UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-CSR

          CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANIES


Investment Company Act file number 811-05011

Name of Fund:  CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/07

Date of reporting period: 04/01/06 - 03/31/07

Item 1 - Report to Stockholders


Annual Report
March 31, 2007


CMA (R) Multi-State Municipal Series Trust


CMA (R) Arizona Municipal Money Fund
CMA (R) California Municipal Money Fund
CMA (R) Connecticut Municipal Money Fund
CMA (R) Florida Municipal Money Fund
CMA (R) Massachusetts Municipal Money Fund
CMA (R) Michigan Municipal Money Fund
CMA (R) New Jersey Municipal Money Fund
CMA (R) New York Municipal Money Fund
CMA (R) North Carolina Municipal Money Fund
CMA (R) Ohio Municipal Money Fund
CMA (R) Pennsylvania Municipal Money Fund



This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds' current prospectus. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.


A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) on www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com; and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.


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CMA Multi-State Municipal Series Trust


Table of Contents                                                      Page


A Letter to Shareholders                                                  3
Portfolio Holdings                                                        4
Important Tax Information                                                 5
Disclosure of Expenses                                                    6
Schedule of Investments:
   CMA Arizona Municipal Money Fund                                       7
   CMA California Municipal Money Fund                                   10
   CMA Connecticut Municipal Money Fund                                  16
   CMA Florida Municipal Money Fund                                      18
   CMA Massachusetts Municipal Money Fund                                20
   CMA Michigan Municipal Money Fund                                     22
   CMA New Jersey Municipal Money Fund                                   25
   CMA New York Municipal Money Fund                                     28
   CMA North Carolina Municipal Money Fund                               34
   CMA Ohio Municipal Money Fund                                         36
   CMA Pennsylvania Municipal Money Fund                                 40
Financial Statements                                                     44
Financial Highlights                                                     52
Notes to Financial Statements                                            58
Report of Independent Registered Public Accounting Firm                  63
Officers and Trustees                                                    64



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



A Letter to Shareholders


Dear Shareholder

For most financial markets, 2007 opened just as 2006 ended - on a positive trajectory. At the end of February and into March, however, global equity markets registered their first significant decline since last summer. The market jitters were triggered by a significant setback in the Chinese market and were exacerbated by several concerns, notably a weakening economy, some disappointing corporate earnings announcements, escalating geopolitical concerns in the Middle East and increasing delinquencies in the subprime mortgage market. Despite the recent spate of volatility, underlying stock market fundamentals appear quite sound, supported by a generally favorable global economic backdrop, tame inflation, relatively low interest rates and attractive valuations.

Not unlike the equity market, the bond market also has seen volatility recently as observers have attempted to interpret mixed economic signals. A bond market rally late last year reversed itself early in 2007 as economic data strengthened. Prices improved (and yields fell) again in February as equities struggled, but retrenched slightly in March. Notably, the Treasury curve remained inverted for much of 2006 and into 2007. The 30-year Treasury yield stood at 4.84% at the end of March 2007, while the one-month Treasury offered the highest yield on the curve at 5.07%.

For its part, the Federal Reserve Board (the Fed) has left the target short-term interest rate on hold at 5.25% since first pausing in its interest rate-hiking campaign on August 8, 2006. Although the central bankers continue to express concern about potential inflationary pressures, they also have made reference to signs of economic weakness in their public statements. Most observers expect the Fed to keep interest rates on hold for now.

Notwithstanding some recent volatility, most major market indexes managed to post positive returns for the annual and semi-annual reporting periods ended March 31, 2007:


Total Returns as of March 31, 2007                                         6-month       12-month
U.S. equities (Standard & Poor's 500 Index)                                + 7.38%        +11.83%
Small cap U.S. equities (Russell 2000 Index)                               +11.02         + 5.91
International equities (MSCI Europe, Australasia, Far East Index)          +14.85         +20.20
Fixed income (Lehman Brothers Aggregate Bond Index)                        + 2.76         + 6.59
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)             + 1.93         + 5.43
High yield bonds (Credit Suisse High Yield Index)                          + 7.59         +11.82


If recent market movements are any guide, 2007 could be a year of enhanced market volatility. As you navigate the uncertainties of the financial markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more reflection on the markets, please ask your financial professional for the latest issue of "What's Ahead in 2007: First Quarter Update," or view it online at www.blackrock.com/funds. We thank you for trusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.


Sincerely,


(Robert C. Doll, Jr.)
Robert C. Doll, Jr.
Trust President and Trustee



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Portfolio Holdings*


CMA Arizona Municipal Money Fund


                                            Percent of Total
                                              Investments

Variable Rate Demand Obligations                  93.7%
Fixed Rate Notes                                   4.2
Tax-Exempt Commercial Paper                        1.1
Put Bonds                                          1.0



CMA California Municipal Money Fund


                                            Percent of Total
                                              Investments

Variable Rate Demand Obligations                  88.6%
Fixed Rate Notes                                   5.9
Tax-Exempt Commercial Paper                        4.5
Put Bonds                                          1.0



CMA Connecticut Municipal Money Fund


                                            Percent of Total
                                              Investments

Variable Rate Demand Obligations                  81.1%
Tax-Exempt Commercial Paper                       12.5
Fixed Rate Notes                                   6.4



CMA Florida Municipal Money Fund


                                            Percent of Total
                                              Investments

Variable Rate Demand Obligations                  83.6%
Tax-Exempt Commercial Paper                       10.8
Fixed Rate Notes                                   5.6



CMA Massachusetts Municipal Money Fund


                                            Percent of Total
                                              Investments

Variable Rate Demand Obligations                  71.4%
Tax-Exempt Commercial Paper                       18.6
Fixed Rate Notes                                  10.0



CMA Michigan Municipal Money Fund


                                            Percent of Total
                                              Investments

Variable Rate Demand Obligations                  87.1%
Fixed Rate Notes                                   9.2
Tax-Exempt Commercial Paper                        3.7



CMA New Jersey Municipal Money Fund


                                            Percent of Total
                                              Investments

Variable Rate Demand Obligations                  82.3%
Fixed Rate Notes                                  13.3
Tax-Exempt Commercial Paper                        4.4



CMA New York Municipal Money Fund


                                            Percent of Total
                                              Investments

Variable Rate Demand Obligations                  85.4%
Fixed Rate Notes                                  14.0
Tax-Exempt Commercial Paper                        0.4
Put Bonds                                          0.2



CMA North Carolina Municipal Money Fund


                                            Percent of Total
                                              Investments

Variable Rate Demand Obligations                  82.2%
Fixed Rate Notes                                  13.6
Tax-Exempt Commercial Paper                        4.2



CMA Ohio Municipal Money Fund


                                            Percent of Total
                                              Investments

Variable Rate Demand Obligations                  76.9%
Fixed Rate Notes                                  21.5
Put Bonds                                          1.6



CMA Pennsylvania Municipal Money Fund


                                            Percent of Total
                                              Investments

Variable Rate Demand Obligations                  81.6%
Tax-Exempt Commercial Paper                        8.0
Fixed Rate Notes                                   6.3
Put Bonds                                          4.1


 * Based on the market value of total investments of each Fund as of March 31, 2007. Investments are valued at amortized cost, which approximates market value.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Important Tax Information


All of the net investment income distributions paid by CMA Multi-State Municipal Series Trust during the taxable year ended March 31, 2007 qualify as tax-exempt interest dividends for federal income tax purposes.

Additionally, the following table summarizes the taxable per share distributions paid by certain funds during the year:


                                                      Record         Payable       Ordinary        Long-Term
                                                        Date            Date         Income    Capital Gains
CMA California Municipal Money Fund               12/29/2006      12/29/2006      $.0000085        $.0000295
CMA Florida Municipal Money Fund                  12/29/2006      12/29/2006      $.0000539               --
CMA New York Municipal Money Fund                 12/29/2006      12/29/2006      $.0000016        $.0000384
CMA Ohio Municipal Money Fund                     12/29/2006      12/29/2006      $.0000075        $.0000009


CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Disclosure of Expenses


Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on October 1, 2006 and held through March 31, 2007) is intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.



                                                                                            Expenses Paid
                                                                            Ending            During the
                                                          Beginning      Account Value   Period* October 1,
                                                        Account Value      March 31,           2006 to           Annualized
                                                       October 1, 2006        2007          March 31, 2007     Expense Ratio
Actual

CMA Arizona                                                 $1,000         $1,014.40            $3.72               .74%
CMA California                                              $1,000         $1,014.80            $2.81               .56%
CMA Connecticut                                             $1,000         $1,014.30            $3.41               .68%
CMA Florida                                                 $1,000         $1,014.40            $3.62               .72%
CMA Massachusetts                                           $1,000         $1,014.40            $3.47               .69%
CMA Michigan                                                $1,000         $1,014.70            $3.57               .71%
CMA New Jersey                                              $1,000         $1,014.70            $3.06               .61%
CMA New York                                                $1,000         $1,015.00            $2.86               .57%
CMA North Carolina                                          $1,000         $1,014.40            $3.72               .74%
CMA Ohio                                                    $1,000         $1,014.60            $3.52               .70%
CMA Pennsylvania                                            $1,000         $1,014.70            $3.47               .69%

Hypothetical (5% annual return before expenses)**

CMA Arizona                                                 $1,000         $1,021.21            $3.73               .74%
CMA California                                              $1,000         $1,022.11            $2.82               .56%
CMA Connecticut                                             $1,000         $1,021.51            $3.43               .68%
CMA Florida                                                 $1,000         $1,021.31            $3.63               .72%
CMA Massachusetts                                           $1,000         $1,021.46            $3.48               .69%
CMA Michigan                                                $1,000         $1,021.36            $3.58               .71%
CMA New Jersey                                              $1,000         $1,021.86            $3.07               .61%
CMA New York                                                $1,000         $1,022.06            $2.87               .57%
CMA North Carolina                                          $1,000         $1,021.21            $3.73               .74%
CMA Ohio                                                    $1,000         $1,021.41            $3.53               .70%
CMA Pennsylvania                                            $1,000         $1,021.46            $3.48               .69%

 * Expenses for each Fund are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Schedule of Investments as of March 31, 2007                     (In Thousands)

                                               CMA Arizona Municipal Money Fund


     Face
   Amount    Municipal Bonds                                           Value

Arizona--97.0%

             Apache County, Arizona, IDA, IDR (Tucson Electric
             Power Co.), VRDN (d):
  $   250       Series 83-A, 3.65% due 12/15/2018                     $     250
    1,250       Series 83-C, 3.65% due 12/15/2018                         1,250

    3,165    Arizona Health Facilities Authority, Health Facility
             Revenue Bonds (Catholic Healthcare West Project),
             VRDN, Series B, 3.68% due 7/01/2035 (d)                      3,165

             Arizona Health Facilities Authority, Revenue
             Refunding Bonds (Banner Health System), VRDN (d):
    3,900       Series A, 3.65% due 1/01/2029 (e)                         3,900
    1,800       Series B, 3.65% due 1/01/2035 (b)                         1,800
      460       Series C, 3.62% due 1/01/2035 (b)                           460

    1,495    Arizona State University, COP, PUTTERS, VRDN,
             Series 694, 3.72% due 9/01/2012 (a)(d)(j)                    1,495

    4,500    Arizona Tourism and Sports Authority, Senior Tax
             Revenue Bonds (Multipurpose Stadium Facility
             Project), VRDN, Series A, 3.65% due 7/01/2036 (a)(d)         4,500

    1,400    Arizona Tourism and Sports Authority, Tax Revenue
             Bonds, PUTTERS, VRDN, Series 690, 3.71%
             due 7/01/2011 (d)(e)(j)                                      1,400

    1,780    Avondale, Arizona, IDA, IDR, Refunding (National
             Health Investors), VRDN, 3.74% due 12/01/2014 (d)            1,780

      700    Bank of America MACON Trust, Pinal County, Arizona,
             Electrical District Number 3, Electric System Revenue
             Bonds, VRDN, Series U-1, 3.70% due 10/03/2011 (d)              700

      935    Casa Grande, Arizona, IDA, IDR (Price Companies
             Inc. Project), VRDN, AMT, Series A, 3.71%
             due 12/01/2017 (d)                                             935

    1,100    Chandler, Arizona, IDA, IDR (Red Rock Stamping
             Company Project), VRDN, AMT, 3.80%
             due 2/01/2020 (d)                                            1,100

    4,600    Cochise County, Arizona, Pollution Control
             Corporation, Solid Waste Disposal Revenue Bonds
             (Arizona Electric Power Co-Operative Inc. Project),
             VRDN, AMT, 3.73% due 9/01/2024 (d)                           4,600



     Face
   Amount    Municipal Bonds                                           Value

Arizona (continued)

  $ 1,000    Coconino County, Arizona, IDA, IDR, VRDN, AMT,
             3.75% due 3/01/2027 (d)                                 $    1,000

             Coconino County, Arizona, Pollution Control
             Corporation Revenue Bonds, VRDN, AMT (d):
      300       (Arizona Public Service Co.-Navajo Project),
                Series A, 3.75% due 10/01/2029                              300
      100       (Arizona Public Service Co. Project), 3.72%
                due 11/01/2033                                              100

    2,245    Downtown Phoenix Hotel Corporation, Arizona,
             Revenue Bonds, FLOATS, VRDN, Series P3U, 3.70%
             due 7/01/2026 (b)(d)                                         2,245

    2,500    Eagle Tax-Exempt Trust, Salt River Project, Arizona,
             Agriculture Improvement and Power District, Electric
             System Revenue Bonds, VRDN, Series 2006-0141,
             Class A, 3.72% due 1/01/2037 (d)                             2,500

    2,475    Lehman Municipal Trust Receipts, Phoenix and
             Pima County, Arizona, Revenue Bonds, FLOATS,
             VRDN, AMT, Series 2006-P55U, 3.75%
             due 3/01/2039 (d)(g)(i)                                      2,475

    2,985    Lehman Municipal Trust Receipts, Tucson, Arizona,
             Revenue Refunding Bonds, FLOATS, VRDN, AMT,
             Series 2006-P39U, 3.75% due 1/01/2038 (d)(g)(i)              2,985

    6,000    Maricopa County, Arizona, IDA, Health Facilities
             Revenue Bonds, PUTTERS, VRDN, Series 420, 3.71%
             due 1/01/2010 (d)(j)                                         6,000

    4,215    Maricopa County, Arizona, IDA, IDR (Trans-Matic
             Manufacturing Production Project), VRDN, AMT,
             3.72% due 10/01/2026 (d)                                     4,215

             Maricopa County, Arizona, IDA, M/F Housing
             Revenue Refunding Bonds, VRDN, AMT (d)(h):
    2,540       (Las Gardenias Apartments LP Project), Series A,
                3.72% due 4/15/2033                                       2,540
    2,000       (San Martin Apartments Project), Series A-1,
                3.72% due 6/15/2035                                       2,000
    8,000       (Villas Solanas Apartments), Series A, 3.72%
                due 11/15/2032                                            8,000



Portfolio Abbreviations Applicable to All Funds


ACES (SM)    Adjustable Convertible Extendible Securities
AMT          Alternative Minimum Tax (subject to)
BAN          Bond Anticipation Notes
COP          Certificates of Participation
CP           Commercial Paper
EDA          Economic Development Authority
EDR          Economic Development Revenue Bonds
FLOATS       Floating Rate Securities
GAN          Grant Anticipation Notes
GO           General Obligation Bonds
HDA          Housing Development Authority
HFA          Housing Finance Agency
IDB          Industrial Development Bond
IDA          Industrial Development Authority
IDR          Industrial Development Revenue Bonds
M/F          Multi-Family
MERLOTS      Municipal Extendible Receipt Liquidity Option
             Tender Securities
MSTR         Municipal Securities Trust Receipts
PCR          Pollution Control Revenue Bonds
PILOT        Payment in Lieu of Taxes
PUTTERS      Puttable Tax-Exempt Receipts
RAN          Revenue Anticipation Notes
ROCS         Reset Option Certificates
SAN          State Aid Notes
S/F          Single-Family
TAN          Tax Anticipation Notes
TOCS         Tender Option Certificates
TRAN         Tax Revenue Anticipation Notes
VRDN         Variable Rate Demand Notes



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Schedule of Investments (continued)                              (In Thousands)

                                               CMA Arizona Municipal Money Fund


     Face
   Amount    Municipal Bonds                                           Value

Arizona (continued)

  $   710    Maricopa County, Arizona, IDA, S/F Mortgage
             Revenue Bonds, FLOATS, VRDN, AMT, Series 1165,
             3.72% due 2/01/2008 (d)                                  $     710

    3,600    McAllister Academic Village, LLC, Arizona, Revenue
             Bonds (Arizona State University Project), VRDN,
             Series A, 3.63% due 7/01/2045 (a)(d)                         3,600

    1,665    Morgan Keegan Municipal Products, Inc., Maricopa
             County, Arizona, IDA, VRDN, AMT, Series A, 3.75%
             due 2/02/2009 (d)                                            1,665

    4,500    Phoenix and Pima County, Arizona, IDA, S/F Revenue
             Bonds, FLOATS, VRDN, AMT, Series P29U, 3.75%
             due 7/01/2039 (d)(i)                                         4,500

    2,000    Phoenix, Arizona, Civic Improvement Corporation, CP,
             3.67% due 7/10/2007                                          2,000

    5,175    Phoenix, Arizona, Civic Improvement Corporation,
             Senior Lien Wastewater System, Revenue Refunding
             Bonds, VRDN, Series A, 3.67% due 7/01/2023 (d)(e)            5,175

    5,600    Phoenix, Arizona, Civic Improvement Corporation,
             State of Arizona Distribution Revenue Bonds, TOCS,
             VRDN, Series Z-11, 3.71% due 5/08/2034 (b)(d)(j)             5,600

    1,000    Phoenix, Arizona, IDA, Government Office Lease
             Revenue Refunding Bonds, PUTTERS, VRDN,
             Series 1119, 3.70% due 9/15/2013 (a)(d)(j)                   1,000

    8,420    Phoenix, Arizona, IDA, M/F Housing Revenue Bonds
             (Mariners Pointe Apartments Project), VRDN, AMT,
             Series A, 3.74% due 10/01/2023 (d)                           8,420

    3,285    Phoenix, Arizona, IDA, M/F Housing Revenue
             Refunding Bonds (Westward Housing Apartments
             Project), VRDN, AMT, Series A, 3.75%
             due 4/01/2033 (d)                                            3,285

             Phoenix, Arizona, IDA, Revenue Bonds, VRDN (d):
    5,170       (Leggett & Platt Inc. Project), AMT, 3.71%
                due 7/01/2029                                             5,170
    2,325       (Pilgrim Rest Foundation Inc. Project), Series A,
                3.73% due 10/01/2030                                      2,325
    1,000       (Safeway Inc. Ice Cream Project), AMT, 3.85%
                due 4/01/2007                                             1,000
    2,500       (Salvo Properties LLC Project), AMT, 3.78%
                due 3/01/2031                                             2,500
    3,500       (Swift Aviation Services, Inc. Project),  AMT,
                3.80% due 7/01/2024                                       3,500

      900    Pima County, Arizona, IDA, IDR, Refunding
             (Brush Wellman Inc. Project), VRDN, 3.73%
             due 9/01/2009 (d)                                              900

    2,250    Pima County, Arizona, IDA, IDR (Tucson Electric
             Power Company - Irvington Project), VRDN, 3.70%
             due 10/01/2022 (d)                                           2,250



     Face
   Amount    Municipal Bonds                                           Value

Arizona (continued)

  $ 2,400    Pima County, Arizona, IDA, M/F Housing Revenue
             Bonds (Eastside Place Apartments), VRDN, AMT,
             Series B, 3.77% due 2/15/2031 (d)(h)                    $    2,400

    1,385    RBC Municipal Products, Inc., Arizona Sports and
             Tourism Authority, Revenue Refunding Bonds, FLOATS,
             VRDN, Series I-17, 3.70% due 1/01/2015 (d)(e)                1,385

    1,800    Salt River Pima-Maricopa Indian Community, Arizona,
             Revenue Bonds, VRDN, 3.66% due 10/01/2025 (d)                1,800

             Salt River Project, Arizona, Agriculture Improvement
             and Power District, Electric System Revenue Bonds,
             VRDN (d):
    2,400       FLOATS, Series 1430, 3.69% due 1/01/2037                  2,400
      390       ROCS, Series II-R-9019, 3.71% due 1/01/2037 (j)             390

    3,755    Scottsdale, Arizona, IDA, Hospital Revenue
             Bonds, ROCS, VRDN, Series II-R-578CE, 3.71%
             due 5/01/2041 (d)(j)                                         3,755

             Scottsdale, Arizona, IDA, Hospital Revenue Refunding
             Bonds (Scottsdale Healthcare), VRDN (d):
    2,500       Series A, 3.65% due 9/01/2030 (b)                         2,500
    1,700       Series B, 3.65% due 9/01/2026 (b)                         1,700
    5,000       Series C, 3.65% due 9/01/2035 (c)                         5,000

    1,300    Scottsdale, Arizona, IDA, Limited Obligation Revenue
             Bonds (Notre Dame School), VRDN, Series A, 3.70%
             due 5/01/2021 (d)                                            1,300

    4,400    Sun Devil Energy Center LLC, Arizona, Revenue Bonds
             (Arizona State University Project), VRDN, 3.66%
             due 7/01/2030 (b)(d)                                         4,400

    2,150    Tempe, Arizona, GO, 4% due 7/01/2007                         2,151

    1,500    Tempe, Arizona, IDA, Revenue Bonds (ASUF
             Brickyard, LLC Project), VRDN, Series A, 3.66%
             due 7/01/2034 (d)                                            1,500

    1,500    Tucson, Arizona, IDA, Housing Revenue Bonds (Family
             Housing Resource Projects), VRDN, Series A, 3.66%
             due 1/15/2032 (d)(h)                                         1,500

    2,145    Tucson, Arizona, IDA, IDR (Fluoresco Old Nogales
             Project), VRDN, AMT, 4% due 8/01/2025 (d)                    2,145

    3,750    Tucson, Arizona, IDA, Joint S/F Mortgage Revenue
             Bonds, AMT, Series B, 4.90% due 8/03/2007 (d)(g)(i)          3,761

    3,325    Tucson, Arizona, IDA Revenue Bonds (United
             Way Capital Corporation Project), VRDN, 3.95%
             due 6/01/2021 (d)                                            3,325

    2,800    University of Arizona, COP, VRDN, Series B, 3.68%
             due 6/01/2031 (a)(d)                                         2,800



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Schedule of Investments (concluded)                              (In Thousands)

                                               CMA Arizona Municipal Money Fund


     Face
   Amount    Municipal Bonds                                           Value

Arizona (concluded)

  $ 4,500    Verrado Western Overlay Community Facilities
             District, Arizona, GO, VRDN, 3.73%
             due 7/01/2029 (d)                                       $    4,500

    9,700    Yavapai County, Arizona, IDA, Hospital
             Facility Revenue Bonds (Yavapai Regional
             Medical Center), VRDN, Series B, 3.65%
             due 12/01/2026 (c)(d)                                        9,700

    4,280    Yuma & La Paz Counties, Arizona, Community
             College District, GO, MERLOTS, VRDN, Series C-02,
             3.69% due 7/01/2031 (d)(e)(j)                                4,280



     Face
   Amount    Municipal Bonds                                           Value

Puerto Rico--2.5%

  $ 3,000    Puerto Rico Commonwealth Highway and
             Transportation Authority, Transportation Revenue
             Bonds, PUTTERS, VRDN, Series 246, 3.65%
             due 7/01/2027 (c)(d)(j)                                 $    3,000

    1,600    Puerto Rico Public Finance Corporation Revenue
             Bonds, FLOATS, VRDN, Series 919, 3.64%
             due 8/01/2026 (d)(f)                                         1,600

Total Investments (Cost--$182,587*)--99.5%                              182,587
Other Assets Less Liabilities--0.5%                                         855
                                                                     ----------
Net Assets--100.0%                                                   $  183,442
                                                                     ==========


*   Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(e) MBIA Insured.

(f) CIFG Insured.

(g) FHLMC Collateralized.

(h) FNMA Collateralized.

(i) FNMA/GNMA Collateralized.

(j) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

    See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Schedule of Investments as of March 31, 2007                     (In Thousands)

                                            CMA California Municipal Money Fund


     Face
   Amount    Municipal Bonds                                           Value

California--97.7%

 $ 19,995    ABAG Finance Authority For Non-Profit
             Corporations, California, M/F Revenue Bonds
             (Southport Apartments), VRDN, Series A, 3.64%
             due 1/15/2036 (e)(k)                                    $   19,995

   13,785    ABAG Finance Authority For Non-Profit Corporations,
             California, Senior Living Revenue Bonds (Elder Care
             Alliance of San Rafael, Inc. Project), VRDN, 3.56%
             due 11/01/2034 (k)                                          13,785

    9,995    ABN AMRO MuniTops Certificates Trust, California,
             COP, Refunding, VRDN, Series 2006-14, 3.66%
             due 5/01/2013 (a)(j)(k)                                      9,995

    6,495    ABN AMRO MuniTops Certificates Trust, California,
             GO, Refunding, VRDN, Series 2003-1, 3.66%
             due 2/01/2010 (a)(k)                                         6,495

   16,000    ABN AMRO MuniTops Certificates Trust, California,
             Revenue Bonds, VRDN, Series 2005-50, 3.66%
             due 12/01/2012 (a)(j)(k)                                    16,000

    9,495    ABN AMRO MuniTops Certificates Trust, California,
             Revenue Refunding Bonds, VRDN, Series 2006-11,
             3.66% due 11/01/2013 (i)(j)(k)                               9,495

             ABN AMRO MuniTops Certificates Trust, California,
             VRDN (i)(k):
   10,045       GO, Series 2003-9, 3.65% due 9/01/2011                   10,045
    5,373       Series 1999-7, 3.65% due 7/04/2007                        5,373

    7,435    ABN AMRO MuniTops Certificates Trust,
             California, VRDN, COP, Series 2006-25, 3.66%
             due 6/15/2014 (i)(j)(k)                                      7,435

   13,335    Alameda Corridor Transportation Authority, California,
             Revenue Bonds, FLOATS, VRDN, Series 15Z, 3.69%
             due 10/01/2034 (a)(k)                                       13,335

    5,550    Alhambra, California, Unified School District,
             GO, ROCS, VRDN, Series II-R-2192, 3.68%
             due 8/01/2022 (c)(k)(l)                                      5,550

   10,000    Alhambra, California, Unified School District, Land
             Acquisition Notes, 4.75% due 6/29/2007                      10,022

    2,000    Arcadia, California, Unified School District,
             GO, PUTTERS, VRDN, Series 1716, 3.68%
             due 2/01/2015 (f)(k)(l)                                      2,000

   15,000    Auburn, California, Union School District, COP,
             Refunding, VRDN, 3.74% due 12/01/2032 (f)(k)                15,000

   14,070    Bakersfield, California, Hospital Revenue Refunding
             Bonds, FLOATS, VRDN, Series 788, 3.69%
             due 3/01/2019 (i)(k)                                        14,070

             Bank of America Austin Trust, University of California,
             Revenue Refunding Bonds, VRDN (f)(k):
   14,000       Series 2007-117, 3.66% due 5/15/2031                     14,000
   15,200       Series 2007-119, 3.66% due 5/15/2028                     15,200

   10,210    California Educational Facilities Authority Revenue
             Bonds (Life Chiropractic College), VRDN, 3.61%
             due 1/01/2025 (k)                                           10,210

   14,300    California Educational Facilities Authority, Revenue
             Refunding Bonds (California Institute of Technology),
             VRDN, Series B, 3.50% due 10/01/2036 (k)                    14,300



     Face
   Amount    Municipal Bonds                                           Value

California (continued)

             California HFA, Home Mortgage Revenue Bonds,
             VRDN (k):
 $ 17,640       AMT, Series B, 3.70% due 8/01/2033 (f)               $   17,640
   22,520       AMT, Series B, 3.65% due 8/01/2035                       22,520
   69,105       AMT, Series C, 3.70% due 2/01/2037                       69,105
    5,715       AMT, Series J, 3.62% due 2/01/2032 (f)                    5,715
   55,395       AMT, Series J, 3.62% due 2/01/2033 (i)                   55,395
   17,955       Series F, 3.70% due 2/01/2033 (a)                        17,955

             California HFA, M/F Housing Revenue Bonds, VRDN,
             AMT (k):
   25,685       Series A, 3.64% due 2/01/2026                            25,685
   29,175       Series A, 3.64% due 2/01/2035                            29,175
   60,715       Series C, 3.70% due 2/01/2033                            60,715

             California HFA, M/F Housing Revenue Refunding
             Bonds III, VRDN, AMT (k):
   29,180       Series D, 3.70% due 2/01/2038                            29,180
   33,455       Series D, 3.70% due 8/01/2038                            33,455
   22,200       Series G, 3.69% due 8/01/2036                            22,200

             California Health Facilities Financing Authority
             Revenue Bonds, VRDN (k):
    7,781       FLOATS, Series 591, 3.69% due 3/01/2014 (i)               7,781
   22,170       FLOATS, Series 592, 3.69% due 3/01/2021 (i)              22,170
   36,300       (Kaiser Permanente), Series C, 3.60%
                due 6/01/2041                                            36,300

    1,500    California Health Facilities Financing Authority,
             Revenue Refunding Bonds, ROCS, VRDN,
             Series II-R-603CE, 3.68% due 11/15/2034 (k)(l)               1,500

    3,375    California Infrastructure and Economic Development
             Bank, Revenue Refunding Bonds (Guided Discoveries
             Inc. Project), VRDN, 3.67% due 6/01/2032 (k)                 3,375

             California Pollution Control Financing Authority, PCR,
             Refunding (Pacific Gas and Electric), VRDN (k):
  100,000       AMT, Series B, 3.62% due 11/01/2026                     100,000
   19,700       Series C, 3.66% due 11/01/2026                           19,700

   38,150    California Pollution Control Financing Authority,
             Resource Recovery Revenue Bonds (Atlantic
             Richfield Co. Project), VRDN, Series A, 3.62%
             due 12/01/2024 (k)                                          38,150

   33,430    California School Cash Reserve Program Authority,
             Pooled Revenue Bonds, COP, Series A, 4.50%
             due 7/06/2007                                               33,510

             California State, CP:
    7,700       3.48% due 4/04/2007                                       7,700
   14,300       3.56% due 5/02/2007                                      14,300
   25,600       3.50% due 5/04/2007                                      25,600
   14,200       3.55% due 5/07/2007                                      14,200
   14,900       3.50% due 5/08/2007                                      14,900
   10,700       3.52% due 5/09/2007                                      10,700
    9,400       3.55% due 5/18/2007                                       9,400

             California State Department of Water Resources,
             Power Supply Revenue Bonds, VRDN (k):
    7,210       PUTTERS, Series 459, 3.65% due 5/01/2011 (i)(l)           7,210
   10,900       Series C-2, 3.53% due 5/01/2022 (a)                      10,900
   43,000       Series C-4, 3.49% due 5/01/2022                          43,000
   13,305       Series C-8, 3.50% due 5/01/2022                          13,305
   26,200       Series C-9, 3.53% due 5/01/2022                          26,200
    9,100       Series C-13, 3.55% due 5/01/2022 (f)                      9,100



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Schedule of Investments (continued)                              (In Thousands)

                                            CMA California Municipal Money Fund


     Face
   Amount    Municipal Bonds                                           Value

California (continued)

             California State Department of Water Resources,
             Power Supply Revenue Refunding Bonds, VRDN (k):
 $ 20,800       Sub-Series G-4, 3.49% due 5/01/2016 (f)              $   20,800
   22,000       Sub-Series G-5, 3.52% due 5/01/2016 (f)                  22,000
   19,000       Sub-Series G-6, 3.53% due 5/01/2017 (f)                  19,000
   10,750       Sub-Series G-11, 3.55% due 5/01/2018 (f)                 10,750
   25,000       Sub-Series G-13, 3.53% due 5/01/2018 (c)                 25,000
   67,335       Sub-Series G-14, 3.49% due 5/01/2018 (c)                 67,335

   44,400    California State Department of Water Resources
             Revenue Bonds (Central Valley Project), FLOATS,
             VRDN, Series 27G, 3.67% due 3/01/2009 (k)                   44,400

   26,800    California State Economic Recovery, GO, FLOATS,
             VRDN, Series L27, 3.67% due 7/01/2017 (k)                   26,800

   11,250    California State Economic Recovery Revenue Bonds,
             VRDN, Series C-14, 3.55% due 7/01/2023 (d)(k)               11,250

             California State, GO, Refunding, VRDN (k):
    4,560       FLOATS, Series 1320, 3.70% due 2/01/2033                  4,560
   14,151       FLOATS, Series 1599, 3.64% due 3/01/2035 (i)             14,151
    8,930       MERLOTS, Series A-17, 3.67% due 2/01/2018 (a)(l)          8,930
   10,250       MSTR, Series SGA-119, 3.70%
                due 9/01/2028 (c)(l)                                     10,250
   24,170       MSTR, Series SGA-135, 3.70%
                due 12/01/2030 (a)(l)                                    24,170
   36,355       MSTR, Series SGA-136, 3.70%
                due 12/01/2030 (d)(l)                                    36,355
    5,195       PUTTERS, Series 806, 3.65% due 3/01/2013 (i)(l)           5,195
    3,710       PUTTERS, Series 1255, 3.65%
                due 12/01/2012 (a)(l)                                     3,710
    3,975       PUTTERS, Series 1680, 3.65% due 9/01/2014 (a)(l)          3,975
    2,460       ROCS, Series II-R-622PB, 3.68%
                due 3/01/2034 (a)(l)                                      2,460
   21,500       ROCS, Series II-R-765CE, 3.68% due 10/01/2036 (l)        21,500
    1,300       Series A-1, 3.52% due 5/01/2034                           1,300

             California State, GO, VRDN (k):
    4,100       FLOATS, Series A-2, 3.53% due 5/01/2033                   4,100
    9,005       MERLOTS, Series B-45, 3.67% due 10/01/2029 (l)            9,005
    2,850       MSTR, Series SGA-7, 3.67% due 9/01/2018 (f)(l)            2,850
    3,050       MSTR, Series SGA-39, 3.67% due 6/01/2014 (i)(l)           3,050
    2,990       MSTR, Series SGA-40, 3.67% due 6/01/2013 (c)(l)           2,990
    2,975       MSTR, Series SGA-72, 3.67% due 6/01/2017 (c)(l)           2,975
    5,000       ROCS, Series II-R-623, 3.68% due 4/01/2031 (a)(l)         5,000
   24,500       Series B-3, 3.50% due 5/01/2033                          24,500

    4,860    California State Public Works Board, Lease Revenue
             Bonds, PUTTERS, VRDN, Series 609, 3.65%
             due 11/01/2012 (c)(k)(l)                                     4,860

    3,000    California State University, Revenue Refunding
             Bonds, PUTTERS, VRDN, Series 1435, 3.65%
             due 11/01/2013 (i)(k)(l)                                     3,000

   32,551    California Statewide Communities Development
             Authority, COP, Refunding, FLOATS, VRDN, Series 909,
             3.64% due 8/15/2023 (i)(k)                                  32,551

             California Statewide Communities Development
             Authority, CP:
   24,400       3.54% due 5/16/2007                                      24,400
   20,000       3.53% due 7/11/2007                                      20,000



     Face
   Amount    Municipal Bonds                                           Value

California (continued)

             California Statewide Communities Development
             Authority, M/F Housing Revenue Bonds, VRDN,
             AMT (k):
 $ 10,000       (Canyon Creek Apartments), Series C, 3.64%
                due 6/15/2025 (e)                                    $   10,000
   45,000       FLOATS, Series 29G, 3.73% due 5/01/2039                  45,000
    7,350       (Greentree Senior Apartments Project), Series P,
                3.66% due 11/15/2030 (e)                                  7,350
    6,420       (Hallmark Housing Apartments), Series ZZ, 3.64%
                due 12/15/2036 (e)                                        6,420
    6,700       (Hermosa Vista Apartments), Series XX, 3.64%
                due 5/15/2036 (e)                                         6,700
    4,200       (Kimberly Woods), Series B, 3.64%
                due 6/15/2025 (e)                                         4,200
   13,205       (Knolls at Green Valley), Series FF, 3.64%
                due 7/15/2036 (e)                                        13,205
   13,500       (Las Flores Village Apartments), Series JJ, 3.73%
                due 6/15/2038                                            13,500
   15,100       (Oakmont Chino Hills), Series P, 3.65%
                due 6/01/2036                                            15,100
   27,420       PUTTERS, Series 1358, 3.70% due 7/01/2011 (l)            27,420
    5,335       (Second Street Senior Apartments), Series TT,
                3.64% due 12/15/2036 (e)                                  5,335
    7,300       (Vineyard Creek LP), Series W, 3.65%
                due 12/01/2036                                            7,300

   17,150    California Statewide Communities Development
             Authority, M/F Revenue Bonds (Crossings Senior
             Apartments), VRDN, AMT, Series I, 3.66%
             due 7/15/2040 (k)                                           17,150

             California Statewide Communities Development
             Authority Revenue Bonds, VRDN (k):
   14,700       Series J, 3.60% due 4/01/2036                            14,700
    8,300       Series L, 3.60% due 4/01/2038                             8,300
   50,750       Series M, 3.60% due 4/01/2038                            50,750

             California Statewide Communities Development
             Authority, Revenue Refunding Bonds, VRDN (k):
   11,400       (Kaiser Permanente), Series A, 3.60%
                due 10/01/2013                                           11,400
   44,200       (Kaiser Permanente), Series D, 3.55%
                due 5/01/2033                                            44,200
    3,500       (Presbyterian Homes), Series B, 3.53%
                due 11/15/2036                                            3,500
    8,000       ROCS, Series II-R-763CE, 3.68% due 4/01/2031 (l)          8,000

   25,000    California Statewide Communities Development
             Authority, TRAN, Series A-1, 4.50% due 6/29/2007 (f)        25,055

   14,215    Carlsbad, California, M/F Housing Revenue Bonds
             (The Greens Apartments), VRDN, AMT, Series A,
             3.66% due 6/01/2046 (k)                                     14,215

    1,540    Chabot-Las Positas, California, Community College
             District, GO, FLOATS, VRDN, Series 87-Z, 3.70%
             due 8/01/2035 (a)(k)                                         1,540



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Schedule of Investments (continued)                              (In Thousands)

                                            CMA California Municipal Money Fund


     Face
   Amount    Municipal Bonds                                           Value

California (continued)

 $  7,120    Contra Costa, California, Water District Water
             Revenue Refunding Bonds, FLOATS, VRDN,
             Series 850, 3.64% due 10/01/2019 (f)(k)                 $    7,120

             Contra Costa County, California, M/F Housing
             Revenue Bonds, VRDN, AMT (k):
   17,700       (Creekview Apartments), Series B,
                3.64% due 7/01/2036 (g)                                  17,700
   20,000       (Pleasant Hill Bart Transit Station Project),
                Series A, 3.95% due 4/15/2046                            20,016

   15,000    Eagle Tax-Exempt Trust, California State University,
             Revenue Refunding Bonds, VRDN, Series 2005-0082,
             Class A, 3.69% due 11/01/2035 (i)(k)                        15,000

   13,000    Eagle Tax-Exempt Trust, Los Angeles, California,
             Department of Water and Power Revenue Bonds,
             VRDN, Series 2006-0010 Class A, 3.69%
             due 7/01/2035 (f)(k)                                        13,000

   28,500    Eagle Tax-Exempt Trust, Los Angeles, California,
             Department of Water and Power, Waterworks
             Revenue Bonds, VRDN, Series 2006-0036 Class A,
             3.68% due 7/01/2030 (a)(k)                                  28,500

    4,800    Eagle Tax-Exempt Trust, Los Angeles, California,
             Unified School District, GO, VRDN, Series 2003-0043,
             Class A, 3.69% due 1/01/2028 (i)(k)                          4,800

    6,430    Eagle Tax-Exempt Trust, Sacramento County,
             California, Sanitation District Financing Authority
             Revenue Bonds, VRDN, Series 2006-0023 Class A,
             3.69% due 12/01/2035 (a)(k)                                  6,430

    9,900    Eagle Tax-Exempt Trust, San Diego, California,
             Community College District, GO, VRDN,
             Series 2006-0042 Class A, 3.68%
             due 5/01/2030 (f)(k)                                         9,900

    5,500    Eagle Tax-Exempt Trust, San Diego, California, Unified
             School District, GO, VRDN, Series 2006-0041 Class A,
             3.69% due 7/01/2029 (f)(k)                                   5,500

    2,445    Eagle Tax-Exempt Trust, University of California,
             Revenue Refunding Bonds, VRDN, Series 2005-0006,
             Class A, 3.69% due 5/15/2033 (a)(k)                          2,445

   11,980    East Bay Municipal Utility District, California, Water
             System Revenue Refunding Bonds, VRDN,
             Sub-Series A, 3.54% due 6/01/2025 (f)(k)                    11,980

   19,825    Eclipse Funding Trust, Solar Eclipse Certificates,
             California, GO, Refunding, VRDN, Series 2005-0004,
             3.64% due 6/01/2024 (i)(k)                                  19,825

   12,605    Eclipse Funding Trust, Solar Eclipse Certificates,
             California, Tax Allocation Refunding Bonds, VRDN,
             Series 2006-0044, 3.65% due 2/01/2015 (a)(k)                12,605

    1,985    Fontana, California, Public Financing Authority, Tax
             Allocation Revenue Refunding Bonds, PUTTERS,
             VRDN, Series 707, 3.65% due 4/01/2013 (a)(k)(l)              1,985



     Face
   Amount    Municipal Bonds                                           Value

California (continued)

 $  8,920    Fresno, California, Airport Revenue Bonds, MERLOTS,
             VRDN, AMT, Series B2, 3.72% due 7/01/2030 (f)(k)(l)     $    8,920

    4,685    Fresno, California, Water System Revenue Refunding
             Bonds, MSTR, VRDN, Series SGA 76, 3.67%
             due 6/01/2024 (c)(k)(l)                                      4,685

    6,727    GS Pool Trust, California, FLOATS, VRDN, AMT,
             Series 34TP, 3.75% due 5/01/2047 (k)                         6,727

   11,431    Glendale, California, Hospital Revenue Refunding
             Bonds, FLOATS, VRDN, Series 590, 3.69%
             due 3/01/2014 (i)(k)                                        11,431

             Golden State Tobacco Securitization Corporation of
             California, Tobacco Settlement Revenue Refunding
             Bonds, TOCS, VRDN (k)(l):
    1,824       Series Z-4, 3.71% due 12/13/2023 (a)                      1,824
    2,560       Series Z-5, 3.71% due 5/06/2022 (f)                       2,560

   17,410    Lehman Municipal Trust Receipts, Bay Area Toll
             Authority, California, Revenue Bonds, FLOATS, VRDN,
             Series 07-P4, 3.55% due 4/01/2045 (a)(d)(k)                 17,410

   12,575    Lehman Municipal Trust Receipts, California State,
             GO, Refunding, FLOATS, VRDN, Series 06-K83, 3.64%
             due 10/01/2027 (a)(k)                                       12,575

   30,000    Lehman Municipal Trust Receipts, Los Angeles,
             California, Wastewater System Revenue Refunding
             Bonds, FLOATS, VRDN, Series 06-K80, 3.64%
             due 6/01/2035 (i)(k)                                        30,000

   25,810    Lehman Municipal Trust Receipts, University of
             California, Revenue Refunding Bonds, FLOATS, VRDN,
             Series 07-K3, 3.64% due 5/15/2035 (f)(k)                    25,810

   19,430    Loma Linda, California, M/F Housing Revenue
             Refunding Bonds (Loma Linda Springs), VRDN, AMT,
             3.66% due 12/15/2031 (e)(k)                                 19,430

    1,785    Long Beach, California, Harbor Revenue Bonds,
             PUTTERS, VRDN, AMT, Series 730, 3.67%
             due 11/15/2012 (i)(k)(l)                                     1,785

    6,785    Los Angeles, California, Department of Water and
             Power, Revenue Refunding Bonds, ROCS, VRDN,
             Series II-R-4510, 3.68% due 7/01/2021 (i)(k)(l)              6,785

   30,000    Los Angeles, California, GO, TRAN, 4.50%
             due 6/29/2007                                               30,054

   18,324    Los Angeles, California, S/F Home Mortgage Revenue
             Bonds, VRDN, AMT, 4.52% due 10/01/2040 (k)                  18,324

             Los Angeles, California, Unified School District, GO,
             FLOATS, VRDN (k):
   16,182       Series 924, 3.64% due 7/01/2023 (f)                      16,182
    2,290       Series 9TP, 3.67% due 7/01/2031 (a)                       2,290
   17,320       Series 1627, 3.64% due 7/01/2023 (a)                     17,320

   10,585    Los Angeles, California, Unified School District,
             GO, ROCS, VRDN, Series II-R-2219, 3.68%
             due 7/01/2023 (a)(k)(l)                                     10,585



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Schedule of Investments (continued)                              (In Thousands)

                                            CMA California Municipal Money Fund


     Face
   Amount    Municipal Bonds                                           Value

California (continued)

 $ 15,000    Los Angeles, California, Water and Power
             Revenue Bonds, VRDN, Sub-Series A-1, 3.53%
             due 7/01/2035 (k)                                       $   15,000

             Los Angeles, California, Water and Power Revenue
             Refunding Bonds, VRDN (k):
   49,700       Sub-Series B-5, 3.54% due 7/01/2034                      49,700
    4,200       Sub-Series B-6, 3.55% due 7/01/2034                       4,200

   63,100    Los Angeles County, California, TRAN, Series A,
             4.50% due 6/29/2007                                         63,246

    5,355    Madera, California, Irrigation Financing Authority,
             Water Revenue Bonds, VRDN, Series A, 3.60%
             due 1/01/2036 (d)(k)                                         5,355

    3,800    Manteca, California, Redevelopment Agency,
             Subordinate Tax Allocation Refunding Bonds
             (Amended Merged Project Area), VRDN, 3.60%
             due 10/01/2042 (d)(k)                                        3,800

    8,240    Maywood, California, Public Financing Authority,
             Revenue Refunding Bonds, VRDN, Series A, 3.60%
             due 10/01/2034 (k)                                           8,240

    8,500    Menlo Park, California, Community Development
             Agency, Tax Allocation Refunding Bonds (Las
             Pulgas Community Development Project), VRDN,
             3.60% due 1/01/2031 (a)(k)                                   8,500

    4,600    Metropolitan Water District of Southern California
             Revenue Refunding Bonds, VRDN, Series B-1, 3.53%
             due 7/01/2020 (k)                                            4,600

             Metropolitan Water District of Southern California,
             Waterworks Revenue Refunding Bonds, VRDN (k):
   10,500       Series A, 3.54% due 7/01/2025                            10,500
    9,155       Series C, 3.47% due 10/01/2029                            9,155

   20,000    Milpitas, California, M/F Housing Revenue Bonds
             (Crossing at Montague), VRDN, AMT, Series A, 3.64%
             due 8/15/2033 (e)(k)                                        20,000

    7,435    Monrovia, California, Unified School District,
             GO, MSTR, VRDN, Series SGA 70, 3.67%
             due 8/01/2022 (i)(k)(l)                                      7,435

             Municipal Securities Trust Certificates, California, GO, Refunding, VRDN, Class A (k):
   13,050       Series 2006-3005, 3.71% due 6/04/2014 (a)(j)             13,050
   11,660       Series 3002, 3.71% due 3/14/2024 (i)                     11,660

             Municipal Securities Trust Certificates, California, GO,
             Class A, VRDN (k):
   24,550       Series 2000-97, 3.65% due 9/01/2016 (c)                  24,550
   20,860       Series 2001-118, 3.70% due 3/03/2009 (c)                 20,860
    9,310       Series 2005-241, 3.71% due 6/03/2022 (i)(j)               9,310
    8,405       Series 2006-249, 3.71% due 1/25/2016 (c)                  8,405
    5,900       Series 2006-255, 3.71% due 5/10/2023 (i)(j)               5,900
   20,205       Series 5007-BBT, 3.71% due 10/20/2025 (c)(j)             20,205
    8,125       Series 5008-BBT, 3.71% due 2/27/2027 (f)(j)               8,125
   11,195       Series 5009-BBT, 3.71% due 3/14/2022 (c)(j)              11,195



     Face
   Amount    Municipal Bonds                                           Value

California (continued)

 $ 12,545    Municipal Securities Trust Certificates, California,
             Revenue Bonds, VRDN, Series 2005-239, Class A,
             3.71% due 5/05/2027 (i)(k)                              $   12,545

   30,635    Municipal Securities Trust Certificates, California,
             Revenue Refunding Bonds, VRDN, Series 2006-258,
             Class A, 3.71% due 1/12/2017 (a)(j)(k)                      30,635

   11,720 Municipal Securities Trust Certificates, California, Tax Allocation Refunding Bonds, VRDN, Series 2005-243,
             Class A, 3.65% due 10/02/2013 (f)(k)                        11,720

    7,700    Municipal Securities Trust Certificates, El Camino
             Hospital District, California, GO, VRDN, Series 3040,
             Class A, 3.71% due 6/16/2023 (i)(k)                          7,700

             Municipal Securities Trust Certificates, Golden State
             Tobacco Securitization Corporation of California,
             Revenue Refunding Bonds, VRDN (j)(k):
    5,000       Series 7021, Class A, 3.70% due 6/01/2038 (c)             5,000
   30,100       Series 7045, Class A, 3.71% due 6/01/2047                30,100

    9,810 Municipal Securities Trust Certificates, Kern, California, Community College, GO, VRDN, Series 3026, Class A,
             3.71% due 8/13/2019 (f)(k)                                   9,810

    7,315    Municipal Securities Trust Certificates, Newport-Mesa
             Unified School District, California, GO, VRDN,
             Series 3049, Class A, 3.71% due 11/13/2025 (i)(k)            7,315

   12,130    Municipal Securities Trust Certificates, Rancho
             Santiago Community College District, California,
             GO, VRDN, Series 3029, Class A, 3.71%
             due 1/31/2025 (f)(j)(k)                                     12,130

    2,430    Oakland, California, Sewer Revenue Bonds, PUTTERS,
             VRDN, Series 631, 3.65% due 6/15/2022 (f)(k)(l)              2,430

    6,320    Pittsburg, California, Redevelopment Agency, Tax
             Allocation Refunding Bonds, ROCS, VRDN,
             Series II-R-2070, 3.68% due 8/01/2020 (i)(k)(l)              6,320

   13,570    Port of Oakland, California, Port Revenue
             Bonds, MSTR, VRDN, Series SG 112, 3.69%
             due 11/01/2025 (j)(k)(l)                                    13,570

   15,855    Port of Oakland, California, Revenue Refunding
             Bonds, MERLOTS, VRDN, AMT, Series B-36, 3.72%
             due 11/01/2021 (c)(k)(l)                                    15,855

    3,300    Riverside County, California, IDA, IDR (Universal Forest
             Products), VRDN, AMT, 3.66% due 8/01/2029 (k)                3,300

    5,213    Sacramento, California, City Financing Authority, Tax
             Allocation Revenue Bonds, TOCS, VRDN, Series Z-3,
             3.71% due 12/12/2025 (c)(k)(l)                               5,213

             Sacramento, California, Housing Authority,
             M/F Housing Revenue Bonds, VRDN, AMT (k):
   11,600       (Greenfair Apartments), Series G, 3.69%
                due 12/01/2030                                           11,600
   15,490       (Lofts at Natomas Apartments), Series F, 3.64%
                due 4/15/2036 (e)                                        15,490



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Schedule of Investments (continued)                              (In Thousands)

                                            CMA California Municipal Money Fund


     Face
   Amount    Municipal Bonds                                           Value

California (continued)

 $  2,075    Sacramento, California, Municipal Utility District,
             Electric Revenue Bonds, PUTTERS, VRDN, Series 591,
             3.65% due 8/15/2011 (i)(k)(l)                           $    2,075

   12,910    Sacramento, California, Municipal Utility District,
             Electric Revenue Refunding Bonds, FLOATS, VRDN,
             Series 748, 3.64% due 8/15/2028 (f)(k)                      12,910

    6,215    Sacramento County, California, COP, ROCS, VRDN,
             Series II-R-5007, 3.69% due 12/01/2023 (a)(k)(l)             6,215

    3,230    Sacramento County, California, Sanitation District
             Financing Authority Revenue Bonds, ROCS, VRDN,
             Series II-R-504, 3.68% due 12/01/2035 (a)(k)(l)              3,230

   15,500    San Diego, California, Housing Authority, M/F Housing
             Revenue Bonds (Studio 15 Housing Partners), VRDN,
             AMT, Series B, 3.67% due 10/01/2039 (k)                     15,500

    7,000    San Diego, California, Sewer Revenue Bonds, FLOATS,
             VRDN, Series SG 14, 3.65% due 5/15/2020 (j)(k)               7,000

   25,000    San Diego County and School District, California, GO,
             TRAN, Series B, 4.50% due 7/27/2007                         25,061

    5,720    San Diego County, California, COP (San Diego Jewish
             Academy), VRDN, 3.63% due 12/01/2028 (k)                     5,720

             San Diego County, California, Water Authority, CP:
   10,000       3.55% due 5/09/2007                                      10,000
   11,000       3.55% due 6/06/2007                                      11,000

    7,100    San Francisco, California, City and County Airport
             Commission, International Airport Revenue Refunding
             Bonds, VRDN, AMT, Second Series, Issue 33C, 3.55%
             due 5/01/2025 (d)(k)                                         7,100

    5,750    San Francisco, California, City and County
             Redevelopment Agency, M/F Housing Revenue
             Refunding Bonds (Fillmore Center), VRDN, AMT,
             Series B-2, 3.63% due 12/01/2017 (g)(k)                      5,750

    1,815    San Francisco, California, City and County Unified
             School District, GO, ROCS, VRDN, Series II-R-6060,
             3.68% due 6/15/2021 (f)(k)(l)                                1,815

   17,810    San Francisco, California, Community College
             District, GO, FLOATS, VRDN, Series 1386, 3.64%
             due 6/15/2031 (f)(k)                                        17,810

    5,500    San Joaquin County, California, COP, ROCS, VRDN,
             Series II-R-2030, 3.68% due 4/01/2020 (i)(k)(l)              5,500

             San Joaquin Hills, California, Transportation Corridor
             Agency, Toll Road Revenue Bonds, VRDN (k):
    2,125       FLOATS, Series 20, 3.00% due 1/01/2026                    2,125
    2,800       PUTTERS, Series 1409, 3.68% due 7/01/2016 (l)             2,800

    3,990    San Joaquin Hills, California, Transportation Corridor
             Agency, Toll Road Revenue Refunding Bonds, FLOATS,
             VRDN, Series 1524, 3.66% due 1/15/2034 (i)(k)                3,990



     Face
   Amount    Municipal Bonds                                           Value

California (concluded)

 $  2,620    San Jose, California, Airport Revenue Refunding
             Bonds, ROCS, VRDN, Series II-R-2004, 3.68%
             due 3/01/2016 (f)(k)(l)                                 $    2,620

             San Jose, California, M/F Housing Revenue Bonds,
             VRDN (k):
   12,000       (Carlton Homes), AMT, Series A, 3.66%
                due 10/15/2032 (e)                                       12,000
   26,400       (Siena Renaissance Square Apartments), 3.64%
                due 12/01/2029 (g)                                       26,400

    2,000    San Jose, California, M/F Housing Revenue Refunding
             Bonds (Almaden Lake Village Apartments), VRDN,
             AMT, Series A, 3.74% due 3/01/2032 (e)(k)                    2,000

   16,790    San Jose, California, Redevelopment Agency, Tax
             Allocation Refunding Bonds, PUTTERS, VRDN,
             Series 1601, 3.65% due 2/01/2015 (i)(k)(l)                  16,790

             San Mateo County, California, Community College
             District, GO, VRDN (k):
    2,005       FLOATS, Series 5Z, 3.68% due 9/01/2037 (i)                2,005
    5,825       FLOATS, Series 96Z, 3.68% due 9/01/2037 (i)               5,825
   11,176       FLOATS, Series 1595, 3.64% due 9/01/2038                 11,176
    1,650       ROCS, Series II-R-647WFZ, 3.69%
                due 9/01/2021 (i)(l)                                      1,650

    9,935    Santa Clara, California, Electric Revenue Refunding
             Bonds, MSTR, VRDN, Series SGA-75, 3.67%
             due 7/01/2027 (a)(k)(l)                                      9,935

    9,000    Santa Rosa, California, M/F Housing Revenue Bonds
             (Crossings At Santa Rosa), VRDN, AMT, Series A,
             3.66% due 11/01/2039 (k)                                     9,000

             Simi Valley, California, M/F Housing Revenue Bonds,
             VRDN (k):
   12,500       (Parker Ranch Project), AMT, Series A,
                3.64% due 7/15/2036 (e)                                  12,500
   12,000       (Shadowridge Apartments), 3.64%
                due 9/01/2019 (g)                                        12,000

   19,240    Turlock, California, Health Facility Revenue Refunding
             Bonds (Emanuel Medical Center, Inc.), COP, VRDN,
             Series B, 3.53% due 10/15/2034 (k)                          19,240

             University of California Revenue Bonds, VRDN (k):
   10,410       FLOATS, Series 1465, 3.64% due 5/15/2030 (f)             10,410
   22,800       PUTTERS, Series 1231, 3.65% due 5/15/2012 (i)(l)         22,800
    2,615       ROCS, Series II-R-3007, 3.68% due 9/01/2020 (f)(l)        2,615

    9,200    Upland, California, Apartment Development Revenue
             Refunding Bonds (Mountain Springs-Issue A), VRDN,
             3.57% due 11/15/2028 (e)(k)                                  9,200

   27,645    Victorville, California, Joint Powers Financing Authority,
             Lease Revenue Bonds (Cogeneration Facility Project),
             VRDN, Series A, 3.61% due 5/01/20037 (k)                    27,645

   14,500    Whittier, California, Revenue Refunding
             Bonds (Whittier College), VRDN, 3.62%
             due 12/01/2033 (h)(k)                                       14,500



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Schedule of Investments (concluded)                              (In Thousands)

                                            CMA California Municipal Money Fund


     Face
   Amount    Municipal Bonds                                           Value

Puerto Rico--1.7%

 $  8,440    Municipal Securities Trust Certificates, Puerto Rico
             Commonwealth Highway and Transportation Authority,
             Revenue Refunding Bonds, VRDN, Series 5032,
             Class A, 3.60% due 8/20/2030 (b)(j)(k)                  $    8,440

    4,900    Municipal Securities Trust Certificates, Puerto Rico,
             Revenue Bonds, VRDN, Series 2000-107, Class A,
             3.65% due 5/19/2009 (f)(k)                                   4,900

   10,500    Puerto Rico Commonwealth Highway and
             Transportation Authority, Transportation Revenue
             Bonds, ROCS, VRDN, Series II-R-789CE, 3.68%
             due 8/30/2009 (k)(l)                                        10,500

    5,000    Puerto Rico Commonwealth Infrastructure Financing
             Authority, Special Obligation Revenue Refunding
             Bonds, FLOATS, VRDN, Series 21Z, 3.67%
             due 7/01/2045 (a)(c)(k)                                      5,000



     Face
   Amount    Municipal Bonds                                           Value

Puerto Rico (concluded)

 $ 15,000    Puerto Rico Commonwealth, TRAN, Refunding,
             4.50% due 7/30/2007                                     $   15,049

    8,400    Puerto Rico Electric Power Authority, Power Revenue
             Bonds, MSTR, VRDN, Series SGA-43, 3.63%
             due 7/01/2022 (i)(k)(l)                                      8,400

    6,100    RBC Municipal Products Inc. Trust, Various States
             Floater Certificates, Series I-3-Puerto Rico
             Commonwealth, VRDN, 3.67%
             due 7/01/2021 (a)(k)                                         6,100

Total Investments
(Cost--$3,353,086*)--99.4%                                            3,353,086
Other Assets Less Liabilities--0.6%                                      21,133
                                                                     ----------
Net Assets--100.0%                                                   $3,374,219
                                                                     ==========


*   Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) Assured Guaranty Insured.

(c) FGIC Insured.

(d) XL Capital Insured.

(e) FNMA Collateralized.

(f) FSA Insured.

(g) FHLMC Collateralized.

(h) Radian Insured.

(i) MBIA Insured.

(j) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(k) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing markets rates.

(l) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

    See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Schedule of Investments as of March 31, 2007                     (In Thousands)

                                           CMA Connecticut Municipal Money Fund


     Face
   Amount    Municipal Bonds                                           Value

Connecticut--88.2%

 $  8,770    ABN AMRO MuniTops Certificates Trust, Connecticut
             State Health and Educational Facilities Authority,
             Revenue Refunding Bonds (Trinity College), VRDN,
             Series 2007-25, 3.69% due 7/01/2015 (d)(e)(h)           $    8,770

             Bridgeport, Connecticut, GO, Refunding, VRDN (d):
    6,380       FLOATS, Series 936, 3.65% due 9/15/2023 (c)               6,380
    2,865       ROCS, Series II-R-182, 3.69% due 8/15/2016 (b)(i)         2,865

   10,900    Connecticut State Development Authority (NEPCO),
             CP, 3.64% due 4/02/2007                                     10,900

             Connecticut State Development Authority, IDR,
             VRDN (d):
    2,480       (Cheshire CPL LLC), AMT, 3.67% due 12/01/2022             2,480
    1,530       (Reflexite Corporation Project), Series A, 3.67%
                due 8/01/2013                                             1,530
    1,655       (Reflexite Corporation Project), Series B, 3.67%
                due 8/01/2013                                             1,655
    5,500       Revenue Refunding Bonds (The Energy Network),
                AMT, 3.67% due 9/01/2025                                  5,500

   10,300    Connecticut State Development Authority Revenue
             Bonds (Solid Waste Project - Rand-Whitney Container
             Board), VRDN, AMT, 3.69% due 8/01/2023 (d)                  10,300

             Connecticut State Development Authority, Water
             Facilities Revenue Refunding Bonds (Connecticut
             Water Company Project), VRDN, Series A (d):
    1,250       AMT, 3.68% due 7/01/2028                                  1,250
    1,150       3.65% due 9/01/2028                                       1,150

    7,500    Connecticut State, GO, FLOATS, VRDN, Series 1609,
             3.67% due 12/01/2021 (d)                                     7,500

             Connecticut State, GO, PUTTERS, VRDN (d)(i):
   10,940       Series 291, 3.68% due 11/15/2013 (c)                     10,940
    6,635       Series 320, 3.68% due 11/15/2020                          6,635

   15,290    Connecticut State, GO, ROCS, VRDN, Series II-R-6076,
             3.69% due 11/15/2022 (b)(d)(i)                              15,290

             Connecticut State, GO, Refunding, VRDN (d):
    3,625       FLOATS, Series 515, 3.67%
                due 12/15/2013                                            3,625
    5,245       FLOATS, Series 75, 3.69%
                due 6/01/2020 (a)                                         5,245
    4,185       ROCS, Series II-R-596, 3.69%
                due 6/01/2014 (e)(i)                                      4,185
   12,000       Series D, 5% due 8/01/2007 (c)                           12,051

             Connecticut State Health and Educational Facilities
             Authority, CP (Yale University):
   11,935       3.62% due 4/04/2007                                      11,935
   11,935       3.60% due 4/05/2007                                      11,935

             Connecticut State Health and Educational Facilities
             Authority Revenue Bonds VRDN (d):
    1,325       (Charlotte Hungerford), Series C, 3.63%
                due 7/01/2013                                             1,325
    9,700       FLOATS, Series 891, 3.67% due 7/01/2023 (b)               9,700
    2,550       FLOATS, Series 1353, 3.67% due 11/01/2033 (b)             2,550
    5,000       (Greater Hartford YMCA), Series A, 3.65%
                due 7/01/2032 (a)                                         5,000
    4,030       (Greenwich Adult Day Care), Series A, 3.66%
                due 7/01/2036                                             4,030
    5,300       (Greenwich Boys and Girls Club), Series A, 3.67%
                due 7/01/2033                                             5,300



     Face
   Amount    Municipal Bonds                                           Value

Connecticut (continued)

             Connecticut State Health and Educational Facilities
             Authority Revenue Bonds VRDN (d) (concluded):
 $  7,165       (Greenwich Family YMCA), Series A, 3.66%
                due 7/01/2035                                        $    7,165
    5,000       (Hartford Hospital), Series B, 3.62%
                due 7/01/2030                                             5,000
   11,000       (Health Care Capital Asset), Series A-1, 3.62%
                due 7/01/2031                                            11,000
    1,920       (The Hotchkiss School), Series A, 3.62%
                due 7/01/2030                                             1,920
   10,585       (King & Low-Heywood Thomas School), Series A,
                3.67% due 7/01/2033                                      10,585
    5,120       (Klingberg Family Center), Series A, 3.63%
                due 7/01/2032                                             5,120
    7,000       (Lawrence & Memorial Hospital), Series E, 3.72%
                due 7/01/2034 (g)                                         7,000
    1,450       (Middlesex Hospital), Series J, 3.64%
                due 7/01/2026                                             1,450
   26,900       (Quinnipiac University), Series F, 3.60%
                due 7/01/2031 (g)                                        26,900
    6,505       (Rectory School), Series A, 3.67% due 7/01/2030           6,505
    7,235       (University of New Haven), AMT, Series E, 3.64%
                due 7/01/2035                                             7,235
    2,560       (The Whitby School), Series A, 3.63%
                due 7/01/2021                                             2,560
   20,900       (Yale University), Series T-1, 3.70%
                due 7/01/2029                                            20,900
    1,500       (Yale University), Series V-1, 3.70%
                due 7/01/2036                                             1,500

             Connecticut State Health and Educational Facilities
             Authority, Revenue Refunding Bonds VRDN (d):
    5,685       (Ascension Health Credit), Series B, 3.60%
                due 11/15/2029                                            5,685
    2,200       (Kent School Corporation), Series C, 3.65%
                due 7/01/2030 (e)                                         2,200
    5,000       (Kingswood-Oxford School), Series B, 3.63%
                due 7/01/2030                                             5,000

    7,605    Connecticut State HFA, Housing Mortgage Financing
             Program Revenue Bonds, VRDN, AMT, Series A-2,
             3.64% due 5/15/2036 (a)(d)                                   7,605

             Connecticut State HFA, Revenue Bonds (Housing
             Mortgage Finance Program),VRDN, AMT (d):
    8,019       Series D, 3.71% due 11/15/2024                            8,019
   12,000       Sub-Series A-4, 3.64% due 5/15/2035 (a)                  12,000
    5,700       Sub-Series E-5, 3.67% due 11/15/2035 (a)                  5,700

             Connecticut State HFA, Revenue Refunding Bonds
             (Housing Mortgage Finance Program) VRDN,
             AMT (a)(d):
    5,510       Sub-Series A-3, 3.64% due 5/15/2032                       5,510
   11,500       Sub-Series B-4, 3.69% due 5/15/2032                      11,500

    3,105    Connecticut State Revenue Bonds, PUTTERS, VRDN,
             Series 1410, 3.68% due 7/01/2014 (d)(i)                      3,105

   10,300    Connecticut State Special Assessment Revenue Bonds,
             VRDN, 3.70% due 11/15/2020 (d)                              10,300



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Schedule of Investments (concluded)                              (In Thousands)

                                           CMA Connecticut Municipal Money Fund


     Face
   Amount    Municipal Bonds                                           Value

Connecticut (continued)

 $  2,800    Connecticut State, Special Tax Obligation Revenue
             Bonds (Transportation Infrastructure), VRDN, Second
             Lien, Series 1, 3.67% due 12/01/2010 (c)(d)             $    2,800

    8,550    Danbury, Connecticut, GO, Refunding, BAN, 4.50%
             due 8/03/2007                                                8,572

    7,005    Eagle Tax-Exempt Trust, South Central Connecticut
             Regional Water Authority, Water System Revenue
             Refunding Bonds, VRDN, Series 2006-0075, Class A,
             3.70% due 8/01/2033 (d)(e)                                   7,005

   21,645    Hartford, Connecticut, Redevelopment Agency, M/F
             Mortgage Revenue Refunding Bonds (Underwood
             Tower Project), VRDN, 3.62% due 6/01/2020 (c)(d)            21,645

   10,000    Hartford County, Connecticut, Metropolitan District,
             GO, BAN, 4% due 11/15/2007                                  10,026

   13,370    Lehman Municipal Trust Receipts, Connecticut State
             Housing, FLOATS, VRDN, Series 2006-P37U, 3.75%
             due 11/15/2036 (d)                                          13,370

   13,125    Meriden, Connecticut, GO, BAN, 4.50%
             due 8/03/2007                                               13,158

    6,785 Municipal Securities Trust Certificates Revenue Bonds, Connecticut, VRDN, AMT, Series 2001-128, Class A,
             3.70% due 3/30/2015 (b)(d)                                   6,785

    8,450    New Britain, Connecticut, GO, VRDN, 3.65%
             due 4/01/2013 (a)(d)                                         8,450

    3,395    New Canaan, Connecticut, Housing Authority
             Revenue Bonds (Village at Waveny Care Center),
             VRDN, 3.63% due 1/01/2022 (d)                                3,395



     Face
   Amount    Municipal Bonds                                           Value

Connecticut (concluded)

 $ 16,915    Plainfield, Connecticut, GO, BAN, 4% due 7/09/2007       $  16,929

    5,950    Trumball, Connecticut, GO, BAN, 4.25%
             due 9/11/2007                                                5,968


Puerto Rico--8.6%

    7,190    Puerto Rico Commonwealth Highway and
             Transportation Authority Highway Revenue
             Bonds, FLOATS, VRDN, Series 771, 3.64%
             due 7/01/2036 (d)(e)                                         7,190

    5,000    Puerto Rico Commonwealth Highway and
             Transportation Authority Transportation Revenue
             Bonds, ROCS, VRDN, Series II-R-789CE, 3.68%
             due 8/30/2009 (d)(i)                                         5,000

   11,000    Puerto Rico Commonwealth Infrastructure Financing
             Authority, Special Obligation Refunding Bonds, TOCS,
             VRDN, Series 2, 3.66% due 10/01/2023 (d)(i)                 11,000

   10,600    Puerto Rico Electric Power Authority, Power Revenue
             Bonds, MSTR, VRDN, Series SGA-43, 3.63%
             due 7/01/2022 (d)(e)(i)                                     10,600
             Puerto Rico Public Buildings Authority Revenue
             Refunding Bonds, FLOATS, VRDN (d)(f):
    5,826       Series 747D, 3.64% due 7/01/2017                          5,826
    7,328       Series 787, 3.64% due 7/01/2036                           7,328

Total Investments (Cost--$526,537*)--96.8%                              526,537
Other Assets Less Liabilities--3.2%                                      17,513
                                                                     ----------
Net Assets--100.0%                                                   $  544,050
                                                                     ==========


*   Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(e) MBIA Insured.

(f) CIFG Insured.

(g) Radian Insured.

(h) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(i) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

    See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Schedule of Investments as of March 31, 2007                     (In Thousands)

                                               CMA Florida Municipal Money Fund


     Face
   Amount    Municipal Bonds                                           Value

Alabama--0.7%

 $  2,250    Decatur, Alabama, IDB, Environmental Facilities
             Revenue Bonds (BP Amoco Chemical Company
             Project), VRDN, AMT, 3.70% due 11/01/2035 (h)           $    2,250


Florida--93.8%

    5,000    Broward County, Florida, CP, 3.70% due 6/18/2007             5,000

    2,750    Broward County, Florida, HFA, M/F Housing Revenue
             Bonds (Sailboat Bend Artist Lofts Project), VRDN, AMT,
             3.77% due 4/15/2038 (h)                                      2,750

    2,400    Broward County, Florida, HFA, M/F Revenue Bonds
             (Sawgrass Pines Apartments Project), VRDN, AMT,
             Series A, 3.71% due 11/01/2023 (h)                           2,400

    5,000    Broward County Florida, HFA S/F Mortgage Revenue
             Bonds, Series D, 5% due 4/01/2008                            5,052

    8,400    Broward County, Florida, Port Facility Improvement,
             Revenue Refunding Bonds (Port Everglades), VRDN,
             AMT, 3.72% due 9/01/2027 (a)(h)                              8,400

    2,500    Collier County, Florida, Educational Facilities Authority,
             Limited Obligation Revenue Bonds (Ave Maria
             University), VRDN, 3.71% due 10/01/2036 (h)                  2,500

    2,000    Collier County, Florida, IDA, IDR, Refunding (Allete
             Inc., Project), VRDN, 3.72% due 10/01/2025 (h)               2,000

    6,150    Collier County, Florida, School Board, COP, PUTTERS,
             VRDN, Series 1406, 3.72% due 2/15/2014 (f)(h)(l)             6,150

    1,225    Dade County, Florida, Water and Sewer System
             Revenue Bonds, VRDN, 3.65% due 10/05/2022 (c)(h)             1,225

             Eagle Tax-Exempt Trust, Miami-Dade County, Florida,
             Aviation Revenue Refunding Bonds, VRDN, AMT,
             Class A (h):
    2,475       Series 2006-0040, 3.75% due 10/01/2037 (d)                2,475
    4,950       Series 2006-0060, 3.75% due 10/01/2038 (j)                4,950

    9,370    Eclipse Funding Trust, Solar Eclipse Certificates,
             Florida, VRDN, Series 2006-0035, 3.69%
             due 6/01/2034 (g)(h)                                         9,370

    7,060    Flagler County, Florida, School Board, COP, MERLOTS,
             VRDN, Series D-01, 3.69% due 8/01/2023 (f)(h)(l)             7,060

    2,800    Florida Development Finance Corporation, IDR
             (Enterprise Bond Program), VRDN, AMT, Series E,
             3.81% due 9/01/2026 (h)                                      2,800

    1,800    Florida Housing Finance Corporation, M/F Housing
             Revenue Bonds (Stuart Pointe Apartments), VRDN,
             AMT, Series B-3, 3.71% due 4/01/2034 (h)                     1,800

             Florida Housing Finance Corporation, M/F Housing
             Revenue Refunding Bonds, VRDN (h):
    1,000       (Charleston Apartments), Series I-A, 3.67%
                due 7/01/2031                                             1,000
    5,780       (Island Club Apartments), Series A, 3.67%
                due 7/01/2031                                             5,780
    6,500       (Tuscany Lakes Apartments), AMT, Series 1, 3.73%
                due 11/15/2035 (e)                                        6,500



     Face
   Amount    Municipal Bonds                                           Value

Florida (continued)

             Florida Housing Finance Corporation, M/F Mortgage
             Revenue Bonds, VRDN, AMT (h):
 $  5,000       FLOATS, Series 49G, 3.75% due 6/01/2046              $    5,000
    7,000       (Savannah Springs Apartments Limited), Series N,
                3.70% due 12/15/2044                                      7,000

             Florida Local Government Finance Commission, CP:
    7,424       3.70% due 4/02/2007                                       7,424
   10,663       3.64% due 4/09/2007                                      10,663
   10,000       3.65% due 5/01/2007                                      10,000

    2,075    Florida State Board of Education, Capital Outlay, GO,
             VRDN, Series A, 5.125% due 6/01/2007 (h)(i)                  2,100

    5,378    Florida State Department of Environmental Protection,
             Preservation Revenue Bonds, FLOATS, VRDN,
             Series 722, 3.69% due 7/01/2022 (c)(h)                       5,378

    1,495    Florida State Department of Management Services,
             Revenue Refunding Bonds (Division of Facilities
             Management), ROCS, VRDN, Series II-R-4079, 3.71%
             due 9/01/2020 (a)(h)(l)                                      1,495

    1,000    Florida State University Financial Assistance Inc.,
             Florida Educational and Athletic Facilities
             Improvement Revenue Bonds, MSTR, VRDN,
             Series SGB-44-A, 3.70% due 10/01/2031 (a)(h)(l)              1,000

    3,000    Fort Myers, Florida, Improvement Revenue Refunding
             Bonds, PUTTERS, VRDN, Series 1709, 3.72%
             due 12/01/2014 (g)(h)(l)                                     3,000

             Hillsborough County, Florida, Aviation Authority,
             Revenue Refunding Bonds, VRDN, AMT (h):
    4,855       FLOATS, Series 1060, 3.72% due 10/01/2018 (a)             4,855
    7,000       (Tampa International Airport), Series 2006-C,
                3.72% due 10/01/2026 (g)                                  7,000

             Hillsborough County, Florida, HFA, M/F Housing
             Revenue Bonds, VRDN, AMT (h):
    4,000       (Claymore Crossings Apartments), 3.71%
                due 12/15/2038                                            4,000
    4,000       (Lake Kathy Apartments), 3.71% due 12/15/2039             4,000

    1,400    Jacksonville, Florida, Electric Authority Revenue
             Bonds (Electric System), VRDN, Series B, 3.71%
             due 10/01/2030 (h)                                           1,400

    3,000    Jacksonville, Florida, HFA, M/F Housing Revenue
             Bonds (Christine Cove Apartments), VRDN, AMT,
             3.71% due 9/15/2038 (h)                                      3,000

    1,100    Jacksonville, Florida, Health Facilities Authority,
             Hospital Revenue Bonds (Southern Baptist Hospital),
             VRDN, Series A, 3.69% due 8/15/2033 (h)                      1,100

    5,000    Jacksonville, Florida, PCR, Refunding (Florida
             Power and Light Co. Project), VRDN, 3.85%
             due 5/01/2029 (h)                                            5,000

    5,000    Lee County, Florida, Hospital Board of Directors,
             Hospital Revenue Bonds (Memorial Health System),
             VRDN, Series A, 3.70% due 4/01/2025 (h)                      5,000

    3,700    Manatee County, Florida, PCR, Refunding (Florida
             Power and Light Company Project), VRDN, 3.70%
             due 9/01/2024 (h)                                            3,700



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Schedule of Investments (concluded)                              (In Thousands)

                                               CMA Florida Municipal Money Fund


     Face
   Amount    Municipal Bonds                                           Value

Florida (continued)

 $  3,741    Marion County, Florida, IDA, M/F Housing Revenue
             Refunding Bonds (Chambrel Project), VRDN, 3.67%
             due 11/15/2032 (e)(h)                                   $    3,741

    6,370    Marion County, Florida, School Board, COP, MERLOTS,
             VRDN, Series D7, 3.69% due 6/01/2025 (a)(h)(l)               6,370

             Miami-Dade County, Florida, Aviation Revenue
             Refunding Bonds, VRDN (h):
    2,050       FLOATS, Series 1415, 3.72% due 10/01/2038 (j)             2,050
    7,500       ROCS, AMT, Series II-R-525, 3.74%
                due 10/01/2037 (d)(l)                                     7,500

   12,300    Miami-Dade County, Florida, IDA, Solid Waste
             Disposal Revenue Refunding Bonds (Florida Power
             and Light Company Project), VRDN, AMT, 3.76%
             due 2/01/2023 (h)                                           12,300

   10,000    Miami-Dade County, Florida, School District, TAN,
             4.50% due 6/28/2007                                         10,018

    1,965    Miami-Dade County, Florida, Special Obligation
             Revenue Bonds, TOCS, VRDN, Series Z-12, 3.71%
             due 5/15/2015 (g)(h)(l)                                      1,965

   10,000    Municipal Securities Trust Certificates, Florida Housing
             Finance Corporation Revenue Bonds, VRDN, AMT,
             Series 7028, Class A, 3.72% due 7/01/2037 (h)(k)            10,000

   11,330    Orange County, Florida, Health Facilities Authority
             Revenue Bonds (Presbyterian Retirement
             Communities), VRDN, Series B, 3.71%
             due 11/01/2035 (b)(h)                                       11,330

    9,100    Orlando and Orange County, Florida, Expressway
             Authority, Expressway Revenue Refunding Bonds,
             VRDN, Series C2, 3.63% due 7/01/2025 (f)(h)                  9,100

      385    Palm Beach County, Florida, Revenue Bonds (Norton
             Gallery, Inc. Project), VRDN, 3.69% due 5/01/2025 (h)          385

   17,895    Palm Beach County, Florida, Special Purpose Facilities
             Revenue Bonds (Flight Safety Project), VRDN, AMT,
             3.69% due 6/01/2020 (h)                                     17,895

    3,935    Peace River/Manasota Regional Water Supply
             Authority, Florida Revenue Bonds, ROCS, VRDN,
             Series II-R-607PB, 3.70% due 10/01/2030 (f)(h)(l)            3,935



     Face
   Amount    Municipal Bonds                                           Value

Florida (concluded)

 $  2,500    Putnam County, Florida, Development Authority,
             PCR (Seminole Electric Cooperative, Inc. Project),
             VRDN, Series H-3, 3.74% due 3/15/2014 (h)               $    2,500

    1,700    Sarasota County, Florida, Continuing Care
             Retirement Community, Revenue Refunding Bonds
             (Glenridge Palmer Project), VRDN, 3.70%
             due 6/01/2036 (h)                                            1,700

    3,900    Tampa, Florida, Revenue Bonds (Volunteers of
             America Project), VRDN, 3.71% due 2/01/2025 (h)              3,900

    7,210    Tampa-Hillsborough County, Florida, Expressway
             Authority Revenue Refunding Bonds, FLOATS, VRDN,
             Series K13, 3.70% due 7/01/2023 (a)(h)                       7,210

    3,150    Wauchula, Florida, IDA, Revenue Refunding
             Bonds (Hardee County Project), VRDN, 3.66%
             due 12/01/2013 (h)                                           3,150

    4,400    West Palm Beach, Florida, Utility System Revenue
             Bonds, ROCS, VRDN, Series II-R-621PB, 3.70%
             due 10/01/2034 (c)(h)(l)                                     4,400


Texas--6.6%

   11,700    Brazos River Harbor Navigation District, Texas,
             Refunding Bonds (BASF Corporation), VRDN, AMT,
             3.91% due 4/01/2031 (h)                                     11,700

    5,000    Gulf Coast IDA, Texas, Exempt Facilities Revenue
             Bonds (BP Global Power Corporation), VRDN, AMT,
             3.70% due 4/01/2038 (h)                                      5,000

    1,400    Gulf Coast Waste Disposal Authority, Texas, PCR
             (Amoco Oil Company Project), VRDN, AMT, 3.70%
             due 5/01/2023 (h)                                            1,400

    2,200    West Side Calhoun County, Texas, Navigation District
             Sewer and Solid Waste District Revenue Bonds
             (BP Chemicals, Inc. Project), VRDN, AMT, 3.70%
             due 4/01/2031 (h)                                            2,200

Total Investments (Cost--$311,326*)--101.1%                             311,326
Liabilities in Excess of Other Assets--(1.1%)                           (3,237)
                                                                     ----------
Net Assets--100.0%                                                   $  308,089
                                                                     ==========


*   Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) Radian Insured.

(c) FGIC Insured.

(d) XL Capital Insured.

(e) FNMA Collateralized.

(f) FSA Insured.

(g) MBIA Insured.

(h) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(i) Prerefunded.

(j) CIFG Insured.

(k) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(l) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

    See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Schedule of Investments as of March 31, 2007                     (In Thousands)

                                         CMA Massachusetts Municipal Money Fund


     Face
   Amount    Municipal Bonds                                           Value

Massachusetts--97.6%

 $  3,300    ABN AMRO MuniTops Certificates Trust,
             Massachusetts State School Building Authority
             Revenue Bonds, VRDN, Series 2005-34, 3.69%
             due 8/15/2013 (a)(e)                                    $    3,300

    5,000    Boston, Massachusetts, Water and Sewer Commission
             Revenue Bonds, FLOATS, VRDN, Series SG-75, 3.67%
             due 11/01/2019 (a)(f)                                        5,000

    6,060    Clipper Tax-Exempt Trust, Massachusetts, VRDN, COP,
             Series 1998-8, 3.68% due 7/20/2007 (a)                       6,060

    6,200    Eagle Tax-Exempt Trust, Massachusetts Bay
             Transportation Authority, Sales Tax Revenue Refunding
             Bonds, VRDN, Series 2005-0087, Class A, 3.70%
             due 7/01/2029 (a)(b)                                         6,200

             Eagle Tax-Exempt Trust, Massachusetts State School
             Building Authority, Dedicated Sales Tax Revenue
             Bonds, Class A, VRDN (a)(e):
    3,000       Series 2006-0035, 3.71%, due 8/15/2030                    3,000
    6,000       Series 2006-0092, 3.71%, due 8/15/2030                    6,000

    4,000    Eagle Tax-Exempt Trust, Massachusetts State Special
             Obligation and Dedicated Tax Revenue Bonds,
             Series 2004-0025, VRDN, Class A, 3.71%
             due 1/01/2029 (a)(d)                                         4,000

    5,630    Eagle Tax-Exempt Trust, Massachusetts, Water Revenue
             Bonds, VRDN, Series 2103, 3.71% due 12/01/2015 (a)(f)        5,630

             Haverhill, Massachusetts, GO, BAN:
    2,300       4.50% due 9/28/2007                                       2,310
    4,170       4.50% due 11/09/2007                                      4,193

    8,682    Lawrence, Massachusetts, GO, Refunding, BAN,
             4.25% due 12/21/2007                                         8,723

    4,090    Lowell, Massachusetts, GO, BAN, Series A, 4.25%
             due 9/21/2007                                                4,102

   10,000    Massachusetts State, CP Notes, Series D, 3.67%
             due 5/07/2007                                               10,000

    4,100    Massachusetts State Development Finance Agency,
             Assisted Living Facility Revenue Bonds (Whalers Cove
             Project), VRDN, Series A, 3.70% due 9/01/2034 (a)            4,100

             Massachusetts State Development Finance Agency, CP:
    7,600       (Nantucket Electric Co.), 3.70% due 5/18/2007             7,600
    8,500       3.64% due 6/12/2007                                       8,500
   16,555       3.70% due 6/13/2007                                      16,555

             Massachusetts State Development Finance Agency,
             IDR,VRDN, AMT (a):
    1,600       (Cell Signaling Technology), 3.68%
                due 12/01/2010                                            1,600
    2,545       (Cleveland Motion Controls), 3.80%
                due 6/01/2021                                             2,545
    2,885       (Concord Foods Issue), 3.68% due 4/01/2021                2,885
    3,385       (V&S Taunton Galvanizing), 3.80%
                due 12/01/2023                                            3,385
    1,155       (Ward Hill Central Products Inc.), 3.80%
                due 8/01/2016                                             1,155

             Massachusetts State Development Finance Agency,
             M/F Housing Revenue Bonds, VRDN, AMT (a):
    7,000       (Avalon Acton Apartments), 3.67%
                due 7/15/2040 (g)                                         7,000
    5,155       (Midway Studios Project), Series A, 3.71%
                due 3/01/2034                                             5,155



     Face
   Amount    Municipal Bonds                                           Value

Massachusetts (continued)

             Massachusetts State Development Finance Agency
             Revenue Bonds, VRDN (a):
 $  6,000       (Berkshire School Project), 3.67% due 9/01/2031      $    6,000
    5,000       (Boston College HS Issue), 3.68% due 8/01/2033            5,000
    1,705       (Fiba Technologies), AMT, 3.73% due 5/01/2023             1,705
    4,740       (Lesley University), 3.70% due 7/01/2033                  4,740
    1,500       (Melmark New England, Inc. Project), 3.65%
                due 7/01/2026                                             1,500
    4,200       (New Bedford Waste Services), AMT, 3.75%
                due 6/01/2021                                             4,200
    1,685       (New Jewish High School Project), 3.65%
                due 6/01/2032                                             1,685
    6,500       (Suffolk University), Series A, 3.70%
                due 7/01/2035 (h)                                         6,500
    1,100       (Walnut Hill School District), 3.68%
                due 7/01/2032                                             1,100
    2,760       (Xinetics Issue), AMT, 3.68% due 6/01/2021                2,760

    6,285    Massachusetts State Development Finance Agency,
             Revenue Refunding Bonds (Assumption College
             Project), VRDN, Series A, 3.68% due 3/01/2032 (a)            6,285

    3,255    Massachusetts State, FLOATS, VRDN, Series SG-126,
             3.67% due 8/01/2018 (a)                                      3,255

   20,500    Massachusetts State, GO (Central Artery), VRDN,
             Series A, 3.67% due 12/01/2030 (a)                          20,500

    2,105    Massachusetts State, GO, FLOATS, VRDN, Series 67,
             3.67% due 8/01/2026 (a)                                      2,105

             Massachusetts State, GO, Refunding, VRDN (a):
    1,437       FLOATS, Series 716D, 3.68% due 8/01/2018 (b)              1,438
    7,000       FLOATS, Series 1015, 3.68% due 8/01/2021 (c)              7,000
    6,365       PUTTERS, Series 340, 3.68% due 1/01/2017 (b)(i)           6,365
    4,995       ROCS, Series II-R-180, 3.70% due 11/01/2015 (d)(i)        4,995

    2,790    Massachusetts State, GO, VRDN, Series O, 3.69%
             due 11/01/2014 (a)                                           2,790

    2,300    Massachusetts State, HFA, Housing Revenue
             Bonds, ROCS, VRDN, AMT, Series II-R-421, 3.73%
             due 7/01/2022 (a)(e)(i)                                      2,300

    7,930    Massachusetts State HFA, Rental Housing Mortgage
             Revenue Refunding Bonds, VRDN, AMT, Series A,
             3.72% due 1/01/2043 (a)(e)                                   7,930

    7,500    Massachusetts State HFA, S/F Housing
             Revenue Bonds, VRDN, AMT, Series Z, 3.60%
             due 5/01/2007 (a)                                            7,500

             Massachusetts State Health and Educational Facilities
             Authority, CP (Harvard University):
    7,243       3.65% due 5/18/2007                                       7,243
    4,000       3.63% due 5/21/2007                                       4,000
    4,000       3.63% due 5/23/2007                                       4,000

             Massachusetts State Health and Educational Facilities
             Authority Revenue Bonds, VRDN (a):
    2,300       (Partners Healthcare System), Series D-6, 3.70%
                due 7/01/2017                                             2,300
    6,100       (Sherrill House, Inc.), Series A-1, 3.65%
                due 1/01/2032                                             6,100



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Schedule of Investments (concluded)                              (In Thousands)

                                               CMA Florida Municipal Money Fund


     Face
   Amount    Municipal Bonds                                           Value

Massachusetts (continued)

 $  6,950    Massachusetts State Industrial Finance Agency,
             (New England Power Co.), CP, 3.67%
             due 5/22/2007                                           $    6,950

             Massachusetts State Industrial Finance Agency,
             Industrial Revenue Bonds, VRDN, AMT (a):
    1,770       (AFC Cable Systems, Inc. Issue), 3.68%
                due 7/01/2016                                             1,770
    1,400       (BBB Esquire LLC), 3.68% due 12/01/2016                   1,400
    4,000       (Bodwell Project), 3.71% due 7/01/2017                    4,000
    3,100       (Constitution Project), 3.68% due 6/01/2018               3,100
      730       (Garlock Printing Corp.), 3.68% due 12/01/2017              730
    2,100       (Gem Group Inc. Issue), 3.68% due 7/01/2016               2,100
      730       (Insco Corporation Issue), 3.68% due 9/01/2008              730
    2,500       (OCT Co. Inc. Project), 3.68% due 12/01/2017              2,500
    1,500       (Tamasi Family Issue), 3.75% due 5/01/2013                1,500

             Massachusetts State Industrial Finance Agency
             Revenue Bonds, VRDN (a):
    1,445       (Heritage at Dartmouth), AMT, 3.68%
                due 12/01/2028                                            1,445
    5,185       (JHC Assisted Living Corporation), Series A,
                3.71% due 12/01/2029                                      5,185
    1,123       (Lower Mills Association II L.P.), 3.68%
                due 12/01/2020                                            1,123

             Massachusetts State Industrial Finance Agency,
             Revenue Refunding Bonds, VRDN (a):
    5,000       (Lightolier, Inc. Project), 3.70% due 7/29/2010           5,000
    2,520       (Mount Ida College Issue), 3.70%
                due 12/01/2027                                            2,520

             Massachusetts State Industrial Finance Agency, Solid
             Waste Disposal Revenue Bonds (E.L. Harvey & Sons,
             Inc.), VRDN, AMT (a):
      840       3.68% due 1/01/2011                                         840
    1,425       3.68% due 6/01/2013                                       1,425

   10,000    Massachusetts State Port Authority, CP, 3.63%
             due 5/04/2007                                               10,000

    7,705    Massachusetts State School Building Authority,
             Dedicated Sales Tax Revenue Bonds, PUTTERS, VRDN,
             Series 1197, 3.70% due 8/15/2013 (a)(b)(i)                   7,705

    4,965    Massachusetts State Special Obligation and
             Dedicated Tax Revenue Bonds, MERLOTS, VRDN,
             Series B19, 3.68% due 1/01/2028 (a)(d)(i)                    4,965

    9,000    Massachusetts State Turnpike Authority, Metropolitan
             Highway System Revenue Bonds, FLOATS, VRDN,
             Series SG-124, 3.67% due 1/01/2029 (a)(c)                    9,000



     Face
   Amount    Municipal Bonds                                           Value

Massachusetts (concluded)

 $  9,600    Massachusetts State Turnpike Authority, Metropolitan
             Highway System, Revenue Refunding Bonds, FLOATS,
             VRDN, Series 334, 3.68% due 1/01/2037 (a)(b)            $    9,600

    4,391    Massachusetts State Water Resources Authority,
             Revenue Refunding Bonds, FLOATS, VRDN,
             Series 742D, 3.68% due 8/01/2019 (a)(e)                      4,391

      340    Municipal Securities Trust Certificates, Massachusetts
             State Port Authority, Special Facility Revenue Bonds,
             VRDN, AMT, Series 2001-155, Class A, 3.72%
             due 4/28/2016 (a)(c)                                           340

   17,275    Municipal Securities Trust Certificates, Massachusetts
             State Water Pollution Abatement Trust, Revenue
             Refunding Bonds, VRDN, Series SGA 87, 3.70%
             due 8/01/2023 (a)                                           17,275

             Pittsfield, Massachusetts, GO, BAN:
    3,126       Series A, 4.25% due 10/19/2007                            3,136
    3,400       Series B, 4% due 4/20/2007                                3,401

    3,150    Plymouth, Massachusetts, GO, BAN, 4.10%
             due 6/06/2007                                                3,153

    1,850    Sharon, Massachusetts, BAN, 4.75% due 8/30/2007              1,858

    1,400    Swansea, Massachusetts, GO, BAN, 4.25%
             due 9/14/2007                                                1,404

    3,300    UBS Municipal CRVS Trust, Massachusetts State HFA,
             Revenue Bonds, VRDN, AMT, Series 06-10, 3.69%
             due 6/01/2031 (a)                                            3,300

             University of Massachusetts Building Authority,
             Project Revenue Refunding Bonds, ROCS, VRDN (a)(c)(i):
    8,620       Series II R-4522, 3.70% due 11/01/2020                    8,620
    3,460       Series II R-6016, 3.70% due 11/01/2015                    3,460


Puerto Rico--3.3%

    3,000    Puerto Rico Commonwealth Aqueduct and
             Sewer Authority Revenue Bonds, ROCS, VRDN,
             Series II-R-709CE, 3.71% due 12/15/2008 (a)(i)               3,000

   10,330    Puerto Rico Commonwealth Infrastructure Financing
             Authority, Special Obligation Refunding Bonds, TOCS,
             VRDN, Series 2, 3.66% due 10/01/2023 (a)(i)                 10,330

Total Investments (Cost--$407,550*)--100.9%                             407,550
Liabilities in Excess of Other Assets--(0.9%)                           (3,659)
                                                                     ----------
Net Assets--100.0%                                                   $  403,891
                                                                     ==========


*   Cost for federal income tax purposes.

(a) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(b) MBIA Insured.

(c) AMBAC Insured.

(d) FGIC Insured.

(e) FSA Insured.

(f) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(g) FNMA Collateralized.

(h) Assured Guaranty Insured.

(i) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

    See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Schedule of Investments as of March 31, 2007                     (In Thousands)

                                              CMA Michigan Municipal Money Fund


     Face
   Amount    Municipal Bonds                                           Value

Michigan--95.6%

 $    825    Battle Creek, Michigan, Housing Corporation,
             Housing Revenue Bonds, VRDN, Series 1997-A,
             3.72% due 2/01/2027 (c)                                 $      825

    2,205    Berrien County, Michigan, Economic Development
             Corporation Revenue Bonds (Arlington Corp. Project),
             VRDN, AMT, 4% due 9/01/2016 (c)                              2,205

    1,500    Cheboygan, Michigan, Area Schools, SAN, 4.25%
             due 6/29/2007                                                1,502

    3,575    Detroit, Michigan, City School District, GO,
             Refunding (MACON Trust), VRDN, Series J, 3.69%
             due 5/01/2028 (a)(c)                                         3,575

    5,975    Detroit, Michigan, Sewer Disposal Revenue
             Bonds, FLOATS, VRDN, Series 1182, 3.69%
             due 7/01/2029 (c)(e)                                         5,975

             Eagle Tax-Exempt Trust, Wayne County, Michigan,
             Airport Authority Revenue Bonds, VRDN, AMT,
             Class A (b)(c):
    4,000       Series 2006-0016, 3.75% due 12/01/2029                    4,000
    4,850       Series 2007-0017, 3.73% due 12/01/2034                    4,850

    1,900    East Jordan, Michigan, Public Schools, SAN, 4.50%
             due 6/22/2007                                                1,902

    2,000    Essexville-Hampton, Michigan, Public Schools, SAN,
             4.25% due 5/31/2007                                          2,002

    2,250    Farwell, Michigan, Area Schools, SAN, 4.50%
             due 8/20/2007                                                2,255

    4,000    Fenton Charter Township, Michigan, BAN, 3.79%
             due 8/01/2007                                                4,000

    4,040    Fitzgerald, Michigan, Public School District,
             GO, PUTTERS, VRDN, Series 561, 3.70%
             due 11/01/2012 (c)(d)(g)                                     4,040

    1,085    Genesee County, Michigan, Economic Development
             Corporation, Limited Obligation Revenue Bonds
             (Riegle Press Inc. Project), VRDN, AMT, 3.82%
             due 8/01/2015 (c)                                            1,085

    1,400    Grand Rapids, Michigan, Economic Development
             Corporation, Limited Obligation, EDR (Cornerstone
             University Project), VRDN, 3.68% due 5/01/2034 (c)           1,400

      440    Grand Rapids, Michigan, IDR (Custom Printers),
             VRDN, AMT, 3.82% due 7/01/2015 (c)                             440

      865    Grand Rapids, Michigan, IDR, Refunding
             (Etheridge Company Project), VRDN, AMT, 3.82%
             due 7/01/2009 (c)                                              865

    2,235    Holland Charter Township, Michigan, Economic
             Development Corporation, Limited Obligation
             Revenue Bonds (Chicago Mission 3A Hockey), VRDN,
             3.76% due 10/01/2028 (c)                                     2,235

    2,000    Jackson County, Michigan, Economic Development
             Corporation, Limited Obligation Revenue Bonds
             (American Tooling Center Project), VRDN, AMT, 4%
             due 6/01/2011 (c)                                            2,000



     Face
   Amount    Municipal Bonds                                           Value

Michigan (continued)

 $    300    Kent Hospital Finance Authority, Michigan, Revenue
             Refunding Bonds (Spectrum Health), VRDN, Series C,
             3.65% due 1/15/2026 (b)(c)                              $      300

    2,000    Lincoln Park, Michigan, School District, SAN, 4%
             due 8/21/2007                                                2,003

    5,600    Macomb County, Michigan, Hospital Finance
             Authority, Hospital Revenue Refunding Bonds (Mount
             Clemens General Hospital), VRDN, Series A-1, 3.72%
             due 10/01/2020 (c)                                           5,600

      500    Marquette County, Michigan, Economic Development
             Corporation, Limited Obligation Revenue Bonds
             (Pioneer Labs Inc. Project), VRDN, AMT, Series A,
             3.90% due 6/01/2012 (c)                                        500

    2,400    Michigan Higher Education Student Loan Authority
             Revenue Bonds, FLOATS, VRDN, AMT, Series 1280,
             3.72% due 3/01/2030 (c)(d)                                   2,400

    8,695    Michigan Higher Education Student Loan Authority,
             Revenue Refunding Bonds, PUTTERS, VRDN, AMT,
             Series 238, 3.75% due 6/01/2019 (c)(d)(g)                    8,695

    2,165    Michigan State Building Authority, Revenue
             Refunding Bonds, FLOATS, VRDN, Series 1478, 3.71%
             due 10/15/2020 (c)(e)                                        2,165

    7,100    Michigan State, HDA, CP, 3.60% due 4/02/2007                 7,100

    2,000    Michigan State, HDA, Limited Obligations Revenue
             Bonds (Woodland Meadows Project), VRDN, AMT,
             1.10% due 3/01/2013 (c)                                      2,000

    2,285    Michigan State, HDA, M/F Limited Obligation
             Revenue Bonds (Arbors), VRDN, AMT, Series A, 3.75%
             due 9/01/2035 (c)                                            2,285

    4,500    Michigan State, HDA, Revenue Refunding Bonds,
             VRDN, AMT, Series B, 3.74% due 6/01/2030 (c)                 4,500

    3,200    Michigan State Hospital Finance Authority Revenue
             Bonds (North Ottawa Care Center, Inc. Project), VRDN,
             3.68% due 5/01/2036 (c)                                      3,200

             Michigan State Hospital Finance Authority, Revenue
             Refunding Bonds, VRDN (c):
    4,800       (Ascension Health), 3.62% due 11/15/2033                  4,800
    1,800       (Henry Ford Health System Project), Series B,
                3.66% due 11/15/2040                                      1,800

    2,400    Michigan State Strategic Fund, CP, 3.73%
             due 4/03/2007                                                2,400

    2,240    Michigan State Strategic Fund, Limited Obligation,
             IDR (GNP Real Estate Project), VRDN, AMT, 3.72%
             due 7/01/2034 (c)                                            2,240

             Michigan State Strategic Fund, Limited Obligation
             Revenue Bonds, VRDN (c):
    1,700       (Alphi Manufacturing Inc. Project), AMT, 3.76%
                due 5/01/2019                                             1,700
    1,315       (Artex Label & Graphics), AMT, 3.81%
                due 12/01/2022                                            1,315
      975       (Automatic Handling, Inc. Project), AMT, 3.83%
                due 7/01/2009                                               975



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Schedule of Investments (continued)                              (In Thousands)

                                              CMA Michigan Municipal Money Fund


     Face
   Amount    Municipal Bonds                                           Value

Michigan (continued)

             Michigan State Strategic Fund, Limited Obligation
             Revenue Bonds, VRDN (c) (continued):
 $    200       (BBPV Project), AMT, Series A-2, 4.10%
                due 1/01/2014                                        $      200
      690       (Biewer of Lansing LLC Project), AMT, 3.80%
                due 5/01/2019                                               690
    2,465       (C&M Manufacturing Corporation Inc. Project),
                AMT, 4% due 7/01/2014                                     2,465
      815       (Chambers Enterprises II Project), AMT, 3.82%
                due 11/01/2018                                              815
      730       (Cherry Central Co-operative Inc. Project), 3.83%
                due 11/01/2013                                              730
    5,000       (Continental Carbonic Products), AMT, 3.75%
                due 3/01/2032                                             5,000
    2,200       (Drake Enterprises Inc. Project), AMT, 4%
                due 6/01/2015                                             2,200
    3,885       (Environmental Quality Company Project), AMT,
                3.82% due 5/01/2026                                       3,885
    2,845       (FMS Walker LLC Project), AMT, 3.78%
                due 7/01/2029                                             2,845
    2,015       (Forest City Technologies), AMT, 3.78%
                due 9/01/2015                                             2,015
    1,600       (Glastender Inc. Project), AMT, 4%
                due 12/01/2010                                            1,600
    2,475       (Golden Keys Development LLC Project), AMT,
                4% due 3/01/2018                                          2,475
    4,785       (Hausbeck Pickle Company Project), AMT, 3.82%
                due 3/01/2037                                             4,785
      675       (Imperial Metal Products Company Project), AMT,
                3.80% due 7/01/2020                                         675
      475       (Inalfa-Hollandia Inc. Project), AMT, 3.82%
                due 5/01/2016                                               475
    1,245       (Innotec Corporation Project), AMT, 3.80%
                due 9/01/2034                                             1,245
    1,000       (Jo-Mar Family LLC/Troy Tube and Manufacturing
                Company Project), AMT, 3.78% due 12/01/2026               1,000
    1,405       (Karona, Inc. Project), AMT, 3.78%
                due 12/01/2015                                            1,405
    1,560       (Kerkstra Precast Inc. Project), AMT, 3.82%
                due 5/01/2025                                             1,560
      735       (M&P Capital LLC Project), AMT, Series A, 3.78%
                due 6/01/2034                                               735
    1,050       (Merrill Tool Holdings Co. Project), AMT, Series A,
                3.83% due 6/01/2025                                       1,050
    1,700       (Merrill Tool Holdings Co. Project), AMT, Series B,
                3.83% due 6/01/2025                                       1,700
    1,755       (Morrell Inc. Project), AMT, 3.82% due 5/01/2022          1,755
    1,215       (Motor City Mold Inc. Project), AMT, 3.83%
                due 3/01/2021                                             1,215
      415       (Nuvar Properties LLC Project), AMT, 3.82%
                due 7/01/2026                                               415
    2,300       (Park Realty LLC), AMT, Series A, 3.82%
                due 9/01/2026                                             2,300
    2,150       (Partalis Properties Project), AMT, 3.88%
                due 10/01/2028                                            2,150
      800       (Pioneer Labs Inc. Project), AMT, 3.74%
                due 9/01/2012                                               800



     Face
   Amount    Municipal Bonds                                           Value

Michigan (continued)

             Michigan State Strategic Fund, Limited Obligation
             Revenue Bonds, VRDN (c) (concluded):
 $  6,720       (Pioneer Metal Finishing Project), AMT, 3.72%
                due 11/01/2008                                       $    6,720
    4,895       (Plascore Inc. Project), AMT, 3.90%
                due 3/01/2032                                             4,895
    1,340       (RS Development LLC Project), AMT, 3.78%
                due 8/01/2023                                             1,340
    2,400       (Richwood Industries Inc. Project), AMT, 4%
                due 9/01/2030                                             2,400
    3,660       (Riverwalk Properties LLC Project), AMT, 3.82%
                due 8/01/2021                                             3,660
    3,800       (Skyway Precision, Inc. Project), AMT, 3.78%
                due 3/01/2023                                             3,800
    5,400       (SureFil Properties LLC Project), AMT, 3.90%
                due 4/01/2032                                             5,400
      535       (TEI Investments LLC), AMT, 3.82%
                due 2/01/2022                                               535
      300       (Thermo-Forms, Inc. Project), AMT, 3.78%
                due 11/01/2023                                              300
    1,630       (Ultra Aluminum Manufacturing, Inc. Project),
                AMT, 3.78% due 7/01/2028                                  1,630
    3,700       (Universal Forest Products Project), AMT, 3.81%
                due 12/01/2022                                            3,700
    1,300       (Vector Investments LLC Project), AMT, 3.90%
                due 2/01/2020                                             1,300
    2,000       (WDKK Development LLC Project), AMT, 3.82%
                due 1/01/2024                                             2,000
      200       (Whitehall Industries), AMT, Series A-6, 4.10%
                due 1/01/2014                                               200
    1,795       (Zatkoff Properties Ltd. Project), AMT, 3.80%
                due 3/01/2024                                             1,795

             Michigan State Strategic Fund, Limited Obligation
             Revenue Refunding Bonds, VRDN, AMT (c):
    3,165       (Jedco Inc. Project), 3.90% due 11/01/2015                3,165
    1,410       (Sintel, Inc. Project), 3.78% due 10/01/2030              1,410

    2,470    Michigan State Strategic Fund Revenue Bonds (Russell
             Investment Company Project), VRDN, AMT, 3.78%
             due 5/01/2027 (c)                                            2,470

    2,800    Michigan State University, General Revenue Bonds,
             VRDN, 3.64% due 2/15/2034 (c)                                2,800

    7,500    Municipal Securities Trust Certificates, Michigan State
             Building Authority, Revenue Refunding Bonds, VRDN,
             Series 283, Class A, 3.71% due 10/21/2014 (c)(e)             7,500

   10,000    Northville, Michigan, Public Schools, SAN, 4.50%
             due 8/20/2007                                               10,024

             Oakland County, Michigan, Economic Development
             Corporation, Limited Obligation Revenue Bonds,
             VRDN, AMT (c):
      500       (Easom Automation System Project), 3.80%
                due 11/01/2029                                              500
    2,200       (Schain Mold & Engineering), 4% due 4/01/2021             2,200

    2,900    Oakland County, Michigan, Economic Development
             Corporation, Limited Obligation Revenue Refunding
             Bonds (Pratt & Miller Engineering), VRDN, AMT,
             3.72% due 10/01/2029 (c)                                     2,900



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Schedule of Investments (concluded)                              (In Thousands)

                                              CMA Michigan Municipal Money Fund


     Face
   Amount    Municipal Bonds                                           Value

Michigan (continued)

 $  1,600    Rockford, Michigan, IDR, Limited Obligation (Alloy
             Exchange Project), VRDN, AMT, 4% due 9/01/2019 (c)      $    1,600

    2,300    Saginaw County, Michigan, Economic Development
             Corporation Revenue Bonds (Al-Fe Heat Treating
             Project), VRDN, AMT, 3.78% due 2/01/2010 (c)                 2,300

    1,570    Sanilac County, Michigan, Economic Development
             Revenue Bonds (Llink Technologies LLC Project),
             VRDN, AMT, 3.78% due 10/01/2028 (c)                          1,570

             University of Michigan, University Hospital Revenue
             Bonds, VRDN (c):
    8,600       Series A, 3.65% due 12/01/2027                            8,600
    2,350       Series B, 3.65% due 12/01/2025                            2,350



     Face
   Amount    Municipal Bonds                                           Value

Michigan (concluded)

             Wayne County, Michigan, Airport Authority Revenue
             Bonds, AMT, VRDN (b)(c):
 $  1,075       FLOATS, Series 1327, 3.72% due 12/01/2026            $    1,075
    6,795       ROCS, Series II-R-442, 3.74% due 12/01/2029 (g)           6,795
    4,560       ROCS, Series II-R-9009, 3.74% due 12/01/2034 (g)          4,560


U.S. Virgin Islands--3.7%

    9,725    Virgin Islands Public Finance Authority, Revenue
             Refunding Bonds, ROCS, VRDN, Series II-R-277,
             3.73% due 10/01/2024 (c)(f)(g)                               9,725

Total Investments (Cost--$260,538*)--99.3%                              260,538
Other Assets Less Liabilities--0.7%                                       1,888
                                                                     ----------
Net Assets--100.0%                                                   $  262,426
                                                                     ==========


*   Cost for federal income tax purposes.

(a) FSA Insured.

(b) MBIA Insured.

(c) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(d) AMBAC Insured.

(e) FGIC Insured.

(f) Radian Insured.

(g) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

    See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Schedule of Investments as of March 31, 2007                     (In Thousands)

                                            CMA New Jersey Municipal Money Fund


     Face
   Amount    Municipal Bonds                                           Value

New Jersey--98.4%

 $  7,220    ABN AMRO MuniTops Certificates Trust, New Jersey,
             GO, Refunding, VRDN, Series 2004-17, 3.69%
             due 7/15/2011 (g)(i)                                    $    7,220

    9,995    ABN AMRO MuniTops Certificates Trust, New Jersey,
             Revenue Bonds, VRDN, Series 2005-46, 3.67%
             due 7/01/2013 (e)(i)                                         9,995

    8,875    Avalon Boro, New Jersey, GO, BAN, 4.50%
             due 5/23/2007                                                8,885

   20,235    Bergen County, New Jersey, Improvement Authority,
             Subordinate Special Purpose, Limited Obligation
             Revenue Bonds (Encap Golf Holdings, LLC Project),
             VRDN, AMT, Series C, 3.67% due 4/01/2025 (i)                20,235

   25,605    Bergen County, New Jersey, Improvement Authority,
             Subordinate Special Purpose, Limited Obligation
             Revenue Refunding Bonds (Encap Golf Holdings,
             LLC Project), VRDN, AMT, Series B, 3.66%
             due 11/01/2025 (i)                                          25,605

    3,000    Bordentown Township, New Jersey, BAN, 4.25%
             due 11/01/2007                                               3,009

    2,165    Camden County, New Jersey, Improvement
             Authority, Special Revenue Bonds, VRDN, 3.70%
             due 9/01/2026 (i)                                            2,165

    5,860    Camden County, New Jersey, Municipal Utilities
             Authority, County Agreement Sewer
             Revenue Refunding Bonds, Series B, 4.50%
             due 7/15/2007 (e)                                            5,876

    3,700    Clark Township, New Jersey, GO, BAN, 4%
             due 3/28/2008                                                3,711

    3,800    Eagle Tax-Exempt Trust, New Jersey EDA, Revenue
             Refunding Bonds, VRDN, Series 2006-0038 Class A,
             3.70% due 9/01/2026 (a)(i)                                   3,800

    8,425    Eagle Tax-Exempt Trust, New Jersey State Turnpike
             Authority, Turnpike Revenue Refunding Bonds,
             VRDN, Series 2003-0041, Class A, 3.70%
             due 1/01/2030 (a)(i)                                         8,425

    8,600    Freehold Township, New Jersey, GO, BAN, 4.25%
             due 8/01/2007                                                8,620

   11,765    Garden State Preservation Trust, New Jersey, Open
             Space and Farmland Preservation, Revenue
             Refunding Bonds, FLOATS, VRDN, Series RR, 3.68%
             due 1/19/2017 (f)(i)                                        11,765

    2,726    Hopatcong Boro, New Jersey, GO, BAN, 4.35%
             due 9/21/2007                                                2,736

   48,865    Hudson County, New Jersey, COP, MERLOTS, VRDN,
             Series A35, 3.68% due 12/01/2021 (g)(i)(k)                  48,865

    9,188    Jackson Township, New Jersey, GO, BAN, Series B, 4%
             due 12/06/2007                                               9,214

    6,745    Jefferson Township, New Jersey, GO, BAN, 4%
             due 2/01/2008                                                6,767

    2,000    Kinnelon, New Jersey, GO, BAN, 4.25%
             due 2/29/2008                                                2,009

    9,800    Lakewood Township, New Jersey, Series B, 4%
             due 11/01/2007                                               9,820



     Face
   Amount    Municipal Bonds                                           Value

New Jersey (continued)

 $ 25,900    Lehman Municipal Trust Receipts, New Jersey State
             Transportation Trust Fund, Revenue Refunding
             Bonds, FLOATS, VRDN, Series 06-P63, 3.67%
             due 12/15/2023 (i)                                      $   25,900

    9,357    Morristown, New Jersey, GO, BAN, 4.25%
             due 9/26/2007                                                9,388

             Municipal Securities Trust Certificates, New Jersey,
             Revenue Bonds, VRDN, Class A (a)(i):
   29,560       Series 2006-3007, 3.71% due 1/18/2022 (j)                29,560
    7,360       Series 3023, 3.71% due 11/11/2030                         7,360

             Municipal Securities Trust Certificates, Newark, New
             Jersey, Housing Authority, Port Authority-Port Newark
             Marine Terminal Additional Rent-Back, VRDN,
             Class A (g)(i)(j):
    5,940       Series 2007-303, 3.68% due 8/19/2024                      5,940
    3,000       Series 5030, 3.68% due 2/15/2025                          3,000

             New Jersey EDA, CP, AMT:
   12,800       (Chambers Project), 3.73% due 5/01/2007                  12,800
   12,500       (Chambers Project), 3.75% due 5/07/2007                  12,500
   15,000       (Keystone Project), 3.66% due 6/06/2007                  15,000

    5,380    New Jersey EDA, Dock Facility Revenue Refunding
             Bonds (Bayonne/IMTT Project), VRDN, Series C, 3.65%
             due 12/01/2027 (i)                                           5,380

             New Jersey EDA, EDR, Refunding, VRDN (i):
    9,100       (Diocese of Metuchen Project), 3.60%
                due 9/01/2030                                             9,100
    5,400       (Jewish Community Foundation Metro West),
                3.67% due 12/01/2018                                      5,400

             New Jersey EDA, EDR, VRDN (i):
    5,400       (The Frisch School Project), 3.62% due 5/01/2036          5,400
    7,380       (MZR Real Estate LP Project), AMT, 3.72%
                due 12/01/2026                                            7,380
    3,725       (PB Tower & Metro Project), AMT, Series A, 3.85%
                due 11/01/2026                                            3,725
    1,910       (PB Tower & Metro Project), AMT, Series B, 3.85%
                due 11/01/2011                                            1,910
    7,160       (Wyckoff Family YMCA Inc. Project), 3.65%
                due 10/01/2023                                            7,160

    6,100    New Jersey EDA, First Mortgage Revenue Bonds
             (Lion's Gate Project), VRDN, Series C, 3.62%
             due 1/01/2020 (i)                                            6,100

   39,000    New Jersey EDA, Natural Gas Facilities Revenue
             Bonds (NUI Corporation Project), VRDN, AMT, Series A,
             3.75% due 6/01/2026 (a)(i)                                  39,000

             New Jersey EDA, Revenue Bonds, VRDN (i):
   19,185       (Applewood Estates Project), Series B, 3.57%
                due 10/01/2035                                           19,185
    9,825       (Applewood Estates Project), Series C, 3.57%
                due 10/01/2010                                            9,825
    2,610       (Esarc, Inc. Project), 3.72% due 4/01/2029                2,610
    6,830       FLOATS, Series 1515, 3.67% due 9/01/2036                  6,830
    1,740       (Jewish Family Service), 3.72% due 2/01/2022              1,740
   21,965       MERLOTS, Series B-02, 3.68% due 6/15/2020 (g)(k)         21,965
    3,535       (Ocean County YMCA Inc. Project), 3.72%
                due 9/01/2021                                             3,535



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Schedule of Investments (continued)                              (In Thousands)

                                            CMA New Jersey Municipal Money Fund


     Face
   Amount    Municipal Bonds                                           Value

New Jersey (continued)

             New Jersey EDA, Revenue Bonds, VRDN (i) (concluded):
 $ 12,100       (Presbyterian Homes), Series A, 3.65%
                due 4/01/2031                                        $   12,100
   12,100       ROCS, Series II-R-309, 3.71% due 6/15/2031 (b)(k)        12,100
    3,090       (Urban League Project), 3.72% due 8/01/2019               3,090
    2,720       (YMCA of Montclair Project), 3.82%
                due 6/01/2022                                             2,720

             New Jersey EDA, Revenue Refunding Bonds, VRDN (i):
   19,475       (Cedar Crest Village, Inc.), Series B, 3.65%
                due 1/01/2036                                            19,475
    3,100       FLOATS, AMT, Series 78G, 3.75% due 1/01/2037              3,100

   24,365    New Jersey EDA, School Facilities Construction
             Revenue Bonds, VRDN, Sub-Series R-1, 3.60%
             due 9/01/2031 (i)                                           24,365

   19,400    New Jersey EDA, Special Facility Revenue Bonds
             (Port Newark Container LLC), VRDN, AMT, 3.68%
             due 7/01/2030 (i)                                           19,400

   11,700    New Jersey Environmental Infrastructure Trust Revenue
             Refunding Bonds (Encap Golf Holdings LLC Project),
             VRDN, AMT, 3.66% due 11/01/2025 (i)                         11,700

             New Jersey Health Care Facilities Financing Authority
             Revenue Bonds, VRDN (i):
   11,340       (Children's Specialized Hospital Project), Series B,
                3.61% due 7/01/2036                                      11,340
    4,999       FLOATS, Series 702, 3.70% due 7/01/2014 (g)               4,999
    9,356       FLOATS, Series 943, 3.67% due 7/01/2024 (e)               9,356
   11,550       FLOATS, Series 1157, 3.67% due 7/01/2025 (e)             11,550
    2,845       (Wiley Mission Project), 3.65% due 7/01/2029              2,845

             New Jersey Health Care Facilities Financing Authority,
             Revenue Refunding Bonds, VRDN (i):
    2,835       FLOATS, Series 1163, 3.69% due 7/01/2018 (h)              2,835
    8,000       (RWJ Health Care Corporation), 3.65%
                due 7/01/2032                                             8,000

             New Jersey State Educational Facilities Authority,
             Revenue Refunding Bonds, VRDN (i):
    8,210       (Centenary College), Series A, 3.65%
                due 10/01/2033                                            8,210
    6,130       FLOATS, Series 1419, 3.67% due 7/01/2036 (a)              6,130
    2,700       (Princeton University), Series B, 3.73%
                due 7/01/2022                                             2,700

   14,930    New Jersey State Highway Authority, Garden State
             Parkway General Revenue Refunding Bonds, PUTTERS,
             VRDN, Series 247, 3.69% due 1/01/2013 (d)(e)(i)(k)          14,930

    6,905    New Jersey State Housing and Mortgage Finance
             Agency, M/F Revenue Refunding Bonds, VRDN, AMT,
             Series A, 3.67% due 5/01/2028 (f)(i)                         6,905

             New Jersey State Housing and Mortgage Finance
             Agency, S/F Housing Revenue Bonds, VRDN, AMT (i):
   25,000       Series Q, 3.67% due 4/01/2032                            25,000
    5,000       Series R, 3.67% due 4/01/2038                             5,000

   10,925    New Jersey State Housing and Mortgage Finance
             Agency, S/F Housing Revenue Refunding Bonds,
             VRDN, AMT, Series O, 3.68% due 10/01/2026 (i)               10,925

   15,000    New Jersey State, TRAN, 4.50% due 6/22/2007                 15,034



     Face
   Amount    Municipal Bonds                                           Value

New Jersey (continued)

 $  5,300    New Jersey State Transit Corporation, COP, ROCS,
             VRDN, Series II-R-3045, 3.69% due 9/15/2021 (e)(i)(k)   $    5,300

             New Jersey State Transportation Trust Fund Authority
             Revenue Bonds, VRDN (i):
    3,090       FLOATS, Series 14Z, 3.71% due 12/15/2036 (a)              3,090
    7,405       FLOATS, Series 963-D, 3.67% due 6/15/2025 (e)             7,405
    6,075       MERLOTS, Series A13, 3.68% due 6/15/2020 (g)(k)           6,075
   16,425       PUTTERS, Series 332, 3.69% due 12/15/2015 (a)(k)         16,425
    7,015       ROCS, Series II-R-4040, 3.69% due 6/15/2022 (f)(k)        7,015

             New Jersey State Transportation Trust Fund Authority,
             Revenue Refunding Bonds, FLOATS, VRDN (f)(i):
    3,845       Series 1102, 3.67% due 12/15/2017                         3,845
    2,995       Series 1117, 3.67% due 12/15/2016                         2,995

    2,000 New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds, ROCS, VRDN,
             Series II-R-684Z, 3.71% due 12/15/2036 (a)(i)(k)             2,000

   16,115    New Jersey State Turnpike Authority, Turnpike Revenue
             Bonds, GO, Refunding, ROCS, VRDN, Series II-R-4032,
             3.69% due 1/01/2021 (f)(i)(k)                               16,115

             New Jersey State Turnpike Authority, Turnpike
             Revenue Bonds, VRDN (f)(i):
   85,875       Series C-1, 3.63% due 1/01/2024                          85,875
   51,300       Series C-2, 3.63% due 1/01/2024                          51,300

   12,300    New Jersey State Turnpike Authority, Turnpike
             Revenue Refunding Bonds, VRDN, Series D, 3.59%
             due 1/01/2018 (e)(i)                                        12,300

    4,475    North Bergen Township, New Jersey, Municipal
             Utilities Authority, Sewer Revenue Subordinated
             Project Notes, 4.25% due 1/15/2008                           4,495

    9,725    North Brunswick Township, New Jersey, GO, BAN,
             Series B, 4% due 11/09/2007                                  9,742

    3,500    Ocean City, New Jersey, BAN, 4% due 3/14/2008                3,511

    8,777    Ocean Township, New Jersey, GO, BAN, 4%
             due 12/14/2007                                               8,804

   29,644    Passaic, New Jersey, GO, Refunding, BAN, 4.50%
             due 6/08/2007                                               29,695

    6,000    Piscataway Township, New Jersey, School District, GO,
             TAN, 4.35% due 8/29/2007                                     6,017

             Port Authority of New York and New Jersey, CP:
   17,110       3.65% due 5/01/2007                                      17,110
    2,000       3.64% due 5/04/2007                                       2,000

    1,750    Port Authority of New York and New Jersey, PUTTERS,
             VRDN, AMT, Series 1089, 3.75% due 9/01/2013 (c)(i)(k)        1,750

    8,100    Port Authority of New York and New Jersey, Revenue
             Refunding Bonds, PUTTERS, VRDN, Series 1546,
             3.69% due 10/01/2014 (i)(k)                                  8,100

             Port Authority of New York and New Jersey, Special
             Obligation Revenue Refunding Bonds (Versatile
             Structure Obligation), VRDN (i):
   72,100       AMT, Series 1R, 3.67% due 8/01/2028                      72,100
   89,400       AMT, Series 4, 3.66% due 4/01/2024                       89,400
   41,300       AMT, Series 6, 3.66% due 12/01/2017                      41,300
   12,330       Series 3, 3.60% due 6/01/2020                            12,330
   20,300       Series 5, 3.60% due 8/01/2024                            20,300



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Schedule of Investments (concluded)                              (In Thousands)

                                            CMA New Jersey Municipal Money Fund


     Face
   Amount    Municipal Bonds                                           Value

New Jersey (continued)

 $  6,613    Randolph Township, New Jersey, GO, BAN, 4%
             due 8/21/2007                                           $    6,622

    1,200    Rutgers State University, New Jersey, Revenue
             Refunding Bonds, VRDN, Series A, 3.65%
             due 5/01/2018 (i)                                            1,200

    3,695    South Orange Village Township, New Jersey, GO, BAN,
             4.35% due 9/13/2007                                          3,708

    7,874    South Plainfield, New Jersey, GO, BAN, 4.25%
             due 9/25/2007                                                7,900

    3,000    Stafford Township, New Jersey, GAN, 4.50%
             due 6/29/2007                                                3,004

    4,630    University of Medicine and Dentistry of New Jersey,
             COP, ROCS, VRDN, Series II-R-6510, 3.69%
             due 6/15/2024 (g)(i)(k)                                      4,630



     Face
   Amount    Municipal Bonds                                           Value

New Jersey (concluded)

 $  8,300    University of Medicine and Dentistry, New Jersey,
             Revenue Refunding Bonds, VRDN, Series B, 3.65%
             due 12/01/2032 (a)(i)                                   $    8,300

    7,000    Wanaque Boro, New Jersey, GO, BAN, 4%
             due 8/15/2007                                                7,009

    1,417    Wycoff Township, New Jersey, BAN, 4.50%
             due 8/14/2007                                                1,421


Puerto Rico--0.9%

   12,500    Puerto Rico Commonwealth Highway and
             Transportation Authority, Transportation Revenue
             Bonds, ROCS, VRDN, Series II-R-789CE, 3.68%
             due 8/30/2009 (i)(k)                                        12,500

Total Investments (Cost--$1,332,912*)--99.3%                          1,332,912
Other Assets Less Liabilities--0.7%                                       9,170
                                                                     ----------
Net Assets--100.0%                                                   $1,342,082
                                                                     ==========


*   Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) Assured Guaranty Insured.

(c) CIFG Insured.

(d) Escrowed to maturity.

(e) FGIC Insured.

(f) FSA Insured.

(g) MBIA Insured.

(h) Radian Insured.

(i) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(j) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(k) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

    See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Schedule of Investments as of March 31, 2007                     (In Thousands)

                                              CMA New York Municipal Money Fund


     Face
   Amount    Municipal Bonds                                           Value

New York--98.2%

 $  6,165    ABN AMRO MuniTops Certificates Trust, New
             York, GO, VRDN, Series 2006-32, 3.68%
             due 4/01/2014 (g)(k)(m)                                 $    6,165

             ABN AMRO MuniTops Certificates Trust, New York,
             Revenue Refunding Bonds, VRDN (k):
   23,340       Series 2002-10, 3.68% due 11/15/2010 (f)                 23,340
   12,930       Series 2004-24, 3.68% due 7/01/2012 (g)                  12,930

    2,500    Albany, New York, IDA, IDR, Refunding
             (Albany Ventures Inc. Project), VRDN, 3.73%
             due 12/29/2010 (k)                                           2,500

    5,700    Amherst, New York, IDA, Civic Facility Revenue Bonds
             (Daemen College Project), VRDN, Series B, 3.70%
             due 10/01/2036 (i)(k)                                        5,700

    7,634    Aurora, New York, GO, BAN, 4% due 7/25/2007                  7,635

    2,000    Avoca, New York, Central School District, GO, BAN,
             4.50% due 6/27/2007                                          2,003

   23,000    Bank of America MACON Trust, Seneca County, New
             York, IDA, Solid Waste Disposal Revenue Bonds,
             VRDN, AMT, Series W, 3.75% due 10/01/2035 (k)               23,000

   11,965    Batavia, New York, City School District, GO, BAN,
             4.25% due 11/02/2007                                        12,007

    4,100    Binghamton, New York, Sewer Improvement, GO,
             BAN, 3.75% due 3/28/2008                                     4,100

    6,500    Brookhaven-Comsewogue Union Free School District,
             New York, GO, TAN, 4.50% due 6/27/2007                       6,512

   15,490    Broome County, New York, GO, BAN, 4.75%
             due 4/19/2007                                               15,498

             Canandaigua, New York, City School District, GO, BAN:
    8,000       4.50% due 7/05/2007                                       8,013
    8,300       4% due 10/18/2007                                         8,320

    5,000    Canandaigua, New York, City School District, GO,
             RAN, 4.75% due 4/12/2007                                     5,002

   10,310    Carmel, New York, Central School District, GO, BAN,
             4.50% due 6/29/2007                                         10,326

    5,000    Catskill, New York, Central School District, GO, BAN,
             4.25% due 6/28/2007                                          5,008

    1,985    Cattaraugus County, New York, Development Agency,
             IDR (Gowanda Electronics Corporation), VRDN, AMT,
             Series A, 3.80% due 9/01/2021 (k)                            1,985

    3,365    Dutchess County, New York, IDA, Civic Facility
             Revenue Bonds (Trinity-Pawling School Corporation),
             VRDN, 3.62% due 10/01/2032 (k)                               3,365

   12,400    Eagle Tax-Exempt Trust, Hudson Yards Infrastructure
             Corporation, New York, Revenue Bonds,
             VRDN Series 2007-0030, Class A, 3.70%
             due 2/15/2047 (c)(k)                                        12,400

             Eagle Tax-Exempt Trust, Metropolitan Transportation
             Authority, New York, Revenue Bonds, VRDN, Class A (k):
    5,000       Series 2003-0051, 3.71% due 11/15/2032 (c)                5,000
   11,780       Series 2006-0015, 3.71% due 11/15/2035 (g)               11,780



     Face
   Amount    Municipal Bonds                                           Value

New York (continued)

 $  7,730    Eagle Tax-Exempt Trust, Metropolitan Transportation
             Authority, New York, Revenue Refunding Bonds,
             VRDN, Series 2002-6003, Class A, 3.71%
             due 11/15/2032 (f)(k)                                   $    7,730

    5,095    Eagle Tax-Exempt Trust, New York City, New York,
             City IDA, Revenue Bonds, VRDN, Series 2006-0112,
             Class A, 3.71% due 3/01/2046 (c)(k)                          5,095
             Eagle Tax-Exempt Trust, New York State Thruway

             Authority, Revenue Refunding Bonds, GO, VRDN,
             Class A (f)(k):
   14,235       Series 2006-0061, 3.71% due 1/01/2032                    14,235
    6,900       Series 2006-0063, 3.71% due 1/01/2030                     6,900

             Eagle Tax-Exempt Trust, New York, VRDN (k):
   10,145       Series 2001-323, 3.71% due 4/01/2015                     10,145
   24,500       Series 983201, 3.70% due 4/01/2017 (g)                   24,500

    6,930    Eagle Tax-Exempt Trust, Port Authority of New York
             and New Jersey, Revenue Refunding Bonds,
             VRDN, Series 2006-0045, Class A, 3.74%
             due 5/01/2034 (g)(k)                                         6,930

    6,000    Eagle Tax-Exempt Trust, Triborough Bridge and
             Tunnel Authority, New York, Revenue Bonds,
             VRDN, Series 2003-0004, Class A, 3.71%
             due 11/15/2032 (c)(k)                                        6,000

    6,436    East Fishkill, New York, BAN, 4.50% due 8/07/2007            6,451

    3,000    Eastport-South Manor Central School District, New
             York, GO, BAN, 4% due 10/05/2007                             3,007

   20,885    Eclipse Funding Trust, Solar Eclipse Certificates,
             New York Convention Center Development
             Corporation, VRDN, Series 2006-0004, 3.67%
             due 11/15/2027 (a)(k)                                       20,885

             Erie County, New York, IDA, Civic Facility Revenue
             Bonds, VRDN (k):
    3,720       (Child and Family Services of Erie County), 3.73%
                due 6/01/2022                                             3,720
    1,310       (Claddagh Commission Inc. Project), 3.73%
                due 12/01/2015                                            1,310

    1,719    Fayetteville-Manlius, New York, Central School District,
             GO, BAN, 4% due 11/02/2007                                   1,722

    1,755    GS Pool Trust, Riverhead, New York, IDA, M/F Housing
             Revenue Bonds, FLOATS, VRDN, AMT, Series 55TP,
             3.75% due 12/01/2047 (k)                                     1,755

    9,325    Geneva, New York, GO, BAN, 4.50% due 5/24/2007               9,335

    4,200    Gorham-Middlesex Central School District, New York,
             GO, BAN, 4.375% due 8/02/2007                                4,208

    6,821    Gowanda, New York, Central School District, GO, BAN,
             4.25% due 8/17/2007                                          6,833

    1,500    Greenport, New York, Union Free School District, GO,
             TAN, 4.50% due 6/27/2007                                     1,503

    2,355    Guilderland, New York, IDA, Civic Facility, Revenue
             Bonds (West Turnpike), VRDN, Series A, 3.73%
             due 4/01/2020 (k)                                            2,355

    4,760    Hamburg, New York, GO, BAN, 4.50% due 7/19/2007              4,770

    1,495    Harrison, New York, GO, BAN, 4% due 6/21/2007                1,496



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Schedule of Investments (continued)                              (In Thousands)

                                              CMA New York Municipal Money Fund


     Face
   Amount    Municipal Bonds                                           Value

New York (continued)

 $  2,052    Harrison, New York, GO, RAN, 4% due 3/31/2007           $    2,052

   12,000    Hempstead, New York, Union Free School District, GO,
             TAN, 4.50% due 6/28/2007                                    12,019

   16,000    Islip, New York, IDA, Industrial Revenue Bonds
             (Bayshore LLC Project), VRDN, AMT, 3.72%
             due 12/01/2029 (k)                                          16,000

    5,695    Lewiston, New York, GO, Refunding, BAN, 4%
             due 8/23/2007                                                5,702

    2,376    Liverpool, New York, Central School District, GO,
             Refunding, BAN, 4.50% due 7/06/2007                          2,379

    4,000    Long Island Power Authority, New York, Electric
             System General Revenue Bonds, VRDN, Series E,
             3.60% due 12/01/2029 (f)(k)                                  4,000

             Long Island Power Authority, New York, Electric
             System Revenue Bonds, VRDN (k):
   29,805       FLOATS, Series 822-D, 3.68% due 9/01/2029 (b)            29,805
   11,200       Series H, 3.62% due 12/01/2029 (f)                       11,200
   39,755       Sub-Series 3A, 3.58% due 5/01/2033                       39,755
    1,100       Sub-Series 7-B, 3.62% due 4/01/2025 (g)                   1,100

   22,375    Long Island Power Authority, New York, Electric
             System Revenue Refunding Bonds, FLOATS, VRDN,
             Series 339, 3.68% due 12/01/2026 (g)(k)(m)                  22,375

    9,200    Mattituck-Cutchogue, New York, Union Free School
             District, GO, TAN, 4% due 6/29/2007                          9,208

   30,000    Metropolitan Transportation Authority, New York, CP,
             3.65% due 7/10/2007                                         30,000

   25,800    Metropolitan Transportation Authority, New York,
             Dedicated Tax Fund, Revenue Refunding Bonds,
             VRDN, Series B, 3.65% due 11/01/2022 (f)(k)                 25,800

             Metropolitan Transportation Authority, New York, GO,
             VRDN (k):
   45,555       Sub-Series A-1, 3.63% due 11/01/2034 (b)                 45,555
   41,005       Sub-Series A-3, 3.63% due 11/01/2034 (j)                 41,005

             Metropolitan Transportation Authority, New York,
             Revenue Bonds, VRDN (k):
   24,900       FLOATS, Series 823D, 3.68% due 11/15/2023 (f)            24,900
   19,925       FLOATS, Series 848-D, 3.68% due 11/15/2021 (c)           19,925
    9,725       MERLOTS, Series A12, 3.68% due 11/15/2022 (f)(n)          9,725
    7,955       PUTTERS, Series 816, 3.69% due 5/15/2013 (a)(n)           7,955
    6,760       ROCS, Series II-R-594PB, 3.70%
                due 11/15/2033 (a)(n)                                     6,760

             Metropolitan Transportation Authority, New York,
             Revenue Refunding Bonds, VRDN (k):
    2,595       FLOATS, Series 1448, 3.78% due 11/15/2031                 2,595
   10,420       ROCS, Series II-R-557, 3.70% due 11/15/2022 (c)(n)       10,420
   10,800       Series D-1, 3.63% due 11/01/2029 (f)                     10,800
   21,090       Series D-2, 3.63% due 11/01/2032 (f)                     21,090

    4,396    Milo, New York, Sewer System Improvements, GO,
             BAN, 3.75% due 11/21/2007                                    4,397

   10,000    Monroe County, New York, GO, BAN, 4.75%
             due 7/18/2007                                               10,023

   20,000    Monroe County, New York, GO, RAN, 4%
             due 4/16/2007                                               20,004



     Face
   Amount    Municipal Bonds                                           Value

New York (continued)

 $  1,635    Monroe County, New York, IDA, Civic Facility
             Revenue Refunding Bonds (Al Sigl Center for
             Rehabilitation Agencies, Inc. Project), VRDN, 3.72%
             due 12/01/2034 (k)                                      $    1,635

    4,500    Montauk, New York, Union Free School District, GO,
             TAN, 4.25% due 6/27/2007                                     4,507

    3,800    Mount Vernon, New York, City School District, GO,
             RAN, 4% due 8/22/2007                                        3,805

    8,465    Municipal Securities Trust Certificates, New York State
             Dormitory Authority, VRDN, Series 7020, Class A,
             3.69% due 6/15/2035 (d)(k)(m)                                8,465

    6,225    Nassau County, New York, IDA, Civic Facility Revenue
             Refunding and Improvement Bonds (Cold Spring
             Harbor), VRDN, 3.68% due 1/01/2034 (k)                       6,225

   13,250    Nassau County, New York, IDA, Revenue Bonds
             (Clinton Plaza Senior Housing Project), VRDN, 3.65%
             due 9/01/2034 (e)(k)                                        13,250

    6,900    New Rochelle, New York, City School District, GO,
             TAN, 4.375% due 6/29/2007                                    6,910

             New York City, New York, City Housing Development
             Corporation, M/F Mortgage Revenue Bonds, VRDN,
             AMT, Series A (k):
   10,900       (Parkview II Apartments Project), 3.69%
                due 12/01/2037                                           10,900
   16,000       (Spring Creek Housing LP), 3.69%
                due 12/01/2039                                           16,000

   19,510    New York City, New York, City Housing Development
             Corporation, M/F Mortgage Revenue Refunding
             Bonds (The Crest Project), VRDN, Series A, 3.62%
             due 12/01/2036 (k)                                          19,510

             New York City, New York, City Housing Development
             Corporation, M/F Rental Housing Revenue Bonds,
             VRDN (k):
   35,400       AMT, Series A, 3.70% due 8/15/2032 (e)                   35,400
   14,065       (Armory Place LLC), AMT, Series A, 3.70%
                due 3/15/2033 (e)                                        14,065
   23,800       (Brittany Development), AMT, Series A,
                3.69% due 6/15/2029 (e)                                  23,800
   26,550       (Carnegie Park), Series A, 3.62%
                due 11/15/2019 (e)                                       26,550
   12,765       (Lyric Development), AMT, Series A, 3.69%
                due 11/15/2031 (e)                                       12,765
   11,620       (Monterey), Series A, 3.62% due 11/15/2019 (e)           11,620
   13,700       (One Columbus Place Development), AMT,
                Series A, 3.70% due 11/15/2028 (e)                       13,700
   31,900       (Tribeca Towers), AMT, Series A, 3.67%
                due 11/15/2019 (e)                                       31,900
   18,600       (West 43rd Street Development), AMT,
                Series A, 3.69% due 4/15/2029 (e)                        18,600
   35,400       (West 89th Street Development), AMT,
                Series A, 3.67% due 11/15/2029                           35,400
   32,000       (West End Towers), AMT, Series A, 3.70%
                due 5/15/2034 (e)                                        32,000



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Schedule of Investments (continued)                              (In Thousands)

                                              CMA New York Municipal Money Fund


     Face
   Amount    Municipal Bonds                                           Value

New York (continued)

             New York City, New York, City IDA, Civic Facility
             Revenue Bonds, VRDN (k):
 $  3,110       (Allen-Stevenson School Project), 3.67%
                due 12/01/2034                                       $    3,110
    2,240       (Federation of French Alliances in the United
                States Project), 3.72% due 2/01/2035                      2,240
    5,590       (Heart Share Human Services), Series A, 3.65%
                due 7/01/2021                                             5,590
    1,565       (Hewitt School Project), 3.67% due 12/01/2034             1,565
    3,000       (Spence-Chapin, Services to Families and Children
                Project), 3.67% due 12/01/2036                            3,000

    6,205    New York City, New York, City IDA, Civic Facility
             Revenue Refunding Bonds (Brooklyn Heights
             Montessori School Project), VRDN, 3.65%
             due 1/01/2027 (k)                                            6,205

   20,000    New York City, New York, City IDA, IDR (Tiago
             Holdings LLC), VRDN, AMT, 3.72% due 1/01/2037 (k)           20,000

   25,000    New York City, New York, City IDA, Liberty Revenue
             Bonds (FC Hanson Office Associates LLC Project),
             VRDN, 3.64% due 12/01/2039 (k)                              25,000

   10,000    New York City, New York, City IDA, Revenue
             Bonds, FLOATS, VRDN, Series 1510, 3.68%
             due 1/01/2039 (a)(k)                                        10,000

    9,000    New York City, New York, City IDA, Special Facility
             Revenue Bonds (Air Express International Corporation
             Project), VRDN, AMT, 3.68% due 7/01/2024 (k)                 9,000

   29,100    New York City, New York, City Municipal Water
             Finance Authority, Water and Sewer System
             Revenue Bonds, MSTR, VRDN, SGB-25, 2.01%
             due 6/15/2007 (g)(h)(k)(n)                                  29,100

             New York City, New York, City Municipal Water
             Finance Authority, Water and Sewer System Revenue
             Refunding Bonds, VRDN (k):
   10,871       FLOATS, Series 1352, 3.68% due 6/15/2035                 10,871
   15,170       PUTTERS, Series 622, 3.69% due 6/15/2012 (a)(n)          15,170
   26,880       Series F-2, 3.65% due 6/15/2033                          26,880
   11,000       Sub-Series C-2, 3.60% due 6/15/2018                      11,000

    9,500    New York City, New York, City Municipal Water
             Finance Authority, Water and Sewer System, Second
             General Resolution Revenue Refunding Bonds,
             Series AA-1, VRDN 3.75% due 6/15/2032 (k)                    9,500

             New York City, New York, City Transitional Finance
             Authority, Future Tax Secured Revenue Bonds,
             VRDN (k):
   67,615       Series A-2, 3.63% due 11/15/2027                         67,615
    5,500       Series B, 3.65% due 2/01/2031                             5,500

    2,600    New York City, New York, City Transitional
             Finance Authority, Future Tax Secured Revenue
             Refunding Bonds, VRDN, Sub-Series C2, 3.68%
             due 8/01/2031 (k)                                            2,600

    5,600    New York City, New York, City Transitional Finance
             Authority, GO, PUTTERS, VRDN, Series 1720, 3.69%
             due 11/01/2014 (k)(n)                                        5,600



     Face
   Amount    Municipal Bonds                                           Value

New York (continued)

 $  3,500    New York City, New York, City Transitional Finance
             Authority, New York City Recovery Revenue Refunding
             Bonds, VRDN, Series 3, Sub-Series 3F, 3.68%
             due 11/01/2022 (k)                                      $    3,500

             New York City, New York, City Transitional Finance
             Authority Revenue Bonds:
   13,900       BAN, 4.25% due 6/29/2007                                 13,921
   14,765       FLOATS, VRDN, Series 536, 3.68%
                due 5/01/2015 (g)(k)                                     14,765
    9,700       Future Tax Secured, VRDN, Series A-1, 3.60%
                due 11/15/2028 (k)                                        9,700
   12,055       (New York City Recovery), VRDN, Series 1,
                Sub-Series 1A, 3.65% due 11/01/2022 (k)                  12,055
   11,375       (New York City Recovery), VRDN, Series 3,
                Sub-Series 3G, 3.62% due 11/01/2022 (k)                  11,375
    3,145       ROCS, VRDN, Series II-R-2052, 3.70%
                due 2/01/2022 (g)(k)(n)                                   3,145
    3,750       ROCS, VRDN, Series II-R-2054, 3.71%
                due 2/01/2020 (g)(k)(n)                                   3,750
    9,500       VRDN, Sub-Series 2D, 3.62% due 11/01/2022 (k)             9,500
   12,800       VRDN, Sub-Series 2-F, 3.68% due 11/01/2022 (k)           12,800

    1,490    New York City, New York, City Transitional Finance
             Authority Revenue Refunding Bonds (New York City
             Recovery), VRDN, Series 3, Sub-Series 3-B, 3.66%
             due 11/01/2022 (k)                                           1,490

   34,895    New York City, New York, City Transitional Finance
             Authority, Special Tax Revenue Refunding Bonds,
             VRDN, Series C, 3.62% due 2/01/2032 (k)                     34,895

             New York City, New York, GO, FLOATS, VRDN (k):
      500       Series 1446, 3.72% due 4/01/2025                            500
      832       Series 1447, 3.72% due 6/01/2024                            832

             New York City, New York, GO, VRDN (k):
    5,000       MSTR, SGB-36, 3.65% due 6/01/2022 (a)(n)                  5,000
    5,475       PUTTERS, Series 1299, 3.69% due 4/01/2014 (f)(n)          5,475
    1,995       PUTTERS, Series 1318, 3.69% due 6/01/2013 (a)(n)          1,995
   30,000       ROCS, Series II-R-251A, 3.72% due 12/15/2033(n)          30,000
   10,865       ROCS, Series II-R-4563, 3.70% due 8/01/2022 (b)(n)       10,865
    6,860       Series F-4, 3.63% due 2/15/2020                           6,860
    4,200       Series F-5, 3.63% due 2/15/2016                           4,200
   11,850       Series J, Sub-Series J-2, 3.65% due 2/15/2016            11,850
   19,000       Series J, Sub-Series J-3, 3.65% due 2/15/2016            19,000
   17,545       Sub-Series A-3, 3.65% due 8/01/2031                      17,545
    2,520       Sub-Series A-9, 3.60% due 8/01/2018                       2,520
    9,600       Sub-Series B-9, 3.65% due 8/15/2023                       9,600
    5,000       Sub-Series C-3, 3.64% due 8/15/2029 (b)                   5,000
   11,000       Sub-Series E-3, 3.64% due 8/01/2034                      11,000
   29,930       Sub-Series H-6, 3.63% due 3/01/2034                      29,930

             New York City, New York, GO, VRDN, Refunding (k):
   11,305       PUTTERS, Series 914, 3.69% due 2/01/2013 (c)(n)          11,305
    1,820       PUTTERS, Series 1341, 3.69% due 2/01/2014 (g)(n)          1,820
   10,415       Series A, 4.50% due 8/01/2007                            10,446
   13,715       Sub-Series C-2, 3.63% due 8/01/2020                      13,715

    2,390    New York City, New York, Jay Street Development
             Corporation, Court Facility, Lease Revenue Bonds
             (Jay Street Project), VRDN, Series A-1, 3.62%
             due 5/01/2022 (k)                                            2,390



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Schedule of Investments (continued)                              (In Thousands)

                                              CMA New York Municipal Money Fund


     Face
   Amount    Municipal Bonds                                           Value

New York (continued)

 $ 14,272    New York State Commander of General Services
             Revenue Bonds (People of the State of New York),
             VRDN, 3.68% due 9/01/2021 (k)                           $   14,272

   38,285    New York State Dormitory Authority, Mental Health
             Facilities Improvement Revenue Refunding Bonds,
             VRDN, Series F-2B, 3.65% due 2/15/2021 (f)(k)               38,285

             New York State Dormitory Authority, Mental Health
             Services Revenue Bonds, VRDN (k):
    2,800       Sub-Series D-2E, 3.63% due 2/15/2031                      2,800
   20,835       Sub-Series D-2F, 3.63% due 2/15/2031                     20,835
   15,000       Sub-Series D-2H, 3.63% due 2/15/2031                     15,000

             New York State Dormitory Authority, Revenue Bonds,
             VRDN (k):
    6,900       FLOATS, Series 894, 3.68% due 7/01/2027 (g)               6,900
    8,135       MERLOTS, Series B30, 3.68% due 3/15/2027 (c)(n)           8,135
    3,750       (North Shore-Long Island Jewish Health
                System), ROCS, Series II-R-656CE, 3.70%
                due 11/01/2034 (n)                                        3,750
    6,505       (Pratt Institute), 3.70% due 7/01/2034 (i)                6,505
    4,690       (Teresian Housing Corporation), 3.62%
                due 7/01/2033                                             4,690

   26,080    New York State Dormitory Authority, Revenue
             Refunding Bonds, FLOATS, VRDN, Series 1155, 3.68%
             due 5/15/2022 (a)(k)                                        26,080

    3,000    New York State Energy Research and Development
             Authority, Facilities Revenue Bonds (Consolidated
             Edison Company of New York, Inc. Project), VRDN,
             AMT, Sub-Series C-3, 3.68% due 11/01/2039 (k)                3,000

             New York State, HFA, Housing Revenue Bonds, VRDN,
             Series A (k):
   31,900       (100 Maiden Lane Project), 3.64%
                due 11/01/2037                                           31,900
   12,150       (363 West 30th Street), AMT, 3.70%
                due 11/01/2032 (l)                                       12,150
    3,400       (West 33rd Street Housing), AMT, 3.69%
                due 11/15/2036 (e)                                        3,400
    9,850       (West 43rd Street), AMT, 3.71% due 11/01/2034             9,850
   33,700       (West 43rd Street), AMT, 3.72% due 11/01/2034            33,700

    4,825    New York State, HFA, M/F Housing Revenue Bonds,
             VRDN, Series A, 3.68% due 11/01/2028 (a)(k)                  4,825

             New York State, HFA, M/F Revenue Bonds,
             VRDN, Series A (e)(k):
    5,000       (750 6th Ave), 3.70% due 5/15/2031                        5,000
    5,600       (Kew Gardens Hills), AMT, 3.67% due 5/15/2036             5,600

             New York State, HFA, Revenue Bonds, VRDN, AMT (k):
   20,465       (360 West 43rd Street), Series A, 3.66%
                due 11/15/2033 (e)                                       20,465
    8,350       (1500 Lexington Associates LLC), Series A, 3.65%
                due 5/15/2034 (e)                                         8,350
   28,600       (1501 Lex Associates LP), Series A, 3.67%
                due 5/15/2032 (e)                                        28,600
   25,000       (Avalon Bowery Place II), Series A, 3.71%
                due 11/01/2039                                           25,000
   37,245       (Biltmore Tower Project), Series A, 3.70%
                due 5/15/2034 (e)                                        37,245



     Face
   Amount    Municipal Bonds                                           Value

New York (continued)

             New York State, HFA, Revenue Bonds, VRDN, AMT (k)
             (concluded):
 $ 23,630       (Chelsea Apartments), Series A, 3.65%
                due 11/15/2036 (e)                                   $   23,630
   12,000       (Gethsemane Apartments), Series A, 3.67%
                due 5/15/2033 (e)                                        12,000
   21,000       (Saxony Housing), Series A, 3.70% due 5/15/2030          21,000
   13,000       (Talleyrand Crescent), 3.65% due 5/15/2028 (e)           13,000
   54,400       (Tribeca), Series A, 3.67% due 11/15/2029 (e)            54,400
   32,600       (Tribeca Pointe LLC), Series A, 3.66%
                due 5/15/2029 (e)                                        32,600
   10,800       (Victory Housing), Series A, 3.66%
                due 11/01/2033 (l)                                       10,800
   10,100       (West 17th Street Housing), Series A, 3.71%
                due 11/01/2039                                           10,100

             New York State, HFA, Service Contract Revenue
             Refunding Bonds, VRDN (k):
    7,300       Series C, 3.63% due 3/15/2026                             7,300
   18,800       Series D, 3.63% due 3/15/2026                            18,800

       83    New York State Local Government Assistance
             Corporation Revenue Bonds, VRDN, Series B, 3.60%
             due 4/01/2025 (k)                                               83

   34,000    New York State Mortgage Agency, Homeowner
             Mortgage Revenue Bonds, VRDN, AMT, Series 142,
             3.66% due 10/01/2037 (k)                                    34,000

   25,931    New York State Power Authority, CP, 3.65%
             due 5/03/2007                                               25,931

             New York State Power Authority, GO, VRDN (k):
    1,230       3.65% due 3/01/2016                                       1,230
    5,000       3.65% due 3/01/2020                                       5,000

   10,540    New York State Thruway Authority, Highway and
             Bridge Trust Fund, General Revenue Bonds, PUTTERS,
             VRDN, Series 1098, 3.69% due 7/01/2013 (f)(k)(n)            10,540

             New York State Thruway Authority, Highway and
             Bridge Trust Fund, Revenue Refunding Bonds, ROCS,
             VRDN (a)(k)(n):
    3,000       Series II-R-458, 3.70% due 4/01/2020                      3,000
    7,515       Series II-R-5012, 3.71% due 4/01/2019                     7,515

    4,000    New York State Urban Development Corporation
             Revenue Bonds, FLOATS, VRDN, Series SG-164, 3.69%
             due 3/15/2033 (c)(k)                                         4,000

    9,000    Newburgh, New York, City School District, GO, RAN,
             4.375% due 6/22/2007                                         9,013

    4,765    Newburgh, New York, GO, BAN, Series A, 4%
             due 9/13/2007                                                4,773

   11,950    North Greenbush, New York, GO, BAN, 4.75%
             due 4/20/2007                                               11,958

    3,000    North Syracuse, New York, Central School District,
             GO, RAN, 4.50% due 6/22/2007                                 3,005

    2,900    North Tonawanda, New York, GO, TAN, 4%
             due 6/20/2007                                                2,902

    3,240    Ogdensburg, New York, GO, BAN, 4% due 8/24/2007              3,244

    1,950    Onondaga County, New York, IDA, IDR (Peregrine
             International LLC Project), VRDN, AMT, 3.67%
             due 5/01/2022 (k)                                            1,950



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Schedule of Investments (continued)                              (In Thousands)

                                              CMA New York Municipal Money Fund


     Face
   Amount    Municipal Bonds                                           Value

New York (continued)

 $  3,100    Onondaga County, New York, IDA, Solid Waste
             Disposal Facility, Revenue Refunding Bonds
             (Solvay Paperboard Project), VRDN, AMT, 3.74%
             due 7/01/2023 (k)                                       $    3,100

    3,400    Ontario County, New York, IDA, Civic Facility Revenue
             Bonds (Friends of the Finger Lakes Performing
             Arts Center, Inc. Project), VRDN, Series A, 3.67%
             due 12/01/2036 (k)                                           3,400

    1,670    Oswego County, New York, IDA, Civic Facility Revenue
             Bonds (O H Properties Inc. Project), VRDN, Series A,
             3.75% due 6/01/2024 (k)                                      1,670

    4,000    Port Authority of New York and New Jersey, Revenue
             Refunding Bonds, MERLOTS, VRDN, AMT, Series C01,
             3.73% due 12/01/2016 (f)(k)(n)                               4,000

    5,000    Port Authority of New York and New Jersey, Special
             Obligation Revenue Refunding Bonds (Versatile
             Structure Obligation), VRDN, AMT, Series 6, 3.66%
             due 12/01/2017 (k)                                           5,000

   15,000    Ramapo, New York, Housing Authority Revenue
             Bonds (Fountainview at College Road, Inc. Project),
             VRDN, 3.70% due 12/01/2029 (k)                              15,000

    3,100    Rockland County, New York, GO, BAN, Series B, 4%
             due 4/26/2007                                                3,101

             Rockland County, New York, IDA, Civic Facility
             Revenue Bonds (Dominican College Project),
             VRDN (k):
    6,855       Series A, 3.68% due 7/01/2035                             6,855
    3,060       Series B, 3.68% due 7/01/2035                             3,060

    9,645    Rockland County, New York, IDA, Civic Facility
             Revenue Refunding Bonds (Dominican College
             Project), VRDN, Series A, 3.68% due 5/01/2034 (k)            9,645

   10,000    Rome, New York, City School District, GO, BAN,
             4.50% due 6/22/2007                                         10,014

    9,000    Sachem Central School District (Holbrook), New York,
             GO, BAN, 4.50% due 6/27/2007                                 9,015

    7,000    Schenectady, New York, City School District, GO, RAN,
             4.50% due 7/31/2007                                          7,015

   19,500    South Huntington, New York, Union Free School
             District, GO, TAN, 4.25% due 6/29/2007                      19,533

    4,000    Southampton, New York, Union Free School District,
             GO, TAN, 4.375% due 6/27/2007                                4,006

    3,000    Southold, New York, Union Free School District, GO,
             TAN, 4.50% due 6/29/2007                                     3,006

    6,500    Syracuse, New York, GO, RAN, Series C, 4.25%
             due 6/29/2007                                                6,512

    6,750    Syracuse, New York, IDA, PILOT Revenue Bonds,
             FLOATS, VRDN, AMT, Series 1631, 3.71%
             due 1/01/2036 (j)(k)                                         6,750

             Tobacco Settlement Financing Corporation of New
             York Revenue Bonds, VRDN (k):
    7,395       PUTTERS, Series 648, 3.69% due 6/01/2011 (a)(n)           7,395
    2,895       ROCS, Series II-R-2034, 3.71%
                due 6/01/2020 (a)(n)                                      2,895
    2,000       Series A-1, 5% due 6/01/2007                              2,005
   19,125       Series B-1, 4% due 6/01/2007                             19,136



     Face
   Amount    Municipal Bonds                                           Value

New York (concluded)

 $  3,300    Tonawanda, New York, City School District, GO, RAN,
             4% due 10/24/2007                                       $    3,306

    3,900    Triborough Bridge and Tunnel Authority, New York,
             General Purpose Revenue Refunding Bonds, VRDN,
             Series B, 3.61% due 1/01/2032 (a)(k)                         3,900

             Triborough Bridge and Tunnel Authority, New York,
             General Revenue Refunding Bonds, VRDN (k):
   31,580       Sub-Series B-2, 3.65% due 1/01/2032                      31,580
   21,000       Sub-Series B-3, 3.64% due 1/01/2032                      21,000

             Triborough Bridge and Tunnel Authority, New York,
             Revenue Bonds, VRDN (a)(k):
    7,055       PUTTERS, Series 342, 3.69%
                due 11/15/2020 (n)                                        7,055
    2,035       ROCS, Series II-R-2013, 3.70%
                due 11/15/2021 (n)                                        2,035

             Triborough Bridge and Tunnel Authority, New York,
             Revenue Refunding Bonds, VRDN (g)(k)(n):
    9,900       MERLOTS, Series B03, 3.68% due 11/15/2020                 9,900
   14,395       MERLOTS, Series B13, 3.68% due 11/15/2021                14,395
   14,040       PUTTERS, Series 304, 3.69% due 11/15/2018                14,040
    5,305       ROCS, Series II-R-1032, 3.70% due 11/15/2021              5,305

             Triborough Bridge and Tunnel Authority, New York,
             Special Obligation Revenue Refunding Bonds,
             VRDN (f)(k):
    9,445       Series A, 3.63% due 1/01/2031                             9,445
    1,435       Series C, 3.61% due 1/01/2031                             1,435
    2,455       Series D, 3.61% due 1/01/2031                             2,455

    5,600    Tsasc, Inc., New York, Revenue Refunding
             Bonds, ROCS, VRDN, Series II-R-519CE, 3.71%
             due 6/01/2042 (k)(n)                                         5,600

    3,500    Ulster County, New York, GO, BAN, 4%
             due 11/21/2007                                               3,510

    2,500    Union Endicott, New York, Central School District,
             GO, BAN, Series B, 4.50% due 7/18/2007                       2,504

    1,591    Victor, New York, Central School District, GO,
             Refunding, BAN, 4% due 10/05/2007                            1,595

   10,000    Watertown, New York, Enlarged City School District,
             GO, BAN, 4.50% due 7/13/2007                                10,018

    2,155    Watertown, New York, GO, BAN, 4.25%
             due 2/27/2008                                                2,166

    2,000    Waverly, New York, Central School District, GO, RAN,
             4.50% due 6/29/2007                                          2,003

    4,300    Westchester County, New York, IDA, Civic Facility
             Revenue Refunding Bonds (Northern Westchester
             Hospital), VRDN, 3.68% due 11/01/2024 (k)                    4,300

   12,000    William Floyd Union Free School District of Mastics-
             Moriches-Shirley, New York, GO, TAN, 4.50%
             due 6/29/2007                                               12,019

    3,550    Williamson, New York, Central School District, GO,
             BAN, 4.50% due 7/13/2007                                     3,556

    1,500    Yonkers, New York, IDA, Revenue Bonds, MERLOTS,
             VRDN, Series A01, 3.73% due 7/01/2042 (k)(n)                 1,500



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Schedule of Investments (concluded)                              (In Thousands)

                                              CMA New York Municipal Money Fund


     Face
   Amount    Municipal Bonds                                           Value

Puerto Rico--1.0%

 $  8,845    Municipal Securities Trust Certificates, Puerto Rico,
             GO, VRDN, Series 2002-199, Class A, 3.65%
             due 1/25/2016 (g)(k)                                    $    8,845

    4,550    Puerto Rico Municipal Finance Agency Revenue
             Bonds, FLOATS, VRDN, Series 805, 3.64%
             due 8/01/2027 (f)(k)                                         4,550



     Face
   Amount    Municipal Bonds                                           Value

Puerto Rico (concluded)

 $ 12,682    Puerto Rico Public Buildings Authority Revenue
             Refunding Bonds, FLOATS, VRDN, Series 747D, 3.64%
             due 7/01/2017 (b)(k)                                    $   12,682

    3,397    Puerto Rico Public Finance Corporation Revenue
             Bonds, FLOATS, VRDN, Series 919, 3.64%
             due 8/01/2026 (b)(k)                                         3,397

Total Investments (Cost--$2,813,640*)--99.2%                          2,813,640
Other Assets Less Liabilities--0.8%                                      22,065
                                                                     ----------
Net Assets--100.0%                                                   $2,835,705
                                                                     ==========


*   Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) CIFG Insured.

(c) FGIC Insured.

(d) FHA Insured.

(e) FNMA Collateralized.

(f) FSA Insured.

(g) MBIA Insured.

(h) Prerefunded.

(i) Radian Insured.

(j) XL Capital Insured.

(k) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(l) FHLMC Collateralized.

(m) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(n) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

    See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Schedule of Investments as of March 31, 2007                     (In Thousands)

                                        CMA North Carolina Municipal Money Fund


     Face
   Amount    Municipal Bonds                                           Value

North Carolina--98.9%

 $  1,900    ABN AMRO MuniTops Certificates Trust, Charlotte,
             North Carolina, Water and Sewer Enterprise, Revenue
             Refunding Bonds, VRDN, Series 2007-10, 3.70%
             due 7/01/2014 (e)(g)                                    $    1,900

    1,400    Alamance County, North Carolina, Industrial Facilities
             and Pollution Control Financing Authority, IDR
             (Millender Project), VRDN, AMT, 3.76%
             due 12/01/2020 (e)                                           1,400

    1,200    Buncombe County, North Carolina, Industrial Facilities
             and Pollution Control Financing Authority, Revenue
             Refunding Bonds (Industrial Development Alliance),
             VRDN, AMT, 3.85% due 8/01/2009 (e)                           1,200

    1,800    Carrboro, North Carolina, BAN, 4% due 12/05/2007             1,804

    4,551    Charlotte, North Carolina, Water and Sewer, CP,
             3.65% due 12/06/2007                                         4,551

    2,325    Cleveland County, North Carolina, Industrial Facilities
             and Pollution Control Financing Authority, Industrial
             Revenue Bonds (Blachford Rubber Project), VRDN,
             AMT, 3.78% due 7/01/2023 (e)                                 2,325

    1,200    Durham County, North Carolina, Public Improvement,
             GO, VRDN, Series B, 4% due 6/01/2007 (e)                     1,201

    1,900    Eagle Tax-Exempt Trust, North Carolina Capital
             Facilities Financing Agency, Revenue Refunding
             Bonds, VRDN, Series 2006-0139, Class A, 3.72%
             due 10/01/2041 (e)                                           1,900

    1,778    Flat Rock-Bannerton, North Carolina, Water and
             Sewer System, GO, BAN, 4% due 9/26/2007                      1,781

    2,545    Guilford County, North Carolina, GO, VRDN, Series C,
             4% due 10/01/2007 (e)                                        2,550

             Guilford County, North Carolina, Industrial Facilities
             and Pollution Control Financing Authority, IDR, VRDN,
             AMT (e):
    2,800       (High Point Textiles Auxiliaries), Refunding, 3.76%
                due 6/01/2012                                             2,800
    1,310       (Marlatex Corporation Project), 3.81%
                due 6/01/2015                                             1,310
    3,000       (Nat Sherman Building LLC), 3.86% due 3/01/2022           3,000
      600       (Neal Manufacturing), 3.71% due 11/01/2013                  600
    1,600       (Ornamental Products), 3.71% due 12/01/2014               1,600
    2,200       (Snider Tire, Inc.), 3.76% due 10/01/2019                 2,200

    3,775    Halifax County, North Carolina, BAN, 4%
             due 9/12/2007                                                3,781

      525    Hertford, North Carolina, Water and Sewer, GO, BAN,
             4% due 10/10/2007                                              526

             Lee County, North Carolina, Industrial Facilities and
             Pollution Control Financing Authority, IDR, VRDN,
             AMT (e):
      200       (Arden Corporation Project), 3.82%
                due 8/01/2034                                               200
    2,980       (Lee Central LLC Project), 3.76% due 12/01/2023           2,980

    1,815    Lincoln County, North Carolina, Industrial Facilities
             and Pollution Control Financing Authority,
             IDR (Packaging NC Project), VRDN, 3.78%
             due 10/01/2013 (e)                                           1,815



     Face
   Amount    Municipal Bonds                                           Value

North Carolina (continued)

 $  5,090    Little River Water District, Johnson County, North
             Carolina, BAN, 4% due 9/26/2007                         $    5,098

    9,000    Martin County, North Carolina, Industrial Facilities
             and Pollution Control Financing Authority, IDR
             (Penco Products Project), VRDN, AMT, 3.82%
             due 9/01/2022 (e)                                            9,000

             Mecklenburg County, North Carolina, Industrial
             Facilities and Pollution Control Financing Authority,
             Industrial Revenue Bonds, VRDN, AMT (e):
      400       (Ferguson Supply and Box Manufacturing), 3.78%
                due 8/01/2010                                               400
      770       (Piedmont Plastics Project), 3.78%
                due 10/01/2013                                              770
    4,100       (Southern Steel Company LLC Project), 3.71%
                due 3/02/2015                                             4,100

   14,115    Municipal Securities Trust Certificates, North Carolina,
             GO, VRDN, Series 138, Class A, 3.69%
             due 3/16/2015 (e)                                           14,115

    2,500    North Carolina Agriculture Finance Authority,
             Agriculture Development Revenue Bonds
             (Albemarle Cotton Growers), VRDN, AMT, 3.76%
             due 7/01/2014 (e)                                            2,500

    6,810    North Carolina Agriculture Finance Authority,
             Agriculture Development Revenue Refunding Bonds
             (Harvey Fertilizer and Gas Project), VRDN, AMT, 3.76%
             due 6/01/2016 (e)                                            6,810

    2,000    North Carolina Capital Facilities Finance Agency,
             Educational Facilities Revenue Refunding Bonds
             (High Point University Project), VRDN, 3.68%
             due 12/01/2028 (e)                                           2,000

    1,645    North Carolina Capital Facilities Finance Agency, IDR,
             Refunding (Safety Test and Equipment Company
             Project), VRDN, AMT, Series A-2, 3.71%
             due 11/01/2021 (e)                                           1,645

    1,307    North Carolina Eastern Municipal Power Agency,
             Power System Revenue Refunding Bonds, MERLOTS,
             VRDN, Series 955-D, 3.69% due 1/01/2018 (a)(e)(h)            1,307

             North Carolina HFA, Home Ownership Revenue
             Bonds, VRDN, AMT (e):
    5,995       MERLOTS, Series B12, 3.74% due 7/01/2037 (h)              5,995
    1,220       Series 15-C, 3.72% due 7/01/2032 (d)                      1,220
    4,400       Series 17-C, 3.72% due 7/01/2033                          4,400
    7,800       Series 18-C, 3.72% due 1/01/2035                          7,800
    2,500       Series 22-C, 3.65% due 10/01/2007                         2,500

    1,570    North Carolina HFA, Revenue Bonds, ROCS, VRDN,
             AMT, Series II-R-175, 3.74% due 1/01/2034 (e)(h)             1,570

    2,700    North Carolina Infrastructure Finance Corporation,
             COP (North Carolina State Correctional Facilities
             Project), VRDN, Series A, 4% due 2/01/2008 (e)               2,708

      100    North Carolina Medical Care Commission, Health
             Care Facilities, First Mortgage Revenue Refunding
             Bonds (Carol Woods Project), VRDN, 3.65%
             due 4/01/2031 (c)(e)                                           100

             North Carolina Medical Care Commission, Health
             Care Facilities Revenue Bonds, VRDN (e):
    2,000       5.10% due 5/01/2007                                       2,003
    3,600       Series A, 3.66% due 11/01/2034                            3,600



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Schedule of Investments (concluded)                              (In Thousands)

                                        CMA North Carolina Municipal Money Fund


     Face
   Amount    Municipal Bonds                                           Value

North Carolina (continued)

 $  4,200    North Carolina Medical Care Commission, Health
             Care Facilities, Revenue Refunding Bonds (Novant
             Health, Inc.), ROCS, VRDN, Series II-R-811, 3.71%
             due 6/01/2039 (e)(h)                                    $    4,200

             North Carolina Medical Care Commission, Hospital
             Revenue Bonds, VRDN (e):
      700       (Moses H. Cone Memorial Health System),
                Series A, 3.65% due 10/01/2035                              700
    4,125       (Park Ridge Hospital Project), 3.65%
                due 8/15/2018                                             4,125
    2,300       (Pooled Equipment Financing Project), ACES,
                3.65% due 12/01/2025 (b)                                  2,300

    5,230    North Carolina Medical Care Commission, Retirement
             Facilities Revenue Refunding Bonds (Aldersgate
             Project), VRDN, 3.69% due 1/01/2031 (e)                      5,230

    4,335    North Carolina Municipal Power Agency Number 1,
             Catawba Electric Revenue Bonds, ROCS, VRDN,
             Series II-R-211, 3.71% due 1/01/2020 (b)(e)(h)               4,335

             North Carolina State Educational Assistance Authority,
             Revenue Refunding Bonds (Guaranteed Student
             Loan), VRDN, AMT (a)(e):
    8,000       Series A-1, 3.70% due 9/01/2035                           8,000
    3,715       Series A-2, 3.70% due 9/01/2035                           3,715

    2,220    North Carolina State, GO, PUTTERS, VRDN, Series
             1400, 3.72% due 6/01/2014 (e)(h)                             2,220

    1,160    North Carolina State Ports Authority, Exempt Facility
             Revenue Bonds (Wilmington Bulk LLC Project), VRDN,
             AMT, Series A, 3.78% due 9/01/2022 (e)                       1,160

    2,845    North Carolina State Ports Authority, Port Facilities
             Revenue Refunding Bonds, VRDN, AMT, Series A-2,
             3.72% due 3/01/2013 (e)                                      2,845

    1,175    Onslow County, North Carolina, GO, Refunding, 4%
             due 5/01/2007 (e)(f)                                         1,175

      640    Piedmont Triad Airport Authority, North Carolina,
             Special Facility Revenue Bonds (Cessna Aircraft
             Company Project), VRDN, 3.71% due 10/01/2012 (e)               640

    6,300    RBC Municipal Products, Inc., North Carolina Medical
             Care Commission, Hospital Revenue Bonds (Novant
             Health Inc.), FLOATS, VRDN, Series I-15, 3.71%
             due 11/01/2014 (e)                                           6,300

    2,000    RBC Municipal Products, Inc., North Carolina Medical
             Care Commission, Hospital Revenue Refunding Bonds
             (Mission Health, Inc.), FLOATS, VRDN, Series I-23,
             3.71% due 4/01/2015 (e)                                      2,000

    5,500    Raleigh Durham, North Carolina, Airport Authority,
             Airport Revenue Bonds, VRDN, AMT, Series A, 3.67%
             due 5/01/2036 (e)(f)                                         5,500



     Face
   Amount    Municipal Bonds                                           Value

North Carolina (concluded)

 $    280    Rockingham County, North Carolina, Industrial
             Facilities and Pollution Control Financing Authority
             Revenue Bonds (Whiteridge Inc. Project), VRDN, AMT,
             3.78% due 2/01/2013 (e)                                 $      280

    2,300    Rowan County, North Carolina, Industrial Facilities
             and Pollution Control Financing Authority, PCR,
             IDR (Hon Industries Project), VRDN, AMT, 3.76%
             due 4/01/2018 (e)                                            2,300

    3,000    Rutherford County, North Carolina, Industrial Facilities
             and Pollution Control Financing Authority, IDR (All
             American Homes of North Carolina), VRDN, AMT,
             3.79% due 11/01/2011 (e)                                     3,000

    1,400    Sampson County, North Carolina, Industrial Facilities
             and Pollution Control Financing Authority, IDR
             (Dubose Strapping, Inc. Project), VRDN, AMT, 3.81%
             due 1/01/2012 (e)                                            1,400

    1,800    Stanley County, North Carolina, Industrial Facilities
             and Pollution Control Financing Authority, IDR (Patrick
             Industries Project), VRDN, AMT, 4% due 8/01/2010 (e)         1,800

    1,824    Trinity, North Carolina, Sanitary Sewer, GO, BAN,
             4.25% due 7/25/2007                                          1,827

    2,380    Vance County, North Carolina, Industrial Facilities and
             Pollution Control Financing Authority, IDR (HH Hunt
             Manufacturing Facilities LLC Project), VRDN, 3.76%
             due 6/01/2015 (e)                                            2,380

             Wake County, North Carolina, CP:
    2,000       3.60% due 5/22/2007                                       2,000
    1,800       3.55% due 5/30/2007                                       1,800

    1,600    Wilson County, North Carolina, Industrial Facilities
             and Pollution Control Financing Authority, IDR
             (Supreme/Murphy Truck Project), VRDN, AMT, 4%
             due 6/01/2015 (e)                                            1,600

    3,265    Yancey County, North Carolina, Industrial Facilities
             and Pollution Control Financing Authority, IDR
             (Altec Industries, Inc. Project), VRDN, AMT, 3.78%
             due 3/01/2027 (e)                                            3,265


Puerto Rico--0.5%

    1,000    Puerto Rico Commonwealth Highway and
             Transportation Authority, Transportation Revenue
             Bonds, ROCS, VRDN, Series II-R-789CE, 3.68%
             due 8/30/2009 (e)(h)                                         1,000

Total Investments (Cost--$198,162*)--99.4%                              198,162
Other Assets Less Liabilities--0.6%                                       1,216
                                                                     ----------
Net Assets--100.0%                                                   $  199,378
                                                                     ==========

*   Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) MBIA Insured.

(c) Radian Insured.

(d) FSA Insured.

(e) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(f) XL Capital Insured.

(g) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(h) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

    See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Schedule of Investments as of March 31, 2007                     (In Thousands)

                                                  CMA Ohio Municipal Money Fund


     Face
   Amount    Municipal Bonds                                           Value

Ohio--99.6%

 $ 10,820    ABN AMRO MuniTops Certificates Trust, Cincinnati,
             Ohio, School District, GO, VRDN, Series 2003-34,
             3.68% due 12/01/2011 (d)(e)                             $   10,820

    5,000    ABN AMRO MuniTops Certificates Trust, Middletown,
             Ohio, City School District, GO, VRDN, Series 2004-23,
             3.70% due 12/01/2011 (c)(e)                                  5,000

    7,595    ABN AMRO MuniTops Certificates Trust, South-
             Western City School District, Ohio, Revenue Bonds,
             VRDN, Series 2001-7, 3.68% due 12/01/2007 (a)(e)             7,595

    5,000    ABN AMRO MuniTops Certificates Trust, University
             of Cincinnati, Ohio, VRDN, Series 2004-4, 3.70%
             due 6/01/2012 (a)(e)                                         5,000

    4,930    ABN AMRO MuniTops Certificates Trust, Westerville,
             Ohio, City School District, VRDN, Series 2001-3,
             3.68% due 6/01/2009 (b)(e)                                   4,930

             Akron, Ohio, Income Tax Revenue Bonds, VRDN (c)(e)(g):
      990       PUTTERS, Series 381, 3.72% due 12/01/2011                   990
    1,985       ROCS, Series II-R-2137, 3.71% due 12/01/2020              1,985

             American Municipal Power, Inc., Ohio, BAN:
      240       3.70% due 12/06/2007                                        240
    1,085       (Brewster Village Project), 3.70% due 1/10/2008           1,085
      500       (Lodi Village Project), 3.75% due 3/13/2008                 500
      380       (Versailles Project), 3.75% due 11/15/2007                  380
      175       (Yellow Springs Project), 3.75% due 11/01/2007              175

      980    American Municipal Power, Inc., Ohio, RAN, 3.65%
             due 11/01/2007                                                 980

    1,380    American Municipal Power, Inc., Ohio, Revenue
             Refunding Bonds (Combustion Turbine Project),
             VRDN, 3.68% due 3/01/2023 (e)                                1,380

      500    Ashtabula County, Ohio, Hospital Facilities Revenue
             Bonds (Ashtabula County Medical Center Project),
             VRDN, 3.68% due 12/01/2007 (e)                                 500

    1,010    Avon, Ohio, Local School District, School Construction,
             GO, BAN, 4.125% due 1/11/2008                                1,014

    1,020    Barberton, Ohio, Various Purpose Improvement Notes,
             GO, 4.25% due 11/15/2007                                     1,024

    2,515    Barberton, Ohio, Various Purpose Improvement Notes,
             GO, Refunding, VRDN, 5% due 4/10/2007 (e)                    2,516

      100    Bedford Heights, Ohio, GO, BAN, 3.95%
             due 2/14/2008                                                  100

      380    Brunswick, Ohio, GO (Traffic Signal Project), BAN,
             3.85% due 12/05/2007                                           381

    2,265    Brunswick, Ohio, Storm Water Drainage System
             Notes, GO, 4.75% due 5/22/2007                               2,268

    7,930    Butler County, Ohio, EDR (Great Miami Valley YMCA
             Project), VRDN, 3.68% due 9/01/2020 (e)                      7,930

      130    Butler County, Ohio, GO (Jail Rehab), BAN, 4.40%
             due 9/20/2007                                                  131

    6,895    Butler County, Ohio, Hospital Facilities Revenue
             Bonds, PUTTERS, VRDN, Series 1596, 3.70%
             due 5/15/2014 (c)(e)(g)                                      6,895

    1,000    Butler County, Ohio, Road Improvement, GO, BAN,
             4.50% due 8/10/2007                                          1,002



     Face
   Amount    Municipal Bonds                                           Value

Ohio (continued)

 $    625    Celina, Ohio, GO, Refunding, BAN, 4.25%
             due 11/14/2007                                           $     627

    3,250    Cincinnati, Ohio, City School District, GO, PUTTERS,
             VRDN, Series 315, 3.70% due 6/01/2010 (d)(e)(g)              3,250

    5,750    Cincinnati, Ohio, City School District, GO,
             Refunding, MERLOTS, VRDN, Series D04, 3.69%
             due 12/01/2027 (c)(e)(g)                                     5,750

      285    Clark County, Ohio, GO, BAN, 4.02% due 2/13/2008               286

    3,700    Clinton County, Ohio, Hospital Revenue Refunding
             Bonds, VRDN, Series D-1, 3.66% due 12/01/2015 (e)            3,700

    3,330    Columbus, Ohio, City School District, GO,
             Refunding, PUTTERS, VRDN, Series 1488, 3.70%
             due 6/01/2014 (d)(e)(g)                                      3,330

    8,035    Columbus, Ohio, Regional Airport Authority, M/F
             Housing Revenue Refunding Bonds (West Bay
             Apartments Project), VRDN, AMT, 3.80%
             due 12/01/2034 (e)                                           8,035

   11,100    Columbus, Ohio, Regional Airport Authority, Senior
             Capital Funding Revenue Bonds (OASBO Expanded
             Asset Pooled Financing Program), VRDN, 3.67%
             due 7/01/2035 (e)                                           11,100

    4,305    Cuyahoga County, Ohio, Civic Facility Revenue Bonds
             (Fairfax Development Corporation), VRDN, 3.73%
             due 6/01/2022 (e)                                            4,305

    3,000    Cuyahoga County, Ohio, EDR (Cleveland Botanical
             Garden Project), VRDN, 3.68% due 7/01/2031 (e)               3,000

    2,425    Cuyahoga County, Ohio, Health Care Facilities
             Revenue Bonds (Catholic Charities Facilities), VRDN,
             3.73% due 7/01/2012 (e)                                      2,425

    4,680    Cuyahoga County, Ohio, Hospital Facilities Revenue
             Bonds (Sisters of Charity Health System), VRDN,
             3.68% due 11/01/2030 (e)                                     4,680

             Cuyahoga County, Ohio, IDR, VRDN (e):
      145       (Athens Pastries Inc. Project), AMT, 3.80%
                due 6/03/2009                                               145
      145       (Erieview Metal Treating Project), 3.80%
                due 5/05/2010                                               145
    6,000       (Orlando Baking Company Project), AMT, 3.90%
                due 1/01/2023                                             6,000

             Cuyahoga County, Ohio, IDR, VRDN, Refunding (e):
      790       (Curtiss Wright Project), 3.78% due 12/01/2008              790
    1,525       (Parma Care Center Inc. Project), AMT, 3.73%
                due 12/01/2011                                            1,525

      750    Deerfield Township, Ohio, GO, BAN, Series B, 3.75%
             due 11/29/2007                                                 750

    3,460    Deerfield Township, Ohio, Tax Increment Revenue
             Bonds, Subordinated Notes, VRDN, Series A, 3.68%
             due 12/01/2022 (e)                                           3,460

             Dover, Ohio, Various Purpose Improvement Notes, GO:
    2,720       5% due 4/05/2007                                          2,721
    1,795       4.25% due 4/03/2008                                       1,805

    1,000    Eagle Tax-Exempt Trust, Cincinnati, Ohio, City School
             District, COP, VRDN, Series 2006-0155, Class A,
             3.72% due 12/15/2032 (d)(e)                                  1,000



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Schedule of Investments (continued)                              (In Thousands)

                                                  CMA Ohio Municipal Money Fund


     Face
   Amount    Municipal Bonds                                           Value

Ohio (continued)

 $  4,000    Eagle Tax-Exempt Trust, Cleveland, Ohio, Water
             District, VRDN, Series 98, Class 3501, 3.72%
             due 1/01/2021 (e)                                       $    4,000

    2,525    Erie County, Ohio, BAN, 4.25% due 9/27/2007                  2,533

    1,900    Euclid, Ohio, GO, BAN, 4.50% due 5/31/2007                   1,902

      560    Fairborn, Ohio, GO (Fire Station), BAN, 4.25%
             due 11/01/2007                                                 562

    2,500    Franklin County, Ohio, IDR, Refunding (Heekin Can
             Inc. Project), VRDN, 3.73% due 5/01/2007 (e)                 2,500

    2,800    Franklin County, Ohio, Revenue Bonds (Trinity Health
             Credit), VRDN, Series F, 3.67% due 12/01/2030 (d)(e)         2,800

      210    Greene County, Ohio, IDR (FC Limited/AFC Stamping),
             VRDN, AMT, 3.80% due 9/01/2016 (e)                             210

    8,000    Greene County, Ohio, Sewer System Revenue
             Refunding Bonds, FLOATS, VRDN, Series 1610, 3.69%
             due 12/01/2025 (a)(e)                                        8,000

    4,800    Hamilton County, Ohio, EDR (The Contemporary Arts
             Center), VRDN, 3.70% due 11/01/2021 (e)                      4,800

    4,750    Hamilton County, Ohio, Parking System Revenue
             Bonds, VRDN, 3.67% due 12/01/2026 (e)                        4,750

    3,200    Hamilton County, Ohio, Student Housing Revenue
             Bonds (Block 3 Community Urban Redevelopment
             Corporation Project), VRDN, 3.70% due 8/01/2036 (e)          3,200

      595    Hamilton, Ohio, Road Improvement, GO, BAN, 4.10%
             due 9/14/2007                                                  596

    1,215    Hamilton, Ohio, Waste Water System, GO, BAN, 4%
             due 9/14/2007                                                1,217

    5,855    Hancock County, Ohio, M/F Housing Revenue Bonds
             (Crystal Glen Apartments), VRDN, AMT, Series A,
             3.73% due 1/01/2031 (e)                                      5,855

    1,253    Hubbard, Ohio, Exempted Village School District, GO,
             BAN, 5% due 6/28/2007                                        1,257

    1,568    Huber Heights, Ohio, GO, Refunding, BAN (Utility
             Improvements), 4.25% due 8/16/2007                           1,572

      615    Huber Heights, Ohio, IDR (Lasermike, Inc. Project),
             VRDN, 3.80% due 12/01/2014 (e)                                 615

    2,385    Independence, Ohio, EDR, Refunding (Rockside
             Spectrum Building), VRDN, 3.73% due 12/01/2016 (e)           2,385

             Indian Lake, Ohio, Local School District, School
             Construction, GO, BAN:
    1,000       4.20% due 5/24/2007                                       1,001
      610       4.70% due 5/24/2007                                         611

    1,350    Kent, Ohio, GO, BAN, 4.25% due 10/18/2007                    1,355

    4,955    Knox County, Ohio, Hospital Facilities Revenue Bonds
             (Knox Community Hospital Project), VRDN, 3.68%
             due 12/01/2029 (e)                                           4,955

    1,500    Lake County, Ohio, Various Purpose, GO, VRDN, 5%
             due 7/23/2007 (e)                                            1,505

      670    Lancaster, Ohio, Street Improvements, GO, BAN,
             4.25% due 10/17/2007                                           672

    5,230    Lehman Municipal Trust Receipts, Madeira, Ohio, City
             School District, GO, Refunding, VRDN, Series 07-K8,
             3.70% due 12/01/2027 (d)(e)                                  5,230



     Face
   Amount    Municipal Bonds                                           Value

Ohio (continued)

 $  2,000    Lehman Municipal Trust Receipts, Ohio State HFA,
             FLOATS, VRDN, AMT, Series 2006-K25, 3.75%
             due 9/01/2031 (e)                                       $    2,000

      630    Lorain County, Ohio, Highway Improvement, GO,
             BAN, 4.25% due 3/28/2008                                       633

      915    Lucas County, Ohio, EDR (Hammill Manufacturing
             Company Project), VRDN, AMT, 3.73%
             due 5/01/2010 (e)                                              915

             Lucas County, Ohio, Hospital Revenue Bonds,
             VRDN (e):
       25       (Sunshine Children's Home Project), 3.83%
                due 12/01/2007                                               25
      945       (Sunshine Inc.-Northwest Ohio Project), 3.83%
                due 6/02/2014                                               945

    1,560    Mahoning County, Ohio, IDR (Industrial Waste Control
             Project), VRDN, AMT, 3.80% due 12/01/2032 (e)                1,560

      725    Mahoning County, Ohio, Revenue Bonds (Youngstown
             Community School Project), VRDN, 3.78%
             due 2/01/2017 (e)                                              725

             Marion, Ohio, GO, BAN:
    5,825       4.25% due 10/17/2007                                      5,844
    1,295       (Legacy Crossing), 4.50% due 5/03/2007                    1,296
      516       (Menard Capital Improvements), 4.15%
                due 10/23/2007                                              517

    6,975    Marysville, Ohio, BAN, Tax Increment Financing
             Revenue Refunding Bonds, 3.80% due 9/12/2007                 6,975

      630    Marysville, Ohio, GO, BAN, 4.25% due 3/06/2008                 633

    1,215    Mason, Ohio, IDR (O D M Properties LLC Project),
             VRDN, AMT, 3.90% due 11/01/2018 (e)                          1,215

      982    Massillon, Ohio, GO, BAN (Lincoln Center), 4.125%
             due 11/13/2007                                                 985

      750    Medina County, Ohio, IDR (Partners in Plastics
             Project), VRDN, AMT, 3.80% due 9/01/2012 (e)                   750

    1,265    Middletown, Ohio, GO (Union Road Improvements),
             VRDN, 4.25% due 11/01/2007 (e)                               1,270

      600    Montgomery County, Ohio, EDR (Benjamin & Marian
             Project), VRDN, Series A, 3.73% due 4/01/2011 (e)              600

             Montgomery County, Ohio, Health Care Facilities
             Revenue Bonds, VRDN (e):
    2,195       (Kettering Affiliated Project), 3.73%
                due 5/01/2022                                             2,195
    1,445       (South Community, Inc. Project), 3.78%
                due 9/01/2014                                             1,445

    1,270    Montgomery County, Ohio, IDR (Citywide
             Development Corporation Project), VRDN, AMT, 4%
             due 12/01/2013 (e)                                           1,270

    5,260    Montgomery County, Ohio, M/F Housing Revenue
             Refunding Bonds (Timber Creek Village Apartments),
             VRDN, AMT, 3.75% due 12/01/2027 (e)                          5,260

   13,900    Montgomery County, Ohio, Revenue Bonds (Catholic
             Health Initiatives), VRDN, Series B-2, 3.68%
             due 4/01/2037 (e)                                           13,900

    2,690    Muskingum County, Ohio, Various Purpose, GO, BAN,
             4.50% due 7/17/2007                                          2,695



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Schedule of Investments (continued)                              (In Thousands)

                                                  CMA Ohio Municipal Money Fund


     Face
   Amount    Municipal Bonds                                           Value

Ohio (continued)

 $    550    Newark, Ohio, GO, BAN (Evans Boulevard
             Construction), 4.50% due 10/10/2007                      $     552

    1,730    North Central Local School District, Ohio, BAN,
             4.50% due 6/22/2007                                          1,733

    1,575    Oakwood, Ohio, Land Acquisition, GO, BAN, 4.25%
             due 10/17/2007                                               1,580

    3,790    Ohio HFA, Mortgage Revenue Refunding Bonds,
             MERLOTS, VRDN, AMT, Series A02, 3.74%
             due 3/01/2036 (e)(f)(g)                                      3,790

    5,300    Ohio State Air Quality Development Authority, PCR
             (Ohio Edison Company), VRDN, AMT, Series C, 3.80%
             due 9/01/2018 (e)                                            5,300

             Ohio State Air Quality Development Authority,
             Revenue Refunding Bonds (Cincinnati Gas and
             Electric), VRDN (e):
    2,100       Series A, 3.85% due 9/01/2030                             2,100
    2,100       Series B, 3.90% due 9/01/2030                             2,100

             Ohio State, GO, PUTTERS, VRDN (e)(g):
    9,500       Series 306, 3.70% due 11/01/2018                          9,500
    4,565       Series 1485, 3.72% due 3/15/2014 (b)                      4,565

      800    Ohio State Higher Educational Facilities Commission,
             Higher Educational Facility Revenue Bonds (Kenyon
             College Project), VRDN, 3.70% due 11/01/2035 (e)               800

    2,215    Ohio State Higher Educational Facilities Commission
             Revenue Bonds (Mount Vernon Nazareth College
             Project), VRDN, 3.73% due 9/01/2009 (e)                      2,215

      790    Ohio State Higher Educational Facilities Commission,
             Revenue Refunding Bonds (Pooled Financing), VRDN,
             3.73% due 12/01/2016 (e)                                       790

    2,700    Ohio State IDR (University Forest Products Project),
             VRDN, AMT, 3.81% due 10/01/2020 (e)                          2,700

             Ohio State Solid Waste Revenue Bonds, VRDN,
             AMT (e):
    4,700       (BP Exploration and Oil Inc. Project), 3.70%
                due 2/01/2033                                             4,700
    1,900       (BP Exploration and Oil Inc. Project), 3.70%
                due 8/01/2034                                             1,900
    6,200       (BP Products of North America), 3.70%
                due 8/01/2034                                             6,200
    3,200       (Republic Services, Inc. Project), 3.95%
                due 11/01/2035                                            3,200

    1,000    Olmsted Falls, Ohio, GO, BAN, 3.90% due 10/18/2007           1,001

    2,050    Osnaburg, Ohio, Local School District, GO, BAN
             (School Facilities Construction), 4.75% due 7/31/2007        2,057

      920    Painesville, Ohio, GO, BAN, Series 3, 4.25%
             due 11/13/2007                                                 923

      440    Paulding Village, Ohio, GO, BAN, 4.50%
             due 9/13/2007                                                  441

    1,134    Perrysburg, Ohio, GO, BAN, 4.50% due 8/09/2007               1,136

    6,100    Port of Greater Cincinnati Development Authority,
             Ohio, Special Obligation Development Revenue Bonds
             (Springdale Public Infrastructure), VRDN, 3.80%
             due 2/01/2031 (e)                                            6,100



     Face
   Amount    Municipal Bonds                                           Value

Ohio (continued)

 $  4,845    Portage County, Ohio, IDR (Singer Steel Company
             Project), VRDN, AMT, 3.90% due 1/01/2020 (e)            $    4,845

      695    Portage County, Ohio, Industrial Revenue Bonds
             (John E. Susong Project), VRDN, Series B, 3.80%
             due 5/02/2016 (e)                                              695

             Portage County, Ohio, Industrial Revenue Refunding
             Bonds, VRDN (e):
      760       (John E. Susong Project), Series A, 3.80%
                due 5/02/2011                                               760
    1,260       (PM Properties One Ltd.), AMT, 4%
                due 11/01/2012                                            1,260

      913    Richland County, Ohio, Bridge and Road Improvement,
             GO, BAN, 4.75% due 8/07/2007                                   916

      258    Richland County, Ohio, GO, BAN, 4.25%
             due 3/25/2008                                                  259

      110    Sandusky County, Ohio, IDR (Magnesium Refining
             Technologies Inc. Project), VRDN, AMT, Series A,
             3.80% due 9/01/2007 (e)                                        110

    1,265    Seven Hills, Ohio, GO, Refunding, BAN (Street
             Improvements), 4.25% due 12/06/2007                          1,270

    2,550    Shaker Heights, Ohio, GO, Refunding, BAN, Series A,
             4.75% due 5/11/2007                                          2,553

    1,360    Sharonville, Ohio, GO, BAN, 4.50% due 8/14/2007              1,363

      625    Springdale, Ohio, GO, BAN, 4.25% due 10/11/2007                627

    5,100    Stark County, Ohio, Port Authority, EDR (Meiser
             Bartley Gratings Project), VRDN, AMT, 3.90%
             due 4/01/2015 (e)                                            5,100

      590    Strongsville, Ohio, IDR (E&E Properties/Dupli Systems
             Project), VRDN, AMT, 3.88% due 2/01/2010 (e)                   590

    1,650    Summit County, Ohio, Exempt Facility Revenue Bonds
             (KB Compost Services, Inc. Project), VRDN, AMT,
             3.80% due 12/01/2011 (e)                                     1,650

      510    Summit County, Ohio, IDR (Waldonia Investment
             Project), VRDN, AMT, 3.80% due 7/01/2018 (e)                   510

    2,400    Summit County, Ohio, Port Authority Revenue Bonds
             (Compost Services, Inc. Project), VRDN, AMT, 3.80%
             due 4/01/2021 (e)                                            2,400

    1,000    Teays Valley, Ohio, Local School District, School
             Facilities Construction Improvement Notes, 4.25%
             due 6/15/2007                                                1,001

    3,500    Toledo, Ohio, City School District, GO, PUTTERS, VRDN,
             Series 655, 3.72% due 12/01/2011 (c)(e)(g)                   3,500

    3,875    Trotwood, Ohio, GO, Real Estate Acquisition Notes,
             Series A, 4.50% due 9/27/2007                                3,891

    1,900    Trumbull County, Ohio, GO, BAN (County Building
             Improvements), 4.55% due 4/04/2007                           1,900

    3,500    Trumbull County, Ohio, IDR (Ellwood Engineered
             Casting Company), Refunding, VRDN, AMT, 3.80%
             due 4/01/2013 (e)                                            3,500

    2,000    Trumbull County, Ohio, IDR (McDonald Steel
             Corporation), VRDN, AMT, 3.80% due 4/01/2017 (e)             2,000



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Schedule of Investments (concluded)                              (In Thousands)

                                                  CMA Ohio Municipal Money Fund


     Face
   Amount    Municipal Bonds                                           Value

Ohio (continued)

 $  4,800    University of Cincinnati, Ohio, General Receipts
             Revenue Refunding Bonds, VRDN, Series B, 3.68%
             due 6/01/2020 (b)(e)                                    $    4,800

    1,800    University of Toledo, Ohio, General Receipts Revenue
             Refunding Bonds, VRDN, 3.70% due 6/01/2032 (c)(e)            1,800

      625    Valley View, Ohio, IDR (Porter Development Project),
             VRDN, AMT, 3.88% due 5/01/2016 (e)                             625

      670    Valley View, Ohio, IDR, Refunding and Improvement
             Bonds (Sweet Valley Dillon), VRDN, 3.80%
             due 4/01/2011 (e)                                              670

    2,955    Van Wert County, Ohio, GO, BAN (Capital Facilities),
             4.25% due 12/13/2007                                         2,968

    1,000    Vermilion, Ohio, GO, BAN, 4.50%
             due 7/26/2007                                                1,002

      500    Wapakoneta, Ohio, BAN, 4%
             due 11/14/2007                                                 501



     Face
   Amount    Municipal Bonds                                           Value

Ohio (concluded)

 $  1,085    Warren County, Ohio, IDR (PAC Manufacturing LLC
             Project), VRDN, AMT, 3.80% due 12/01/2025 (e)           $    1,085

    3,400    West Chester Township, Ohio, Tax Increment Financing
             Revenue Bonds (West Chester Streets Project), VRDN,
             3.77% due 12/01/2021 (e)                                     3,400

      655    Willoughby, Ohio, IDR (Malish Brush and Specialty),
             VRDN, AMT, 4.15% due 6/01/2009 (e)                             655

             Wood County, Ohio, IDR, VRDN, AMT (e):
      185       (Centaur Tool and Die Inc. Project), 3.88%
                due 8/01/2010                                               185
    1,405       (Jerl Machine Project), 3.78% due 9/01/2016               1,405

      385    Wooster, Ohio, IDR (Litco International, Inc. Project),
             VRDN, AMT, 3.88% due 5/01/2010 (e)                             385

Total Investments (Cost--$376,950*)--99.6%                              376,950
Other Assets Less Liabilities--0.4%                                       1,511
                                                                     ----------
Net Assets--100.0%                                                   $  378,461
                                                                     ==========


*   Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) MBIA Insured.

(c) FGIC Insured.

(d) FSA Insured.

(e) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(f) GNMA Collateralized.

(g) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

    See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Schedule of Investments as of March 31, 2007                     (In Thousands)

                                          CMA Pennsylvania Municipal Money Fund


     Face
   Amount    Municipal Bonds                                           Value

Pennsylvania--99.2%

 $ 10,230    ABN AMRO MuniTops Certificates Trust, Pennsylvania,
             GO, Refunding, VRDN, Series 2006-48, 3.70%
             due 5/15/2014 (d)(e)                                    $   10,230

    3,760    ABN AMRO MuniTops Certificates Trust,
             Pennsylvania, GO, VRDN, Series 2001-18, 3.70%
             due 10/01/2009 (c)(d)                                        3,760

    4,000    ABN AMRO MuniTops Certificates Trust, Pennsylvania
             Turnpike Commission Revenue Bonds, VRDN,
             Series 2004-9, 3.70% due 12/01/2012 (a)(d)                   4,000

    4,600    ABN AMRO MuniTops Certificates Trust, Philadelphia,
             Pennsylvania, Water and Wastewater Revenue Bonds,
             VRDN, Series 2005-15, 3.66% due 7/01/2013 (d)(e)             4,600

    4,500    ABN AMRO MuniTops Certificates Trust, Upper
             Saint Clair Township School District, Pennsylvania,
             GO, Refunding, VRDN, Series 2002-5, 3.65%
             due 7/15/2010 (d)(e)(g)                                      4,500

    1,000    Allegheny County, Pennsylvania, Airport Authority,
             Airport Revenue Refunding Bonds, PUTTERS, VRDN,
             AMT, Series 1594, 3.75% due 1/01/2018 (b)(c)(d)(i)           1,000

             Allegheny County, Pennsylvania, Hospital Development
             Authority Revenue Bonds, PUTTERS, VRDN (d)(i):
    3,955       Series 1281, 3.70% due 1/15/2011 (c)                      3,955
    9,209       (University of Pittsburgh Medical Center),
                Series B-1, 3.78% due 12/01/2016                          9,209

    3,660    Allegheny County, Pennsylvania, Hospital
             Development Authority, Revenue Refunding Bonds
             (Jefferson Regional Medical Center Project), VRDN,
             Series A, 3.78% due 5/01/2007 (d)                            3,660

    9,280    Allegheny County, Pennsylvania, IDA, Health and
             Housing Facilities, Senior Revenue Refunding Bonds
             (Longwood at Oakmont, Inc.), VRDN, Series B, 3.68%
             due 7/01/2027 (d)(f)                                         9,280

    8,300    Bank of America MACON Trust, Pennsylvania
             Economic Development Financing Authority, Solid
             Waste Disposal Revenue Bonds, VRDN, AMT, Series V,
             3.75% due 11/01/2028 (d)                                     8,300

    6,400    Berks County, Pennsylvania, IDA, IDR (Zenith
             Properties LP Project), VRDN, AMT, 3.76%
             due 6/01/2031 (d)                                            6,400

    3,450    Bethlehem, Pennsylvania, Area School District, GO,
             VRDN, 3.68% due 1/01/2032 (d)(e)                             3,450

    2,600    Bradford County, Pennsylvania, IDA Revenue Bonds
             (State Aggregates Inc. Project), VRDN, AMT, 3.81%
             due 2/01/2015 (d)                                            2,600

             Bucks County, Pennsylvania, IDA Revenue Bonds,
             VRDN, AMT (d):
    2,670       (Bracalentes Manufacturing Company Inc.
                Project), 3.81% due 6/01/2016                             2,670
    4,500       (Harsco Corporation Project), 3.81%
                due 8/01/2011                                             4,500
    3,260       (L&P Properties LP Project), Series A, 3.91%
                due 6/01/2014                                             3,260
      395       (Specialty Ring Products, Inc.), 3.81%
                due 10/01/2009                                              395



     Face
   Amount    Municipal Bonds                                           Value

Pennsylvania (continued)

 $  4,300    Butler County, Pennsylvania, IDA Revenue Bonds
             (Concordia Lutheran Ministers), VRDN, Series C,
             3.67% due 10/01/2030 (d)(f)                             $    4,300

    1,425    Carbondale, Pennsylvania, IDA, IDR (JM Wells
             Company LP Project), VRDN, AMT, 3.80%
             due 9/01/2015 (d)                                            1,425

             Chester County, Pennsylvania, IDA Revenue Bonds,
             VRDN, AMT (d):
    2,240       (The Hankin Group), Series A, 3.81%
                due 12/01/2020                                            2,240
    2,440       (West Vincent Association), Series B, 3.81%
                due 12/01/2020                                            2,440

    3,495    Chester County, Pennsylvania, School Authority,
             School Lease Revenue Bonds, PUTTERS, VRDN,
             Series 1123, 3.72% due 10/01/2013 (a)(d)(i)                  3,495

    3,600    Coatsville, Pennsylvania, School District, GO, VRDN,
             5.75% due 4/01/2007 (d)(e)(h)                                3,600

      985    Crawford County, Pennsylvania, IDA (Heatrix
             Inc. Project), VRDN, AMT, Series A, 3.83%
             due 11/01/2017 (d)                                             985

             Cumberland County, Pennsylvania, Municipal
             Authority, Revenue Refunding Bonds, VRDN (d):
   10,000       (Asbury Obligated Group), 3.67% due 1/01/2041            10,000
    2,500       (Presbyterian Homes Project), Series B, 3.65%
                due 12/01/2007 (f)                                        2,500

    2,800    Delaware County, Pennsylvania, Authority Revenue
             Refuning Bonds (Riddle Village Project), VRDN,
             3.65% due 6/01/2037 (d)                                      2,800

    4,500    Delaware County, Pennsylvania, IDA, PCR,
             Refunding (BP Exploration and Oil), VRDN, 3.71%
             due 10/01/2019 (d)                                           4,500

    1,000    Delaware County, Pennsylvania, IDA, Revenue
             Bonds (Melmark, Inc. Project), VRDN, 3.70%
             due 3/01/2026 (d)                                            1,000

    5,000    Eagle Tax-Exempt Trust, Delaware Valley Regional
             Finance Authority, Pennsylvania, Local Government
             Revenue Bonds, VRDN, Series 2004-0026, Class A,
             3.72% due 8/01/2028 (a)(d)                                   5,000

    3,000    Elizabethtown, Pennsylvania, IDA, Revenue Refunding
             Bonds (Pennsylvania College), VRDN, 3.75%
             due 6/15/2029 (d)                                            3,000

   15,000    Erie, Pennsylvania, City School District, GO, TRAN,
             4.50% due 6/29/2007                                         15,019

    1,325    Greene County, Pennsylvania, IDA Revenue Bonds
             (Manufacturing Facilities-Kyowa America), VRDN,
             AMT, Series D, 3.83% due 7/01/2014 (d)                       1,325

    5,315    Grove City, Pennsylvania, Area Hospital Authority,
             Health Care Facility Revenue Bonds (John XXIII Home
             Project), VRDN, 3.73% due 2/01/2030 (d)                      5,315

    2,420    Hampden, Pennsylvania, IDA Revenue Refunding
             Bonds (Pennsylvania Pipe Inc.), VRDN, AMT, 3.81%
             due 12/01/2014 (d)                                           2,420



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Schedule of Investments (continued)                              (In Thousands)

                                          CMA Pennsylvania Municipal Money Fund


     Face
   Amount    Municipal Bonds                                           Value

Pennsylvania (continued)

 $  7,650    Harrisburg, Pennsylvania, Authority, School Revenue
             Refunding Bonds (The School District of Harrisburg
             Project), VRDN, 3.65% due 12/01/2027 (a)(d)             $    7,650

    4,660    Indiana County, Pennsylvania, IDA, PCR, Refunding
             (Conemaugh Project), VRDN, AMT, Series A, 3.73%
             due 6/01/2027 (d)                                            4,660

    3,605    Jackson Township, Pennsylvania, IDA Revenue Bonds
             (V&S Lebanon Galvanizing Project), VRDN, AMT, 4%
             due 4/01/2021 (d)                                            3,605

    6,390    Lackawanna County, Pennsylvania, GO, MSTR, VRDN,
             Series SGB-38, 3.69% due 9/15/2020 (d)(i)                    6,390

    1,400    Lackawanna County, Pennsylvania, IDA, IDR
             (Herff Jones Inc. Project), VRDN, AMT, 3.78%
             due 6/01/2026 (d)                                            1,400

    9,130    Lancaster County, Pennsylvania, Hospital Authority,
             Health Center Revenue Refunding Bonds (Brethren
             Village), VRDN, 3.70% due 6/15/2020 (d)                      9,130

      800    Lancaster, Pennsylvania, IDA, IDR (Buck Company
             Project), VRDN, AMT, 3.76% due 2/01/2010 (d)                   800

    3,000    Lancaster, Pennsylvania, IDA, Revenue Bonds
             (Student Lodging, Inc. Project), VRDN, 3.75%
             due 12/01/2026 (d)                                           3,000

    5,000    Lancaster, Pennsylvania, Municipal Authority, Revenue
             Refunding Bonds (Garden Spot Village Project), VRDN,
             Series C, 3.70% due 5/01/2036 (d)                            5,000

   13,235    Langhorne Manor Boro, Pennsylvania, Higher
             Education and Health Authority, Retirement Revenue
             Refunding Bonds (Wesley Enhanced Living), VRDN,
             Series A, 3.68% due 10/01/2032 (d)(f)                       13,235

    2,500    Lehman Municipal Trust Receipts, Pennsylvania HFA,
             FLOATS, VRDN, AMT, Series 2006-K57, 3.78%
             due 10/01/2037 (d)                                           2,500

    1,765    Ligonier Valley, Pennsylvania, School District, GO,
             TAN, 4.50% due 6/29/2007                                     1,767

    2,290    Luzerne County, Pennsylvania, IDA Revenue Bonds
             (Nardone Brothers Baking Project), VRDN, AMT,
             3.76% due 3/01/2019 (d)                                      2,290

    4,220    Montgomery County, Pennsylvania, IDA, Retirement
             Community Revenue Bonds (ACTS Retirement-
             Life Communities, Inc.), VRDN, 3.68%
             due 11/15/2029 (d)(f)                                        4,220

             Montgomery County, Pennsylvania, IDA, Revenue
             Bonds, VRDN (d):
    1,315       (Big Little Association Project), Series A, 3.81%
                due 2/01/2019                                             1,315
    2,700       (Edmund Optical Manufacturing LLC Project),
                AMT, 3.81% due 4/01/2016                                  2,700
      985       (Girl Scouts of Southeastern Pennsylvania),
                3.76% due 2/01/2025                                         985
      665       (Independent Support System Project), 3.76%
                due 3/01/2016                                               665
    1,975       (Valley Forge Baptist), 3.76% due 9/01/2023               1,975



     Face
   Amount    Municipal Bonds                                           Value

Pennsylvania (continued)

 $  4,425    Mount Lebanon, Pennsylvania, School District,
             GO, MERLOTS, VRDN, Series B19, 3.69%
             due 2/15/2027 (b)(d)(i)                                 $    4,425

    6,000    Municipal Securities Trust Certificates, Pennsylvania,
             Revenue Refunding Bonds, VRDN, Series 2001-121,
             Class A, 3.70% due 12/22/2009 (c)(d)                         6,000

             Northampton County, Pennsylvania, IDA Revenue
             Bonds, VRDN, AMT (d):
    2,985       (DG Properties Inc. Project), 3.81%
                due 7/01/2021                                             2,985
    1,890       (Nicos Polymers & Grinding), 3.81%
                due 2/01/2020                                             1,890
    1,505       (Reale Association Project), 3.76% due 4/01/2012          1,505

   15,000    Pennsylvania Economic Development Financing
             Authority, Exempt Facilities Revenue Bonds
             (Merck & Co. Inc. Project), VRDN, AMT, 3.72%
             due 7/01/2031 (d)                                           15,000

    2,500    Pennsylvania Economic Development Financing
             Authority, Resource Recovery Revenue Refunding
             Bonds, ROCS, VRDN, AMT, Series II-R-394, 3.73%
             due 12/01/2018 (a)(d)(i)                                     2,500

             Pennsylvania Economic Development Financing
             Authority Revenue Bonds, VRDN (d):
    1,000       (Conestoga Wood Specialists), Series C-1, 3.81%
                due 3/01/2015                                             1,000
    2,800       (Delancey Traditions Project), AMT, 3.67%
                due 12/01/2036                                            2,800
    2,285       (Waste Gas Fabricating Company Project), AMT,
                Series C-3, 3.81% due 4/01/2020                           2,285
    3,000       (Westrum Harleysville II Project), AMT, 3.67%
                due 1/01/2035                                             3,000

             Pennsylvania Economic Development Financing
             Authority, Wastewater Treatment Revenue Refunding
             Bonds (Sunoco Inc. - R & M Project), VRDN, AMT (d):
    1,900       Series A, 3.875% due 10/01/2034                           1,900
    2,300       Series B, 3.86% due 10/01/2034                            2,300

    1,480    Pennsylvania Energy Development Authority Revenue
             Bonds (B&W Ebensburg Project), VRDN, AMT, 3.70%
             due 12/01/2011 (d)                                           1,480

             Pennsylvania State, GO, FLOATS, VRDN (d):
    4,986       Series 696, 3.69% due 5/01/2018 (e)                       4,986
    6,805       Series 1624, 3.69% due 3/01/2027                          6,805

             Pennsylvania HFA, S/F Mortgage Revenue Bonds,
             VRDN, AMT (d):
    5,250       MERLOTS, Series B15, 3.74% due 10/01/2026 (i)             5,250
    4,300       PUTTERS, Series 1592, 3.75% due 10/01/2014 (i)            4,300
    9,100       Series 83C, 3.67% due 10/01/2035                          9,100
    8,000       Series 86B, 3.70% due 4/01/2035                           8,000
   10,000       Series 89, 3.70% due 10/01/2035                          10,000
   24,750       Series 90C, 3.69% due 4/01/2036                          24,750
    5,000       Series 95-C, 3.67% due 4/01/2026                          5,000

   12,900    Pennsylvania HFA, S/F Mortgage Revenue
             Refunding Bonds, VRDN, AMT, Series 91-B, 3.70%
             due 10/01/2036 (d)                                          12,900



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Schedule of Investments (continued)                              (In Thousands)

                                          CMA Pennsylvania Municipal Money Fund


     Face
   Amount    Municipal Bonds                                           Value

Pennsylvania (continued)

 $  6,000    Pennsylvania State Higher Education Assistance
             Agency, Student Loan Revenue Refunding Bonds,
             VRDN, AMT, Series B, 3.71% due 1/01/2017 (d)(e)         $    6,000

             Pennsylvania State Higher Educational Facilities
             Authority Revenue Bonds, VRDN (d):
    2,580       FLOATS, Series 1547, 3.69% due 9/01/2039 (a)              2,580
    1,415       PUTTERS, Series 1378, 3.72% due 6/15/2014 (f)(i)          1,415
    4,100       (Saint Joseph's University), Series C4, 3.62%
                due 11/01/2028                                            4,100

             Pennsylvania State Higher Educational Facilities
             Authority, Revenue Refunding Bonds, VRDN (d):
    1,700       (Association of Independent Colleges and
                Universities of Pennsylvania Financing Program),
                Series I1, 3.63% due 11/01/2007                           1,700
    4,167       FLOATS, Series 1412, 3.69% due 4/01/2028 (b)              4,168

    1,500    Pennsylvania State Turnpike Commission, Turnpike
             Revenue Refunding Bonds, VRDN, Series B, 3.65%
             due 12/01/2012 (d)                                           1,500

    1,800    Philadelphia, Pennsylvania, Airport Revenue Bonds,
             VRDN, AMT, Series B, 3.70% due 6/15/2020 (b)(d)              1,800

    5,900    Philadelphia, Pennsylvania, Airport Revenue
             Refunding Bonds, VRDN, AMT, Series C, 3.75%
             due 6/15/2025 (b)(d)                                         5,900

             Philadelphia, Pennsylvania, Authority for IDR,
             VRDN (d):
    4,105       (Comhar, Inc. Project), 3.71% due 9/01/2023               4,105
    6,065       (Gift of Life Donor Program Project), 3.68%
                due 12/01/2034                                            6,065
    2,000       (Girard Estate Facilities Leasing), 3.70%
                due 11/01/2031                                            2,000
    2,105       (Greater Philadelphia Health Care), Revenue
                Refunding Bonds, 3.68% due 1/01/2024                      2,105
    1,240       (Henry H. Ottens Manufacturing Project), 3.81%
                due 10/01/2013                                            1,240
    1,070       (Interim House West Project), 3.76%
                due 9/01/2026                                             1,070
      780       (Lannett Company, Inc. Project), 3.81%
                due 5/01/2014                                               780

      865    Philadelphia, Pennsylvania, GO, TRAN, 4.50%
             due 6/29/2007                                                  867

   15,000    Philadelphia, Pennsylvania, Gas Works, CP, 3.63%
             due 5/07/2007                                               15,000

             Philadelphia, Pennsylvania, Hospitals and Higher
             Education Facilities Authority, Hospital Revenue
             Refunding Bonds (Children's Hospital Project),
             VRDN (d):
    1,700       Series A, 3.70% due 7/01/2022                             1,700
    2,000       Series B, 3.70% due 7/01/2025                             2,000



     Face
   Amount    Municipal Bonds                                           Value

Pennsylvania (continued)

 $  3,600    RBC Municipal Products, Inc., Pennsylvania
             State Public School Building Authority Revenue
             Bonds, FLOATS, VRDN, Series I-16, 3.69%
             due 12/01/2014 (d)(e)                                   $    3,600

    1,535    RBC Municipal Products, Inc., Pocono Mountain
             School District, Pennsylvania, GO, Refunding, FLOATS,
             VRDN, Series I-22, 3.70% due 3/01/2015 (d)(e)                1,535

    1,415    Schuylkill County, Pennsylvania, IDA, Revenue Bonds
             (K.P. Tamaqua, LP Project), VRDN, AMT, 3.71%
             due 1/01/2032 (d)                                            1,415

    1,920    Scranton-Lackawanna, Pennsylvania, Health and
             Welfare Authority, Revenue Refunding
             Bonds, MERLOTS, VRDN, Series A-18, 3.69%
             due 3/01/2015 (a)(d)(i)                                      1,920

    2,390    Somerset County, Pennsylvania, IDA Revenue Bonds
             (Somerset Welding and Steel), VRDN, AMT, 3.78%
             due 3/02/2015 (d)                                            2,390

    2,300    Southcentral General Authority, Pennsylvania,
             Revenue Bonds, ROCS, VRDN, Series II-R-604, 3.72%
             due 12/01/2030 (d)(f)(i)                                     2,300

    3,100    Susquehanna County, Pennsylvania, IDA Revenue
             Bonds (Stabler Companies Inc. Project), VRDN, AMT,
             3.76% due 12/01/2016 (d)                                     3,100

    7,250    Temple University of the Commonwealth System of
             Higher Education, Pennsylvania, University Funding
             Obligations, Revenue Refunding Bonds, 5%
             due 4/26/2007                                                7,257

    2,500    UBS Municipal CRVS Trust, Philadelphia, Pennsylvania,
             Authority for IDR, FLOATS, VRDN, Series 06-1014,
             3.68% due 6/01/2026 (c)(d)                                   2,500

    4,000    Union County, Pennsylvania, Hospital Authority,
             Hospital Revenue Refunding Bonds (Evangelical
             Community Hospital), VRDN, 3.70%
             due 2/01/2008 (d)(f)                                         4,000

    3,000    University of Pittsburgh, Pennsylvania, The
             Commonwealth System of Higher Education
             (Pittsburgh Asset Notes-Panthers), 4.50%
             due 8/24/2007                                                3,009

    2,185    Upper Merion, Pennsylvania, General Authority
             Lease, Revenue Refunding Bonds, VRDN, 3.68%
             due 9/01/2016 (d)                                            2,185

    4,100    Upper Merion, Pennsylvania, Municipal Utility
             Authority, Revenue Refunding Bonds, VRDN, 3.68%
             due 9/01/2016 (d)                                            4,100

   26,124    Venango, Pennsylvania, IDA, CP, 3.70% due 5/03/2007         26,124

    2,000    Washington County, Pennsylvania, IDA, IDR
             (Pennatronics Corporation Project), VRDN, AMT,
             3.78% due 11/01/2020 (d)                                     2,000



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Schedule of Investments (concluded)                              (In Thousands)

                                          CMA Pennsylvania Municipal Money Fund


     Face
   Amount    Municipal Bonds                                           Value

Pennsylvania (continued)

 $  1,925    Wyoming, Pennsylvania, IDA, Revenue Bonds (Deer
             Park Lumber, Inc. Project), VRDN, AMT, Series A,
             3.73% due 3/01/2023 (d)                                 $    1,925

    3,500    York County, Pennsylvania, GO, TRAN, 4%
             due 6/30/2007                                                3,503



     Face
   Amount    Municipal Bonds                                           Value

Pennsylvania (concluded)

 $  2,100    York County, Pennsylvania, IDA Revenue Bonds
             (495 Leasing Project), VRDN, AMT, 3.81%
             due 6/01/2021 (d)                                       $    2,100

Total Investments (Cost--$511,639*)--99.2%                              511,639
Other Assets Less Liabilities--0.8%                                       4,110
                                                                     ----------
Net Assets--100.0%                                                   $  515,749
                                                                     ==========


*   Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) MBIA Insured.

(c) FGIC Insured.

(d) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(e) FSA Insured.

(f) Radian Insured.

(g) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(h) Prerefunded.

(i) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

    See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007


Statements of Assets and Liabilities

                                                          CMA            CMA            CMA             CMA            CMA
As of March 31, 2007                                    Arizona       California    Connecticut       Florida     Massachusetts
Assets

Investments in unaffiliated securities,
at value*                                          $  182,586,755  $3,353,085,887  $  526,537,491  $  311,325,980  $  407,549,913
Cash                                                        8,591          78,343         117,484          24,874         232,104
Interest receivable                                       977,974      23,962,646       4,389,146       2,053,926       2,649,633
Receivable for securities sold                                 --              --      13,368,887              --              --
Prepaid expenses and other assets                           4,862          32,520          13,882          10,908           7,192
                                                   --------------  --------------  --------------  --------------  --------------
Total assets                                          183,578,182   3,377,159,396     544,426,890     313,415,688     410,438,842
                                                   --------------  --------------  --------------  --------------  --------------

Liabilities

Payable to investment adviser                              73,099       1,090,052         225,642         173,455         170,227
Payable to distributor                                     25,768         470,967          81,232          43,039          60,178
Payable for securities purchased                               --       1,065,108              --       5,051,750       6,256,979
Payable for other affiliates                                1,638          24,258           4,854           3,444           3,624
Payable for beneficial interest redeemed                      174          26,722             776             882             785
Accrued expenses and other liabilities                     35,848         263,259          64,133          54,342          56,389
                                                   --------------  --------------  --------------  --------------  --------------
Total liabilities                                         136,527       2,940,366         376,637       5,326,912       6,548,182
                                                   --------------  --------------  --------------  --------------  --------------

Net Assets

Net assets                                         $  183,441,655  $3,374,219,030  $  544,050,253  $  308,088,776  $  403,890,660
                                                   ==============  ==============  ==============  ==============  ==============
Net Assets Consist of

Undistributed investment income--net               $           45  $           --  $           --  $      207,760   $          --
Undistributed (accumulated) realized
capital gains (losses)--net                              (49,348)           4,272        (64,329)        (11,010)          27,388
                                                   --------------  --------------  --------------  --------------  --------------
Total accumulated earnings (losses)--net                 (49,303)           4,272        (64,329)         196,750          27,388
                                                   --------------  --------------  --------------  --------------  --------------
Shares of beneficial interest, $.10 par
value, unlimited number of shares authorized           18,351,740     337,458,997      54,418,892      30,809,979      40,386,337
Paid-in capital in excess of par                      165,139,218   3,036,755,761     489,695,690     277,082,047     363,476,935
                                                   --------------  --------------  --------------  --------------  --------------
Net Assets--Equivalent to $1.00 per share based
on shares of beneficial interest outstanding++     $  183,441,655  $3,374,219,030  $  544,050,253  $  308,088,776  $  403,890,660
                                                   ==============  ==============  ==============  ==============  ==============

   ++ Shares of beneficial interest outstanding       183,517,400   3,374,589,973     544,188,916     308,099,786     403,863,370
                                                   ==============  ==============  ==============  ==============  ==============

    * Identified cost                              $  182,586,755  $3,353,085,887  $  526,537,491  $  311,325,980  $  407,549,913
                                                   ==============  ==============  ==============  ==============  ==============

      See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007


Statements of Assets and Liabilities (concluded)

                                           CMA            CMA             CMA            CMA             CMA           CMA
As of March 31, 2007                     Michigan      New Jersey       New York    North Carolina       Ohio      Pennsylvania
Assets

Investments in unaffiliated
securities, at value*              $  260,538,382  $1,332,911,777  $2,813,639,600  $  198,162,348  $  376,949,826  $  511,638,769
Cash                                       96,420         103,620         261,478         315,194          24,888          36,878
Interest receivable                     1,983,767       9,884,903      23,418,907       1,045,027       3,466,249       4,427,540
Receivable for securities sold                 --              --              --              --          75,000              --
Prepaid expenses and other assets          10,404           8,484          21,921           8,963          10,112          10,552
                                   --------------  --------------  --------------  --------------  --------------  --------------
Total assets                          262,628,973   1,342,908,784   2,837,341,906     199,531,532     380,526,075     516,113,739
                                   --------------  --------------  --------------  --------------  --------------  --------------

Liabilities

Payable to investment adviser             114,107         494,129         963,208          83,614         151,572         215,536
Payable to distributor                     39,570         198,561         420,586          29,603          53,323          75,077
Payable for securities purchased               --              --              --              --       1,804,460              --
Payable for other affiliates                2,442          10,908          24,048           1,938           3,042           4,422
Payable for beneficial interest
redeemed                                    1,817           3,007           6,380             259             953           1,327
Accrued expenses and other
liabilities                                44,929         120,521         223,173          38,384          51,947          68,059
                                   --------------  --------------  --------------  --------------  --------------  --------------
Total liabilities                         202,865         827,126       1,637,395         153,798       2,065,297         364,421
                                   --------------  --------------  --------------  --------------  --------------  --------------

Net Assets

Net assets                         $  262,426,108  $1,342,081,658  $2,835,704,511  $  199,377,734  $  378,460,778  $  515,749,318
                                   ==============  ==============  ==============  ==============  ==============  ==============
Net Assets Consist of

Undistributed investment
income--net                        $           --  $           --  $           --  $           --  $           --  $           --
Undistributed (accumulated)
realized capital gains
(losses)--net                            (88,516)       (100,026)          23,705           (866)           6,304       (144,153)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Total accumulated earnings
(losses)--net                            (88,516)       (100,026)          23,705           (866)           6,304       (144,153)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Shares of beneficial interest,
$.10 par value, unlimited number
of shares authorized                   26,258,162     134,218,201     283,608,904      19,939,397      37,845,447      51,593,986
Paid-in capital in excess of par      236,256,462   1,207,963,483   2,552,071,902     179,439,203     340,609,027     464,299,485
                                   --------------  --------------  --------------  --------------  --------------  --------------
Net Assets--Equivalent to $1.00
per share based on shares of
beneficial interest outstanding++  $  262,426,108  $1,342,081,658  $2,835,704,511  $  199,377,734  $  378,460,778  $  515,749,318
                                   ==============  ==============  ==============  ==============  ==============  ==============

   ++ Shares of beneficial
      interest outstanding            262,581,616   1,342,182,012   2,836,089,041     199,393,965     378,454,474     515,939,865
                                   ==============  ==============  ==============  ==============  ==============  ==============

    * Identified cost              $  260,538,382  $1,332,911,777  $2,813,639,600  $  198,162,348  $  376,949,826  $  511,638,769
                                   ==============  ==============  ==============  ==============  ==============  ==============

      See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007


Statements of Operations

                                                          CMA            CMA            CMA             CMA            CMA
For the Year Ended March 31, 2007                       Arizona       California    Connecticut       Florida     Massachusetts
Investment Income

Interest and amortization of premium and
discount earned                                    $    6,150,983  $   95,809,774  $   18,167,213  $   12,964,915  $   13,847,826
                                                   --------------  --------------  --------------  --------------  --------------

Expenses

Investment advisory fees                                  848,890      11,054,684       2,559,380       1,808,776       1,942,227
Distribution fees                                         209,597       3,324,477         638,852         408,494         480,920
Accounting services                                        57,888         378,093         113,130          96,289          94,067
Transfer agent fees                                        18,698         245,330          55,284          45,431          56,836
Professional fees                                          46,332          64,334          51,012          59,453          51,792
Registration fees                                          28,895          74,221          24,745          22,250          22,274
Custodian fees                                              9,754          71,125          17,666          16,339          13,643
Printing and shareholder reports                            3,229          45,132           8,614          15,471           6,864
Pricing fees                                                7,886          24,165           9,744          10,260          12,050
Trustees' fees and expenses                                 2,670          25,556           5,689           5,136           4,401
Offering costs                                                 --              --              --          77,192              --
Other                                                      11,758          42,210          15,134          17,571          12,057
                                                   --------------  --------------  --------------  --------------  --------------
Total expenses before waiver                            1,245,597      15,349,327       3,499,250       2,582,662       2,697,131
Waiver of expenses                                             --              --              --        (34,243)              --
                                                   --------------  --------------  --------------  --------------  --------------
Total expenses after waiver                             1,245,597      15,349,327       3,499,250       2,548,419       2,697,131
                                                   --------------  --------------  --------------  --------------  --------------
Investment income--net                                  4,905,386      80,460,447      14,667,963      10,416,496      11,150,695
                                                   --------------  --------------  --------------  --------------  --------------

Realized Gain (Loss)--Net

Realized gain (loss) on investments--net                  (2,458)         509,436         (2,251)        (11,010)          38,200
                                                   --------------  --------------  --------------  --------------  --------------
Net Increase in Net Assets Resulting
from Operations                                    $    4,902,928  $   80,969,883  $   14,665,712  $   10,405,486  $   11,188,895
                                                   ==============  ==============  ==============  ==============  ==============

See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007


Statements of Operations (concluded)

                                           CMA            CMA             CMA            CMA             CMA           CMA
For the Year Ended March 31, 2007        Michigan      New Jersey       New York    North Carolina       Ohio      Pennsylvania
Investment Income

Interest and amortization of
premium and discount earned        $   10,255,092  $   41,534,778  $   91,734,347  $    7,315,818  $   12,113,810  $   17,482,441
                                   --------------  --------------  --------------  --------------  --------------  --------------

Expenses

Investment advisory fees                1,409,171       5,278,419      10,530,506       1,012,904       1,689,997       2,410,339
Distribution fees                         338,293       1,445,019       3,184,564         251,331         420,482         589,638
Accounting services                        74,917         207,887         337,586          63,890          83,507         105,633
Transfer agent fees                        41,925         154,130         362,617          31,523          60,154          80,104
Professional fees                          49,507          53,015          62,653          60,919          45,066          53,779
Registration fees                          26,363          28,964          53,976          18,209          23,494          32,139
Custodian fees                             14,460          35,789          67,986          10,796          13,789          19,935
Printing and shareholder reports            5,139          19,417          45,079           3,742           5,988           8,395
Pricing fees                               14,434          14,243          32,028           9,370          18,196          15,671
Trustees' fees and expenses                 3,670          11,316          23,852           2,958           4,126           5,583
Offering costs                                 --              --              --              --              --              --
Other                                      11,212          22,778          44,112           9,613          12,088          14,699
                                   --------------  --------------  --------------  --------------  --------------  --------------
Total expenses before waiver            1,989,091       7,270,977      14,744,959       1,475,255       2,376,887       3,335,915
Waiver of expenses                             --              --              --              --              --              --
                                   --------------  --------------  --------------  --------------  --------------  --------------
Total expenses after waiver             1,989,091       7,270,977      14,744,959       1,475,255       2,376,887       3,335,915
                                   --------------  --------------  --------------  --------------  --------------  --------------
Investment income--net                  8,266,001      34,263,801      76,989,388       5,840,563       9,736,923      14,146,526
                                   --------------  --------------  --------------  --------------  --------------  --------------

Realized Gain (Loss)--Net

Realized gain (loss) on
investments--net                            1,301          62,225         489,786           1,094           6,604         (5,251)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Net Increase in Net Assets
Resulting from Operations          $    8,267,302  $   34,326,026  $   77,479,174  $    5,841,657  $    9,743,527  $   14,141,275
                                   ==============  ==============  ==============  ==============  ==============  ==============

See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007


Statements of Changes in Net Assets

                                                                     CMA Arizona                         CMA California

                                                                  For the Year Ended                   For the Year Ended
                                                                      March 31,                            March 31,
Increase (Decrease) in Net Assets:                             2007               2006               2007              2006
Operations

Investment income--net                                   $      4,905,386  $      3,763,349   $     80,460,447   $     50,906,209
Realized gain (loss)--net                                         (2,458)           (7,246)            509,436          (320,926)
                                                         ----------------------------------   -----------------------------------
Net increase in net assets resulting from operations            4,902,928         3,756,103         80,969,883         50,585,283
                                                         ----------------------------------   -----------------------------------

Dividends & Distributions to Shareholders

Investment income--net                                        (4,905,386)       (3,763,349)       (80,460,447)       (50,906,209)
Realized gain--net                                                     --                --           (81,007)                 --
                                                         ----------------------------------   -----------------------------------
Net decrease in net assets resulting from dividends
and distributions to shareholders                             (4,905,386)       (3,763,349)       (80,541,454)       (50,906,209)
                                                         ----------------------------------   -----------------------------------

Beneficial Interest Transactions

Net proceeds from sale of shares                              848,303,918       836,975,424     16,693,016,838     12,874,780,845
Value of shares issued to shareholders in reinvestment
of dividends and distributions                                  4,905,306         3,763,417         80,541,269         50,907,246
                                                         ----------------------------------   -----------------------------------
                                                              853,209,224       840,738,841     16,773,558,107     12,925,688,091
Cost of shares redeemed                                     (839,411,645)     (840,067,781)   (16,093,226,205)   (12,627,334,313)
                                                         ----------------------------------   -----------------------------------
Net increase (decrease) in net assets derived from
beneficial interest transactions                               13,797,579           671,060        680,331,902        298,353,778
                                                         ----------------------------------   -----------------------------------

Net Assets

Total increase (decrease) in net assets                        13,795,121           663,814        680,760,331        298,032,852
Beginning of period                                           169,646,534       168,982,720      2,693,458,699      2,395,425,847
                                                         ----------------------------------   -----------------------------------
End of period*                                           $    183,441,655  $    169,646,534   $  3,374,219,030   $  2,693,458,699
                                                         ==================================   ===================================

     * Undistributed investment income--net              $             45  $             45                 --                 --
                                                         ==================================   ===================================

    ** Commencement of operations.

       See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007


Statements of Changes in Net Assets (continued)

                                                                   CMA Connecticut                        CMA Florida

                                                                  For the Year Ended                   For the Year Ended
                                                                      March 31,                            March 31,
Increase (Decrease) in Net Assets:                             2007               2006               2007              2006
Operations

Investment income--net                                   $     14,667,963  $     10,055,873   $     10,416,496   $      3,767,029
Realized gain (loss)--net                                         (2,251)           (1,838)           (11,010)              1,063
                                                         ----------------------------------   -----------------------------------
Net increase in net assets resulting from operations           14,665,712        10,054,035         10,405,486          3,768,092
                                                         ----------------------------------   -----------------------------------

Dividends & Distributions to Shareholders

Investment income--net                                       (14,667,963)      (10,055,873)       (10,416,496)        (3,767,029)
Realized gain--net                                                     --                --            (1,063)                 --
                                                         ----------------------------------   -----------------------------------
Net decrease in net assets resulting from dividends
and distributions to shareholders                            (14,667,963)      (10,055,873)       (10,417,559)        (3,767,029)
                                                         ----------------------------------   -----------------------------------

Beneficial Interest Transactions

Net proceeds from sale of shares                            2,621,067,461     2,169,725,752      2,932,075,533      2,210,491,357
Value of shares issued to shareholders in reinvestment
of dividends and distributions                                 14,667,789        10,056,057         10,417,738          3,766,864
                                                         ----------------------------------   -----------------------------------
                                                            2,635,735,250     2,179,781,809      2,942,493,271      2,214,258,221
Cost of shares redeemed                                   (2,601,833,970)   (2,189,393,679)    (3,106,687,315)    (1,741,964,391)
                                                         ----------------------------------   -----------------------------------
Net increase (decrease) in net assets derived from
beneficial interest transactions                               33,901,280       (9,611,870)      (164,194,044)        472,293,830
                                                         ----------------------------------   -----------------------------------

Net Assets

Total increase (decrease) in net assets                        33,899,029       (9,613,708)      (164,206,117)        472,294,893
Beginning of period                                           510,151,224       519,764,932        472,294,893                 --
                                                         ----------------------------------   -----------------------------------
End of period*                                           $    544,050,253  $    510,151,224   $    308,088,776   $    472,294,893
                                                         ==================================   ===================================

     * Undistributed investment income--net                            --                --   $        207,760   $        130,568
                                                         ==================================   ===================================

    ** Commencement of operations.

       See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007


Statements of Changes in Net Assets (continued)

                                                                  CMA Massachusetts                       CMA Michigan

                                                                  For the Year Ended                   For the Year Ended
                                                                      March 31,                            March 31,
Increase (Decrease) in Net Assets:                             2007               2006               2007              2006
Operations

Investment income--net                                   $     11,150,695  $      6,761,120   $      8,266,001   $      5,991,116
Realized gain (loss)--net                                          38,200                --              1,301           (74,061)
                                                         ----------------------------------   -----------------------------------
Net increase in net assets resulting from operations           11,188,895         6,761,120          8,267,302          5,917,055
                                                         ----------------------------------   -----------------------------------

Dividends & Distributions to Shareholders

Investment income--net                                       (11,150,695)       (6,761,120)        (8,266,001)        (5,991,116)
Realized gain--net                                                     --                --                 --                 --
                                                         ----------------------------------   -----------------------------------
Net decrease in net assets resulting from dividends
and distributions to shareholders                            (11,150,695)       (6,761,120)        (8,266,001)        (5,991,116)
                                                         ----------------------------------   -----------------------------------

Beneficial Interest Transactions

Net proceeds from sale of shares                            2,276,801,728     1,688,978,220      1,683,204,189      1,398,366,527
Value of shares issued to shareholders in reinvestment
of dividends and distributions                                 11,150,723         6,760,909          8,266,151          5,991,124
                                                         ----------------------------------   -----------------------------------
                                                            2,287,952,451     1,695,739,129      1,691,470,340      1,404,357,651
Cost of shares redeemed                                   (2,229,165,426)   (1,695,717,138)    (1,712,714,219)    (1,392,036,281)
                                                         ----------------------------------   -----------------------------------
Net increase (decrease) in net assets derived from
beneficial interest transactions                               58,787,025            21,991       (21,243,879)         12,321,370
                                                         ----------------------------------   -----------------------------------

Net Assets

Total increase (decrease) in net assets                        58,825,225            21,991       (21,242,578)         12,247,309
Beginning of period                                           345,065,435       345,043,444        283,668,686        271,421,377
                                                         ----------------------------------   -----------------------------------
End of period*                                           $    403,890,660  $    345,065,435   $    262,426,108   $    283,668,686
                                                         ==================================   ===================================

     * Undistributed investment income--net                            --                --                 --                 --
                                                         ==================================   ===================================

    ** Commencement of operations.

       See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007


Statements of Changes in Net Assets (continued)

                                                                    CMA New Jersey                        CMA New York

                                                                  For the Year Ended                   For the Year Ended
                                                                      March 31,                            March 31,
Increase (Decrease) in Net Assets:                             2007               2006               2007              2006
Operations

Investment income--net                                   $     34,263,801  $     21,873,484   $     76,989,388   $     48,712,728
Realized gain (loss)--net                                          62,225          (29,696)            489,786          (189,082)
                                                         ----------------------------------   -----------------------------------
Net increase in net assets resulting from operations           34,326,026        21,843,788         77,479,174         48,523,646
                                                         ----------------------------------   -----------------------------------

Dividends & Distributions to Shareholders

Investment income--net                                       (34,263,801)      (21,873,484)       (76,989,388)       (48,712,728)
Realized gain--net                                                     --                --           (99,540)                 --
                                                         ----------------------------------   -----------------------------------
Net decrease in net assets resulting from dividends
and distributions to shareholders                            (34,263,801)      (21,873,484)       (77,088,928)       (48,712,728)
                                                         ----------------------------------   -----------------------------------

Beneficial Interest Transactions

Net proceeds from sale of shares                            5,607,476,661     4,821,270,389     12,400,518,854      9,613,526,391
Value of shares issued to shareholders in reinvestment
of dividends                                                   34,264,013        21,873,695         77,089,519         48,713,309
                                                         ----------------------------------   -----------------------------------
                                                            5,641,740,674     4,843,144,084     12,477,608,373      9,662,239,700
Cost of shares redeemed                                   (5,403,517,064)   (4,766,701,051)   (12,153,115,566)    (9,463,894,924)
                                                         ----------------------------------   -----------------------------------
Net increase in net assets derived from beneficial
interest transactions                                         238,223,610        76,443,033        324,492,807        198,344,776
                                                         ----------------------------------   -----------------------------------

Net Assets

Total increase in net assets                                  238,285,835        76,413,337        324,883,053        198,155,694
Beginning of year                                           1,103,795,823     1,027,382,486      2,510,821,458      2,312,665,764
                                                         ----------------------------------   -----------------------------------
End of year                                              $  1,342,081,658  $  1,103,795,823   $  2,835,704,511   $  2,510,821,458
                                                         ==================================   ===================================

See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007


Statements of Changes in Net Assets (continued)

                                                                  CMA North Carolina                        CMA Ohio

                                                                  For the Year Ended                   For the Year Ended
                                                                      March 31,                            March 31,
Increase (Decrease) in Net Assets:                             2007               2006               2007              2006
Operations

Investment income--net                                   $      5,840,563  $      3,906,632   $      9,736,923   $      7,220,561
Realized gain (loss)--net                                           1,094             1,780              6,604             14,136
                                                         ----------------------------------   -----------------------------------
Net increase in net assets resulting from operations            5,841,657         3,908,412          9,743,527          7,234,697
                                                         ----------------------------------   -----------------------------------

Dividends & Distributions to Shareholders

Investment income--net                                        (5,840,563)       (3,906,632)        (9,736,923)        (7,220,561)
Realized gain--net                                                     --                --              (300)           (14,136)
                                                         ----------------------------------   -----------------------------------
Net decrease in net assets resulting from dividends
and distributions to shareholders                             (5,840,563)       (3,906,632)        (9,737,223)        (7,234,697)
                                                         ----------------------------------   -----------------------------------

Beneficial Interest Transactions

Net proceeds from sale of shares                              921,040,266       514,642,722      1,612,103,089      1,493,246,044
Value of shares issued to shareholders in reinvestment
of dividends                                                    5,840,572         3,906,643          9,737,223          7,234,580
                                                         ----------------------------------   -----------------------------------
                                                              926,880,838       518,549,365      1,621,840,312      1,500,480,624
Cost of shares redeemed                                     (930,684,301)     (517,967,603)    (1,570,441,397)    (1,552,731,846)
                                                         ----------------------------------   -----------------------------------
Net increase in net assets derived from beneficial
interest transactions                                         (3,803,463)           581,762         51,398,915       (52,251,222)
                                                         ----------------------------------   -----------------------------------

Net Assets

Total increase in net assets                                  (3,802,369)           583,542         51,405,219       (52,251,222)
Beginning of year                                             203,180,103       202,596,561        327,055,559        379,306,781
                                                         ----------------------------------   -----------------------------------
End of year                                              $    199,377,734  $    203,180,103   $    378,460,778   $    327,055,559
                                                         ==================================   ===================================

See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007


Statements of Changes in Net Assets (concluded)

                                                                                                        CMA Pennsylvania

                                                                                                       For the Year Ended
                                                                                                           March 31,
Increase (Decrease) in Net Assets:                                                                   2007              2006
Operations

Investment income_net                                                                         $     14,146,526   $      9,911,440
Realized gain (loss)--net                                                                              (5,251)           (83,241)
                                                                                              -----------------------------------
Net increase in net assets resulting from operations                                                14,141,275          9,828,199
                                                                                              -----------------------------------

Dividends & Distributions to Shareholders

Investment income--net                                                                            (14,146,526)        (9,911,440)
Realized gain--net                                                                                          --                 --
                                                                                              -----------------------------------
Net decrease in net assets resulting from dividends and distributions to shareholders             (14,146,526)        (9,911,440)
                                                                                              -----------------------------------

Beneficial Interest Transactions

Net proceeds from sale of shares                                                                 3,242,817,084      2,674,507,973
Value of shares issued to shareholders in reinvestment of dividends                                 14,146,827          9,911,478
                                                                                              -----------------------------------

                                                                                                 3,256,963,911      2,684,419,451
Cost of shares redeemed                                                                        (3,239,121,363)    (2,641,305,497)
                                                                                              -----------------------------------
Net increase in net assets derived from beneficial interest transactions                            17,842,548         43,113,954
                                                                                              -----------------------------------

Net Assets

Total increase in net assets                                                                        17,837,297         43,030,713
Beginning of year                                                                                  497,912,021        454,881,308
                                                                                              -----------------------------------
End of year                                                                                   $    515,749,318    $   497,912,021
                                                                                              ===================================

See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007


Financial Highlights                                                                             CMA Arizona Municipal Money Fund

The following per share data and ratios have been derived                      For the Year Ended March 31,
from information provided in the financial statements.       2007           2006           2005           2004           2003
Per Share Operating Performance

Net asset value, beginning of year                       $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                         ------------   ------------   ------------   ------------   ------------
Investment income--net                                            .03            .02            .01           --++            .01
Realized gain (loss)--net                                      --++++         --++++         --++++           --++             --
                                                         ------------   ------------   ------------   ------------   ------------
Total from investment operations                                  .03            .02            .01           --++            .01
                                                         ------------   ------------   ------------   ------------   ------------
Less dividends from investment income--net                      (.03)          (.02)          (.01)         --++++          (.01)
                                                         ------------   ------------   ------------   ------------   ------------
Net asset value, end of year                             $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                         ============   ============   ============   ============   ============
Total investment return                                         2.91%          2.13%           .77%           .35%           .77%
                                                         ============   ============   ============   ============   ============
Ratios to Average Net Assets

Expenses                                                         .73%           .72%           .74%           .74%           .72%
                                                         ============   ============   ============   ============   ============
Investment income--net                                          2.89%          2.11%           .78%           .36%           .78%
                                                         ============   ============   ============   ============   ============

Supplemental Data

Net assets, end of year (in thousands)                   $    183,442   $    169,647    $   168,983   $    167,386   $    190,812
                                                         ============   ============   ============   ============   ============



                                                                                              CMA California Municipal Money Fund

The following per share data and ratios have been derived                      For the Year Ended March 31,
from information provided in the financial statements.       2007           2006           2005           2004           2003
Per Share Operating Performance

Net asset value, beginning of year                       $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                         ------------   ------------   ------------   ------------   ------------
Investment income--net                                            .03            .02            .01           --++            .01
Realized gain (loss)--net                                        --++         --++++           --++         --++++           --++
                                                         ------------   ------------   ------------   ------------   ------------
Total from investment operations                                  .03            .02            .01           --++            .01
                                                         ------------   ------------   ------------   ------------   ------------
Less dividends and distributions:
   Investment income--net                                       (.03)          (.02)          (.01)         --++++          (.01)
   Realized gain--net                                          --++++             --             --             --             --
                                                         ------------   ------------   ------------   ------------   ------------
Total dividends and distributions                               (.03)          (.02)          (.01)         --++++          (.01)
                                                         ------------   ------------   ------------   ------------   ------------
Net asset value, end of year                             $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                         ============   ============   ============   ============   ============
Total investment return                                         2.99%          2.14%           .89%           .49%           .85%
                                                         ============   ============   ============   ============   ============

Ratios to Average Net Assets

Expenses                                                         .57%           .57%           .57%           .57%           .57%
                                                         ============   ============   ============   ============   ============
Investment income--net                                          2.96%          2.12%           .90%           .50%           .85%
                                                         ============   ============   ============   ============   ============

Supplemental Data

Net assets, end of year (in thousands)                   $  3,374,219   $  2,693,459   $  2,395,426   $  2,338,900   $  2,666,851
                                                         ============   ============   ============   ============   ============

    ++ Amount is less than $.01 per share.

  ++++ Amount is less than $(.01) per share.

       See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007


Financial Highlights (continued)                                                             CMA Connecticut Municipal Money Fund

The following per share data and ratios have been derived                      For the Year Ended March 31,
from information provided in the financial statements.       2007           2006           2005           2004           2003
Per Share Operating Performance

Net asset value, beginning of year                       $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                         ------------   ------------   ------------   ------------   ------------
Investment income--net                                            .03            .02            .01           --++            .01
Realized gain (loss)--net                                      --++++         --++++         --++++           --++           --++
                                                         ------------   ------------   ------------   ------------   ------------
Total from investment operations                                  .03            .02            .01           --++            .01
                                                         ------------   ------------   ------------   ------------   ------------
Less dividends and distributions:
   Investment income--net                                       (.03)          (.02)          (.01)         --++++          (.01)
   Realized gain--net                                              --             --         --++++             --             --
                                                         ------------   ------------   ------------   ------------   ------------
Total dividends and distributions                               (.03)          (.02)          (.01)         --++++          (.01)
                                                         ------------   ------------   ------------   ------------   ------------
Net asset value, end of year                             $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                         ============   ============   ============   ============   ============
Total investment return                                         2.87%          2.05%           .74%           .34%           .70%
                                                         ============   ============   ============   ============   ============

Ratios to Average Net Assets

Expenses, net of waiver                                          .68%           .68%           .67%           .66%           .67%
                                                         ============   ============   ============   ============   ============
Expenses                                                         .68%           .68%           .67%           .67%           .67%
                                                         ============   ============   ============   ============   ============
Investment income--net                                          2.85%          2.03%           .72%           .34%           .70%
                                                         ============   ============   ============   ============   ============

Supplemental Data

Net assets, end of year (in thousands)                   $    544,050   $    510,151   $    519,765   $    595,841   $    535,308
                                                         ============   ============   ============   ============   ============




                                                                                                 CMA Florida Municipal Money Fund

                                                                                                                  For the Period
                                                                                                     For the       November 15,
                                                                                                    Year Ended      2005** to
The following per share data and ratios have been derived                                           March 31,       March 31,
from information provided in the financial statements.                                                 2007            2006
Per Share Operating Performance

Net asset value, beginning of period                                                                  $       1.00   $       1.00
                                                                                                      ------------   ------------
Investment income--net                                                                                         .03            .01
Realized gain (loss)--net                                                                                   --++++           --++
                                                                                                      ------------   ------------
Total from investment operations                                                                               .03            .01
                                                                                                      ------------   ------------
Less dividends and distributions:
   Investment income--net                                                                                    (.03)          (.01)
   Realized gain--net                                                                                       --++++             --
                                                                                                      ------------   ------------
Total dividends and distributions                                                                            (.03)          (.01)
                                                                                                      ------------   ------------
Net asset value, end of period                                                                        $       1.00   $       1.00
                                                                                                      ============   ============
Total investment return                                                                                      2.90%        .94%+++
                                                                                                      ============   ============

Ratios to Average Net Assets

Expenses, net of waiver                                                                                       .70%          .58%*
                                                                                                      ============   ============
Expenses                                                                                                      .71%          .72%*
                                                                                                      ============   ============
Investment income--net                                                                                       2.88%         2.55%*
                                                                                                      ============   ============

Supplemental Data

Net assets, end of period (in thousands)                                                              $    308,089   $    472,295
                                                                                                      ============   ============

      * Annualized.

     ** Commencement of operations.

     ++ Amount is less than $.01 per share.

    +++ Aggregate total investment return.

   ++++ Amount is less than $(.01) per share.

        See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007


Financial Highlights (continued)                                                           CMA Massachusetts Municipal Money Fund

The following per share data and ratios have been derived                      For the Year Ended March 31,
from information provided in the financial statements.       2007           2006           2005           2004           2003
Per Share Operating Performance

Net asset value, beginning of year                       $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                         ------------   ------------   ------------   ------------   ------------
Investment income--net                                            .03            .02            .01           --++            .01
Realized gain (loss)--net                                        --++             --         --++++           --++           --++
                                                         ------------   ------------   ------------   ------------   ------------
Total from investment operations                                  .03            .02            .01           --++            .01
                                                         ------------   ------------   ------------   ------------   ------------
Less dividends and distributions:
   Investment income--net                                       (.03)          (.02)          (.01)         --++++          (.01)
   Realized gain--net                                              --             --         --++++         --++++             --
                                                         ------------   ------------   ------------   ------------   ------------
Total dividends and distributions                               (.03)          (.02)          (.01)         --++++          (.01)
                                                         ------------   ------------   ------------   ------------   ------------
Net asset value, end of year                             $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                         ============   ============   ============   ============   ============
Total investment return                                         2.89%          2.04%           .76%           .38%           .79%
                                                         ============   ============   ============   ============   ============

Ratios to Average Net Assets

Expenses                                                         .69%           .70%           .71%           .70%           .69%
                                                         ============   ============   ============   ============   ============
Investment income--net                                          2.87%          2.03%           .74%           .38%           .78%
                                                         ============   ============   ============   ============   ============

Supplemental Data

Net assets, end of year (in thousands)                   $    403,891   $    345,065    $   345,043    $   372,239    $   421,618
                                                         ============   ============   ============   ============   ============




                                                                                                CMA Michigan Municipal Money Fund

The following per share data and ratios have been derived                      For the Year Ended March 31,
from information provided in the financial statements.       2007           2006           2005           2004           2003
Per Share Operating Performance

Net asset value, beginning of year                       $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                         ------------   ------------   ------------   ------------   ------------
Investment income--net                                            .03            .02            .01           --++            .01
Realized gain (loss)--net                                        --++         --++++         --++++           --++           --++
                                                         ------------   ------------   ------------   ------------   ------------
Total from investment operations                                  .03            .02            .01           --++            .01
                                                         ------------   ------------   ------------   ------------   ------------
Less dividends from investment income--net                      (.03)          (.02)          (.01)         --++++          (.01)
                                                         ------------   ------------   ------------   ------------   ------------
Net asset value, end of year                             $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                         ============   ============   ============   ============   ============
Total investment return                                         2.95%          2.09%           .82%           .42%           .85%
                                                         ============   ============   ============   ============   ============

Ratios to Average Net Assets

Expenses                                                         .71%           .70%           .70%           .70%           .69%
                                                         ============   ============   ============   ============   ============
Investment income--net                                          2.93%          2.06%           .80%           .43%           .84%
                                                         ============   ============   ============   ============   ============

Supplemental Data

Net assets, end of year (in thousands)                   $    262,426   $    283,669   $    271,421   $    327,492   $    349,249
                                                         ============   ============   ============   ============   ============

     ++ Amount is less than $.01 per share.

   ++++ Amount is less than $(.01) per share.

        See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Financial Highlights (continued)                                                              CMA New Jersey Municipal Money Fund

The following per share data and ratios have been derived                      For the Year Ended March 31,
from information provided in the financial statements.       2007           2006           2005           2004           2003
Per Share Operating Performance

Net asset value, beginning of year                       $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                         ------------   ------------   ------------   ------------   ------------
Investment income--net                                            .03            .02            .01           --++            .01
Realized gain (loss)--net                                        --++         --++++         --++++           --++           --++
                                                         ------------   ------------   ------------   ------------   ------------
Total from investment operations                                  .03            .02            .01           --++            .01
                                                         ------------   ------------   ------------   ------------   ------------
Less dividends and distributions:
   Investment income--net                                       (.03)          (.02)          (.01)         --++++          (.01)
   Realized gain--net                                              --             --         --++++         --++++         --++++
                                                         ------------   ------------   ------------   ------------   ------------
Total dividends and distributions                               (.03)          (.02)          (.01)         --++++          (.01)
                                                         ------------   ------------   ------------   ------------   ------------
Net asset value, end of year                             $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                         ============   ============   ============   ============   ============
Total investment return                                         2.93%          2.14%           .83%           .43%           .80%
                                                         ============   ============   ============   ============   ============

Ratios to Average Net Assets

Expenses                                                         .62%           .63%           .63%           .61%           .62%
                                                         ============   ============   ============   ============   ============
Investment income--net                                          2.92%          2.12%           .81%           .44%           .79%
                                                         ============   ============   ============   ============   ============

Supplemental Data

Net assets, end of year (in thousands)                   $  1,342,082   $  1,103,796   $  1,027,382   $  1,165,201   $  1,225,954
                                                         ============   ============   ============   ============   ============




                                                                                                CMA New York Municipal Money Fund

The following per share data and ratios have been derived                      For the Year Ended March 31,
from information provided in the financial statements.       2007           2006           2005           2004           2003
Per Share Operating Performance

Net asset value, beginning of year                       $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                         ------------   ------------   ------------   ------------   ------------
Investment income--net                                            .03            .02            .01           --++            .01
Realized gain (loss)--net                                        --++         --++++         --++++           --++           --++
                                                         ------------   ------------   ------------   ------------   ------------
Total from investment operations                                  .03            .02            .01           --++            .01
                                                         ------------   ------------   ------------   ------------   ------------
Less dividends and distributions:
   Investment income--net                                       (.03)          (.02)          (.01)         --++++          (.01)
   Realized gain--net                                          --++++             --         --++++         --++++             --
                                                         ------------   ------------   ------------   ------------   ------------
Total dividends and distributions                               (.03)          (.02)          (.01)         --++++          (.01)
                                                         ------------   ------------   ------------   ------------   ------------
Net asset value, end of year                             $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                         ============   ============   ============   ============   ============
Total investment return                                         3.01%          2.15%           .88%           .49%           .91%
                                                         ============   ============   ============   ============   ============

Ratios to Average Net Assets

Expenses                                                         .57%           .58%           .58%           .57%           .57%
                                                         ============   ============   ============   ============   ============
Investment income--net                                          2.99%          2.14%           .86%           .50%           .92%
                                                         ============   ============   ============   ============   ============

Supplemental Data

Net assets, end of year (in thousands)                   $  2,835,705   $  2,510,821   $  2,312,666   $  2,510,413   $  2,527,958
                                                         ============   ============   ============   ============   ============

     ++ Amount is less than $.01 per share.

   ++++ Amount is less than $(.01) per share.

        See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007


Financial Highlights (continued)                                                          CMA North Carolina Municipal Money Fund

The following per share data and ratios have been derived                      For the Year Ended March 31,
from information provided in the financial statements.       2007           2006           2005           2004           2003
Per Share Operating Performance

Net asset value, beginning of year                       $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                         ------------   ------------   ------------   ------------   ------------
Investment income--net                                            .03            .02            .01           --++            .01
Realized gain (loss)--net                                        --++           --++         --++++           --++           --++
                                                         ------------   ------------   ------------   ------------   ------------
Total from investment operations                                  .03            .02            .01           --++            .01
                                                         ------------   ------------   ------------   ------------   ------------
Less dividends and distributions:
   Investment income--net                                       (.03)          (.02)          (.01)         --++++          (.01)
   Realized gain--net                                              --             --         --++++             --             --
                                                         ------------   ------------   ------------   ------------   ------------
Total dividends and distributions                               (.03)          (.02)          (.01)         --++++          (.01)
                                                         ------------   ------------   ------------   ------------   ------------
Net asset value, end of year                             $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                         ============   ============   ============   ============   ============
Total investment return                                         2.90%          2.08%           .75%           .37%           .76%
                                                         ============   ============   ============   ============   ============

Ratios to Average Net Assets

Expenses                                                         .73%           .72%           .72%           .71%           .70%
                                                         ============   ============   ============   ============   ============
Investment income--net                                          2.88%          2.06%           .72%           .38%           .77%
                                                         ============   ============   ============   ============   ============

Supplemental Data

Net assets, end of year (in thousands)                   $    199,378   $    203,180   $    202,597   $    240,576   $    288,079
                                                         ============   ============   ============   ============   ============




                                                                                                    CMA Ohio Municipal Money Fund

The following per share data and ratios have been derived                      For the Year Ended March 31,
from information provided in the financial statements.       2007           2006           2005           2004           2003
Per Share Operating Performance

Net asset value, beginning of year                       $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                         ------------   ------------   ------------   ------------   ------------
Investment income--net                                            .03            .02            .01           --++            .01
Realized gain--net                                               --++           --++             --             --             --
                                                         ------------   ------------   ------------   ------------   ------------
Total from investment operations                                  .03            .02            .01           --++            .01
                                                         ------------   ------------   ------------   ------------   ------------
Less dividends and distributions:
   Investment income--net                                       (.03)          (.02)          (.01)         --++++          (.01)
   Realized gain--net                                          --++++         --++++             --             --         --++++
                                                         ------------   ------------   ------------   ------------   ------------
Total dividends and distributions                               (.03)          (.02)          (.01)         --++++          (.01)
                                                         ------------   ------------   ------------   ------------   ------------
Net asset value, end of year                             $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                         ============   ============   ============   ============   ============
Total investment return                                         2.90%          2.07%           .78%           .43%           .90%
                                                         ============   ============   ============   ============   ============

Ratios to Average Net Assets

Expenses                                                         .70%           .70%           .70%           .69%           .69%
                                                         ============   ============   ============   ============   ============
Investment income--net                                          2.88%          2.04%           .77%           .43%           .90%
                                                         ============   ============   ============   ============   ============

Supplemental Data

Net assets, end of year (in thousands)                   $    378,461   $    327,056   $    379,307   $    414,045   $    474,267
                                                         ============   ============   ============   ============   ============

     ++ Amount is less than $.01 per share.

   ++++ Amount is less than $(.01) per share.

        See Notes to Financial Statements.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007


Financial Highlights (concluded)                                                            CMA Pennsylvania Municipal Money Fund

The following per share data and ratios have been derived                      For the Year Ended March 31,
from information provided in the financial statements.       2007           2006           2005           2004           2003
Per Share Operating Performance

Net asset value, beginning of year                       $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                         ------------   ------------   ------------   ------------   ------------
Investment income--net                                            .03            .02            .01           --++            .01
Realized gain (loss)--net                                      --++++         --++++           --++           --++         --++++
                                                         ------------   ------------   ------------   ------------   ------------
Total from investment operations                                  .03            .02            .01           --++            .01
                                                         ------------   ------------   ------------   ------------   ------------
Less dividends from investment income--net                      (.03)          (.02)          (.01)         --++++          (.01)
                                                         ------------   ------------   ------------   ------------   ------------
Net asset value, end of year                             $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                         ============   ============   ============   ============   ============
Total investment return                                         2.95%          2.11%           .80%           .42%           .83%
                                                         ============   ============   ============   ============   ============

Ratios to Average Net Assets

Expenses                                                         .69%           .69%           .69%           .68%           .67%
                                                         ============   ============   ============   ============   ============
Investment income--net                                          2.93%          2.09%           .79%           .43%           .84%
                                                         ============   ============   ============   ============   ============

Supplemental Data

Net assets, end of year (in thousands)                   $    515,749   $    497,912   $    454,881   $    500,274   $    591,105
                                                         ============   ============   ============   ============   ============

     ++ Amount is less than $.01 per share.

   ++++ Amount is less than $(.01) per share.

        See Notes to Financial Statements.


CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Notes to Financial Statements


1. Significant Accounting Policies:
CMA Arizona Municipal Money Fund, CMA California Municipal Money Fund, CMA Connecticut Municipal Money Fund, CMA Florida Municipal Money Fund, CMA Massachusetts Municipal Money Fund, CMA Michigan Municipal Money Fund, CMA New Jersey Municipal Money Fund, CMA New York Municipal Money Fund, CMA North Carolina Municipal Money Fund, CMA Ohio Municipal Money Fund and CMA Pennsylvania Municipal Money Fund (the "Funds") are part of CMA Multi-State Municipal Series Trust (the "Trust"). The Funds are registered under the Investment Company Act of 1940, as amended, as non-diversified, open-end management investment companies. The Funds' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Funds.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes--It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the trans-actions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Funds declare dividends daily and reinvest daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional Fund shares at net asset value. Dividends are declared from net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' capital loss carryforward. The Funds may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

(f) Expenses--Certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each Fund included in the Trust.

(g) Offering costs--Offering costs for CMA Florida Municipal Money Fund were amortized over a 12-month period beginning with the commencement of operations.

(h) Recent accounting pronouncements--In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculations in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Funds' financial statements, if any, is currently being assessed.

In September 2006, "Statement of Financial Accounting Standards No. 157, Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Funds' financial statements, if any, has not been determined.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Notes to Financial Statements (continued)


In addition, in February 2007, FASB issued "Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Funds' financial statements, if any, has not been determined.

(i) Reclassifications--U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences for certain Funds have been reclassified as follows:


CMA Arizona Municipal Money Fund

$5,514 has been reclassified between paid-in capital in excess of par and accumulated net realized capital losses as a result of a permanent difference attributable to the expiration of a capital loss carryforward. This reclassification has no effect on net assets or net asset value per share.


CMA Florida Municipal Money Fund

$77,192 has been reclassified between paid-in capital in excess of par and undistributed net investment income as a result of a permanent difference attributable to non-deductible expenses. This reclassification has no effect on net assets or net asset value per share.


CMA Pennsylvania Municipal Money Fund

$3,815 has been reclassified between paid-in capital in excess of par and accumulated net realized capital losses as a result of a permanent difference attributable to the expiration of a capital loss carryforward. This reclassification has no effect on net assets or net asset value per share.


2. Investment Advisory Agreement and Transactions with Affiliates:
On September 29, 2006, BlackRock, Inc. and Merrill Lynch & Co., Inc. ("Merrill Lynch") combined Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. ("MLIM"), and its affiliates, including Fund Asset Management, L.P. ("FAM"), with BlackRock, Inc. to create a new independent company. Merrill Lynch has a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members.

Shareholders of each of the Funds approved a new Investment Advisory Agreement with BlackRock Advisors, Inc. an indirect, wholly owned subsidiary of BlackRock, Inc. (the "Manager"), which was reorganized into a limited liability company and renamed BlackRock Advisors, LLC. The advisory agreements were approved on the following dates:

                                                        Shareholder
                                                      Approval Date

CMA Arizona Municipal Money Fund                          9/15/2006
CMA California Municipal Money Fund                       9/15/2006
CMA Connecticut Municipal Money Fund                      8/31/2006
CMA Florida Municipal Money Fund                          8/31/2006
CMA Massachusetts Municipal Money Fund                    9/15/2006
CMA Michigan Municipal Money Fund                         8/31/2006
CMA New Jersey Municipal Money Fund                       8/31/2006
CMA New York Municipal Money Fund                         9/15/2006
CMA North Carolina Municipal Money Fund                   8/31/2006
CMA Ohio Municipal Money Fund                             8/31/2006
CMA Pennsylvania Municipal Money Fund                     8/31/2006


The new Investment Advisory Agreements between the Funds and the Manager became effective on September 29, 2006. Prior to September 29, 2006, FAM was the Funds' manager. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly owned subsidiary of Merrill Lynch, which is the limited partner.

The Manager is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Funds. For such services, each Fund pays a monthly fee based upon the average daily value of each Fund's net assets, at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of average daily net assets in excess of $1 billion.

For CMA Florida Municipal Money Fund during the period April 1, 2006 to September 29, 2006, FAM earned fees of $970,930, of which $34,243 was waived. This waiver was voluntary and effective May 1, 2006, is no longer in place.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Notes to Financial Statements (continued)


In addition, the Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager with respect to each Fund, under which the Manager pays the Sub-Adviser for services it provides a monthly fee that is equal to a percentage of the management fee paid by each Fund to the Manager.

Pursuant to the Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, receives a distribution fee from the Fund. The fee is accrued daily and paid monthly at the annual rate of .125% of average daily net assets of each Fund for shareholders whose Fund accounts are serviced by MLPF&S financial advisors, whether maintained through MLPF&S or directly with the Fund's transfer agent. The distribution fee is to compensate MLPF&S for providing, or arranging for the provision of, shareholder servicing and sales and promotional activities and services with respect to shares of the Fund.

Financial Data Services, Inc. ("FDS"), a wholly owned subsidiary of Merrill Lynch, is the Fund's transfer agent.

The Funds reimbursed FAM and the Manager for certain accounting services. The reimbursements were as follows:


                                      For the Period         For the Period
                                    April 1, 2006 to     September 30, 2006
                                  September 29, 2006      to March 31, 2007
                                       Reimbursement          Reimbursement
                                              to FAM         to the Manager

CMA Arizona Municipal
  Money Fund                                 $ 1,882                $ 1,638
CMA California Municipal
  Money Fund                                 $27,938                $24,258
CMA Connecticut Municipal
  Money Fund                                 $ 5,666                $ 4,854
CMA Florida Municipal
  Money Fund                                 $ 8,610                $ 3,444
CMA Massachusetts Municipal
  Money Fund                                 $ 4,359                $ 3,624
CMA Michigan Municipal
  Money Fund                                 $ 3,143                $ 2,442
CMA New Jersey Municipal
  Money Fund                                 $12,576                $10,908
CMA New York Municipal
  Money Fund                                 $27,766                $24,048
CMA North Carolina Municipal
  Money Fund                                 $ 2,302                $ 1,938
CMA Ohio Municipal
  Money Fund                                 $ 3,913                $ 3,042
CMA Pennsylvania Municipal
  Money Fund                                 $ 4,981                $ 4,422


Prior to September 29, 2006, certain officers and/or trustees of the Trusts were officers and/or directors of FAM, PSI, FDS, and/or MLIM.

Commencing September 29, 2006, certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates.


3. Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Distributions to Shareholders:


CMA Arizona
Municipal Money Fund                       3/31/2007          3/31/2006

Distributions paid from:
   Tax-exempt income                  $    4,905,386    $     3,763,349
                                      --------------    ---------------
Total distributions                   $    4,905,386    $     3,763,349
                                      ==============    ===============


On March 31, 2007, the Fund had a net capital loss carryforward of $49,348, of which $10,340 expires in 2008, $25,753 expires in 2009,
$789 expires in 2013, $3,372 expires in 2014 and $9,094 expires in 2015. This amount will be available to offset like amounts of any future taxable gains.

As of March 31, 2007, there were no significant differences between the book and tax components of net assets.


CMA California
Municipal Money Fund                       3/31/2007          3/31/2006

Distributions paid from:
   Tax-exempt income                  $   80,437,107    $    50,906,209
   Ordinary income                            23,340                 --
   Net long-term capital gains                81,007                 --
                                      --------------    ---------------
Total distributions                   $   80,541,454    $    50,906,209
                                      ==============    ===============


As of March 31, 2007, there were no significant differences between the book and tax components of net assets.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Notes to Financial Statements (continued)


CMA Connecticut
Municipal Money Fund                       3/31/2007          3/31/2006

Distributions paid from:
   Tax-exempt income                  $   14,667,963    $    10,055,873
                                      --------------    ---------------
Total distributions                   $   14,667,963    $    10,055,873
                                      ==============    ===============


On March 31, 2007, the Fund had a net capital loss carryforward of $61,829, all of which expires in 2014. This amount will be available to offset like amounts of any future taxable gains.

As of March 31, 2007, there were no significant differences between the book and tax components of net assets.


CMA Florida                                                11/15/2005++
Municipal Money Fund                       3/31/2007       to 3/31/2006

Distributions paid from:
   Tax-exempt income                  $   10,401,283    $     3,767,029
   Ordinary income                            16,276                 --
                                      --------------    ---------------
Total distributions                   $   10,417,559    $     3,767,029
                                      ==============    ===============

 ++ Commencement of operations.


On March 31, 2007, the Fund had a net capital loss carryforward of $11,013, all of which expires in 2015. This amount will be available to offset like amounts of any future taxable gains.

As of March 31, 2007, there were no significant differences between the book and tax components of net assets.


CMA Massachusetts
Municipal Money Fund                       3/31/2007          3/31/2006

Distributions paid from:
   Tax-exempt income                  $   11,150,695    $     6,761,120
                                      --------------    ---------------
Total distributions                   $   11,150,695    $     6,761,120
                                      ==============    ===============

As of March 31, 2007, there were no significant differences between the book and tax components of net assets.


CMA Michigan
Municipal Money Fund                       3/31/2007          3/31/2006

Distributions paid from:
   Tax-exempt income                  $    8,266,001    $     5,991,116
                                      --------------    ---------------
Total distributions                   $    8,266,001    $     5,991,116
                                      ==============    ===============


On March 31, 2007, the Fund had a net capital loss carryforward of $88,516, of which $5,068 expires in 2008, $4,954 expires in 2009,
$40,675 expires in 2014 and $37,819 expires in 2015. This amount will be available to offset like amounts of any future taxable gains.

As of March 31, 2007, there were no significant differences between the book and tax components of net assets.


CMA New Jersey
Municipal Money Fund                       3/31/2007          3/31/2006

Distributions paid from:
   Tax-exempt income                  $   34,263,801    $    21,873,484
                                      --------------    ---------------
Total distributions                   $   34,263,801    $    21,873,484
                                      ==============    ===============


On March 31, 2007, the Fund had a net capital loss carryforward of $100,026, all of which expires in 2014. This amount will be available to offset like amounts of any future taxable gains.

As of March 31, 2007, there were no significant differences between the book and tax components of net assets.


CMA New York
Municipal Money Fund                       3/31/2007          3/31/2006

Distributions paid from:
   Tax-exempt income                  $   76,985,185    $    48,712,728
   Ordinary income                             4,203                 --
   Net long-term capital gains                99,540                 --
                                      --------------    ---------------
 Total distributions                  $   77,088,928    $    48,712,728
                                      ==============    ===============


As of March 31, 2007, there were no significant differences between the book and tax components of net assets.


CMA North Carolina
Municipal Money Fund                       3/31/2007          3/31/2006

Distributions paid from:
   Tax-exempt income                  $    5,840,563    $     3,880,198
   Ordinary Income                                --             26,434
                                      --------------    ---------------
Total distributions                   $    5,840,563    $     3,906,632
                                      ==============    ===============


On March 31, 2007, the Fund had a net capital loss carryforward of $866, all of which expires in 2013. This amount will be available to offset like amounts of any future taxable gains.

As of March 31, 2007, there were no significant differences between the book and tax components of net assets.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Notes to Financial Statements (concluded)


CMA Ohio
Municipal Money Fund                       3/31/2007          3/31/2006

Distributions paid from:
   Tax-exempt income                  $    9,734,282    $     7,220,561
   Ordinary income                             2,641                 --
   Net long-term capital gains                   300             14,136
                                      --------------    ---------------
Total distributions                   $    9,737,223    $     7,234,697
                                      ==============    ===============


As of March 31, 2007, there were no significant differences between the book and tax components of net assets.


CMA Pennsylvania
Municipal Money Fund                       3/31/2007          3/31/2006

Distributions paid from:
   Tax-exempt income                  $   14,146,526    $     9,911,440
                                      --------------    ---------------
Total distributions                   $   14,146,526    $     9,911,440
                                      ==============    ===============


On March 31, 2007, the Fund had a net capital loss carryforward of $144,153, of which $20,995 expires in 2008, $33,951 expires in 2009,
$715 expires in 2010, $36,703 expires in 2014 and $51,789 expires in 2015. This amount will be available to offset like amounts of any future taxable gains.

As of March 31, 2007, there were no significant differences between the book and tax components of net assets.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Report of Independent Registered Public Accounting Firm


To the Shareholders and Board of Trustees of CMA Multi-State Municipal Series Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of CMA Multi-State Municipal Series Trust (the "Trust") comprising CMA Arizona Municipal Money Fund, CMA California Municipal Money Fund, CMA Connecticut Municipal Money Fund, CMA Florida Municipal Money Fund, CMA Massachusetts Municipal Money Fund, CMA Michigan Municipal Money Fund, CMA New Jersey Municipal Money Fund, CMA New York Municipal Money Fund, CMA North Carolina Municipal Money Fund, CMA Ohio Municipal Money Fund and CMA Pennsylvania Municipal Money Fund (the "Funds") as of March 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended (for CMA Florida Municipal Money Fund, for the year then ended and for the period November 15, 2005 (commencement of operations) through March 31, 2006), and the financial highlights for the respective periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting CMA Multi-State Municipal Series Trust as of March 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the respective periods presented and their financial highlights for the respective periods presented then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey


May 21, 2007



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007


Officers and Trustees

                                                                                                 Number of
                                                                                                 Funds and
                                                                                                 Portfolios in  Other Public
                        Position(s)  Length of                                                   Fund Complex   Directorships
                        Held with    Time                                                        Overseen by    Held by
Name, Address & Age     Trust        Served     Principal Occupation(s) During Past 5 Years      Trustee        Trustee
Interested Trustee


Robert C. Doll, Jr.*    President    2005 to    Vice Chairman and Director of BlackRock, Inc.,   122 Funds      None
P.O. Box 9011           and          present    Global Chief Investment Officer for Equities,    168 Portfolios
Princeton,              Trustee                 Chairman of the BlackRock Retail Operating
NJ 08543-9011                                   Committee, and member of the BlackRock
Age: 52                                         Executive Committee since 2006; President
                                                of the funds advised by Merrill Lynch Investment
                                                Managers, L.P. ("MLIM") and its affiliates
                                                ("MLIM/FAM-advised funds") from 2005 to
                                                2006 and Chief Investment Officer thereof
                                                from 2001 to 2006; President of MLIM and
                                                Fund Asset Management, L.P. ("FAM") from
                                                2001 to 2006; Co-Head (Americas Region)
                                                thereof from 2000 to 2001 and Senior Vice
                                                President from 1999 to 2001; President
                                                and Director of Princeton Services, Inc.
                                                ("Princeton Services") and President of
                                                Princeton Administrators, L.P. ("Princeton
                                                Administrators") from 2001 to 2006; Chief
                                                Investment Officer of OppenheimerFunds,
                                                Inc. in 1999 and Executive Vice President
                                                thereof from 1991 to 1999.


 * Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which BlackRock Advisors, LLC and its affiliates act as investment adviser. Mr. Doll is an "interested person," as defined in the Investment Company Act, of the Fund based on his positions with BlackRock, Inc. and its affiliates. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As
   Trust President, Mr. Doll serves at the pleasure of the Board of Trustees.




Independent Trustees*

Ronald W. Forbes**      Trustee      1988 to    Professor Emeritus of Finance, School of         47 Funds       None
P.O. Box 9095                        present    Business, State University of New York at        49 Portfolios
Princeton,                                      Albany since 2000 and Professor thereof
NJ 08543-9095                                   from 1989 to 2000; International Consultant,
Age: 66                                         Urban Institute, Washington, D.C. from 1995
                                                to 1999.


Cynthia A. Montgomery++ Trustee      1994 to    Professor, Harvard Business School since 1989;   47 Funds       Newell
P.O. Box 9095                        present    Associate Professor, J.L. Kellogg Graduate       49 Portfolios  Rubbermaid, Inc.
Princeton,                                      School of Management, Northwestern University                   (manufacturing)
NJ 08543-9095                                   from 1985 to 1989; Associate Professor, Graduate
Age: 54                                         School of Business Administration, University of
                                                Michigan from 1979 to 1985; Director, Harvard
                                                Business School Publishing since 2005; Director,
                                                McLean Hospital since 2005.


 * Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

** Chairman of the Board of Trustees and the Audit Committee.

++ Chair of the Nominating Committee.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007


Officers and Trustees (continued)

                                                                                                 Number of
                                                                                                 Funds and
                                                                                                 Portfolios in  Other Public
                        Position(s)  Length of                                                   Fund Complex   Directorships
                        Held with    Time                                                        Overseen by    Held by
Name, Address & Age     Trust        Served     Principal Occupation(s) During Past 5 Years      Trustee        Trustee

Independent Trustees* (concluded)


Jean Margo Reid         Trustee      2004 to    Self-employed consultant since 2001; Counsel     47 Funds       None
P.O. Box 9095                        present    of Alliance Capital Management (investment       49 Portfolios
Princeton,                                      adviser) in 2000; General Counsel, Director and
NJ 08543-9095                                   Secretary of Sanford C. Bernstein & Co., Inc.
Age: 61                                         (investment adviser/broker-dealer) from 1997
                                                to 2000; Secretary, Sanford C. Bernstein Fund,
                                                Inc. from 1994 to 2000; Director and Secretary
                                                of SCB, Inc. since 1998; Director and Secretary
                                                of SCB Partners, Inc. since 2000; and Director of
                                                Covenant House from 2001 to 2004.


Roscoe S. Suddarth      Trustee      2000 to    President, Middle East Institute, from 1995 to   47 Funds       None
P.O. Box 9095                        present    2001; Foreign Service Officer, United States     49 Portfolios
Princeton,                                      Foreign Service, from 1961 to 1995 and Career
NJ 08543-9095                                   Minister from 1989 to 1995; Deputy Inspector
Age: 71                                         General, U.S. Department of State, from 1991
                                                to 1994; U.S. Ambassador to the Hashemite
                                                Kingdom of Jordan from 1987 to 1990.


Richard R. West         Trustee      1988 to    Professor of Finance from 1984 to 1995,          47 Funds       Bowne & Co.,
P.O. Box 9095                        present    Dean from 1984 to 1993 and since 1995            49 Portfolios  Inc. (financial
Princeton,                                      Dean Emeritus of New York University's                          printers);
NJ 08543-9095                                   Leonard N. Stern School of Business                             Vornado
Age: 69                                         Administration.                                                 Realty Trust
                                                                                                                (real estate
                                                                                                                company);
                                                                                                                Alexander's, Inc.
                                                                                                                (real estate
                                                                                                                company)


 * Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.





                        Position(s)  Length of
                        Held with    Time
Name, Address & Age     Trust        Served     Principal Occupation(s) During Past 5 Years
Trust Officers*


Donald C. Burke         Vice         1993 to    Managing Director of BlackRock, Inc. since 2006; Managing Director of Merrill
P.O. Box 9011           President    present    Lynch Investment Managers, L.P. ("MLIM") and Fund Asset Management, L.P. ("FAM")
Princeton,              and          and        in 2006; First Vice President of MLIM and FAM from 1997 to 2005 and Treasurer
NJ 08543-9011           Treasurer    1999 to    thereof from 1999 to 2006; Vice President of MLIM and FAM from 1990 to 1997.
Age: 46                              present


John M. Loffredo        Senior       2002 to    Managing Director of BlackRock, Inc. since 2006; Managing Director (Tax-Exempt
P.O. Box 9011           Vice         present    Fund Management) of MLIM from 2000 to 2006; Director of MLIM from 1997
Princeton,              President               to 2000.
NJ 08543-9011
Age: 43


Edward J. Andrews       Vice         1993 to    Director of BlackRock, Inc. since 2006; Director (Tax-Exempt Fund Management)
P.O. Box 9011           President    present    of MLIM from 2000 to 2006; Vice President of MLIM from 1991 to 2000.
Princeton,
NJ 08543-9011
Age: 46




CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007


Officers and Trustees (concluded)


                        Position(s)  Length of
                        Held with    Time
Name, Address & Age     Trust        Served     Principal Occupation(s) During Past 5 Years
Trust Officers* (concluded)


Steven T. Lewis         Vice         1996 to    Director of BlackRock, Inc. since 2006; Director (Tax-Exempt Fund Management)
P.O. Box 9011           President    present    of MLIM in 2006; Vice President of MLIM from 1998 to 2006.
Princeton,
NJ 08543-9011
Age: 43


Darrin J. SanFillippo   Vice         1996 to    Director of BlackRock, Inc. since 2006; Director (Tax-Exempt Fund Management)
P.O. Box 9011           President    present    of MLIM in 2006; Vice President of MLIM from 2000 to 2006.
Princeton,
NJ 08543-9011
Age: 42


Kevin A. Schiatta       Vice         1990 to    Director of BlackRock, Inc. since 2006; Director (Tax-Exempt Fund Management)
P.O. Box 9011           President    present    of MLIM from 2000 to 2006; Vice President of MLIM from 1994 to 2000.
Princeton,
NJ 08543-9011
Age: 52


Marie Sheehan           Vice         2005 to    Director of BlackRock, Inc. since 2006; Director (Tax-Exempt Fund Management)
P.O. Box 9011           President    present    of MLIM from 2000 to 2006.
Princeton,
NJ 08543-9011
Age: 46


Jeffrey Hiller          Trust Chief  2004 to    Managing Director of BlackRock, Inc. and Fund Chief Compliance Officer since 2006;
P.O. Box 9011           Compliance   present    Chief Compliance Officer of the MLIM/FAM-advised funds and First Vice President
Princeton,              Officer                 and Chief Compliance Officer of MLIM (Americas Region) from 2004 to 2006; Chief
NJ 08543-9011                                   Compliance Officer of the IQ Funds since 2004; Global Director of Compliance at
Age: 55                                         Morgan Stanley Investment Management from 2002 to 2004; Managing Director and
                                                Global Director of Compliance at Citigroup Asset Management from 2000 to 2002;
                                                Chief Compliance Officer at Soros Fund Management in 2000; Chief Compliance
                                                Officer at Prudential Financial from 1995 to 2000; Senior Counsel in the
                                                Securities and Exchange Commission's Division of Enforcement in Washington, D.C.
                                                from 1990 to 1995.


Alice A. Pellegrino     Secretary    2004 to    Director of BlackRock, Inc. since 2006; Director (Legal Advisory) of MLIM from
P.O. Box 9011                        present    2002 to 2006; Vice President of MLIM from 1999 to 2002; Attorney associated with
Princeton,                                      MLIM from 1997 to 1999; Secretary of MLIM, FAM, FAM Distributors, Inc. and
NJ 08543-9011                                   Princeton Services from 2004 to 2006.
Age: 47


 * Officers of the Trust serve at the pleasure of the Board of Trustees.



Further information about the Trust's Officers and Trustees is available in the Trust's Statement of Additional Information, which can be obtained without charge by calling 1-800-441-7762.


Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*

 * For inquiries regarding your CMA account, call 800-CMA-INFO (800-262-4636).


Fund Address
CMA Multi-State Municipal Series Trust
P.O. Box 9011
Princeton, NJ 08543-9011



Effective January 1, 2007, Edward D. Zinbarg retired as a Trustee of CMA (R) Multi-State Municipal Series Trust. The Trust's Board of Trustees wishes
Mr. Zinbarg well in his retirement.


Effective April 13, 2007, Jeffrey Hiller resigned his position as Chief Compliance Officer of the Trust. Also effective April 13, 2007, Karen Clark was appointed Chief Compliance Officer of the Trust. Ms. Clark has been a Managing Director of BlackRock, Inc. since 2007. She was a Director thereof from 2005 to 2007. Prior to that, Ms. Clark was a principal and senior compliance officer at State Street Global Advisors from 2001 to 2005.
Ms. Clark was a principal consultant with PricewaterhouseCoopers, LLP from 1998 to 2001. From 1993 to 1998, Ms. Clark was Branch Chief, Division of Investment Management and Office of Compliance Inspections and Examinations, with the U.S. Securities and Exchange Commission.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



BlackRock Privacy Principles


BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.



Availability of Quarterly Schedules of Investments


The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


Electronic Delivery


Electronic copies of most financial reports and prospectuses are available on the Funds' Web site. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds' electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisers, banks or brokerages may offer this service.



CMA MULTI-STATE MUNICIPAL SERIES TRUST                           MARCH 31, 2007



Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and
           (ii) each audit committee financial expert is independent: (1) Ronald W. Forbes, (2) Richard R. West, and (3) Edward D. Zinbarg (retired as of December 31, 2006).

Item 4 -   Principal Accountant Fees and Services

           CMA Arizona Municipal Money Fund
           (a) Audit Fees -      Fiscal Year Ending March 31, 2007 - $26,800
                                 Fiscal Year Ending March 31, 2006 - $26,800

           (b) Audit-Related Fees -
                                 Fiscal Year Ending March 31, 2007 - $0
                                 Fiscal Year Ending March 31, 2006 - $0

           (c) Tax Fees -        Fiscal Year Ending March 31, 2007 - $6,100
                                 Fiscal Year Ending March 31, 2006 - $6,000

           The nature of the services include tax compliance, tax advice and tax planning.

           (d) All Other Fees -  Fiscal Year Ending March 31, 2007 - $0
                                 Fiscal Year Ending March 31, 2006 - $0

           CMA California Municipal Money Fund
           (a) Audit Fees -      Fiscal Year Ending March 31, 2007 - $30,000
                                 Fiscal Year Ending March 31, 2006 - $30,000

           (b) Audit-Related Fees -
                                 Fiscal Year Ending March 31, 2007 - $0
                                 Fiscal Year Ending March 31, 2006 - $0

           (c) Tax Fees -        Fiscal Year Ending March 31, 2007 - $6,100
                                 Fiscal Year Ending March 31, 2006 - $6,000

           The nature of the services include tax compliance, tax advice and tax planning.

           (d) All Other Fees -  Fiscal Year Ending March 31, 2007 - $0
                                 Fiscal Year Ending March 31, 2006 - $0

           CMA Connecticut Municipal Money Fund
           (a) Audit Fees -      Fiscal Year Ending March 31, 2007 - $27,800
                                 Fiscal Year Ending March 31, 2006 - $27,800

           (b) Audit-Related Fees -
                                 Fiscal Year Ending March 31, 2007 - $0
                                 Fiscal Year Ending March 31, 2006 - $0

           (c) Tax Fees -        Fiscal Year Ending March 31, 2007 - $6,100
                                 Fiscal Year Ending March 31, 2006 - $6,000

           The nature of the services include tax compliance, tax advice and tax planning.

           (d) All Other Fees -  Fiscal Year Ending March 31, 2007 - $0
                                 Fiscal Year Ending March 31, 2006 - $0

           CMA Florida Municipal Money Fund
           (a) Audit Fees -      Fiscal Year Ending March 31, 2007 - $27,300
                                 Fiscal Year Ending March 31, 2006 - $27,300

           (b) Audit-Related Fees -
                                 Fiscal Year Ending March 31, 2007 - $0
                                 Fiscal Year Ending March 31, 2006 - $4,000

           The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

           (c) Tax Fees -        Fiscal Year Ending March 31, 2007 - $6,100
                                 Fiscal Year Ending March 31, 2006 - $6,000

           The nature of the services include tax compliance, tax advice and tax planning.

           (d) All Other Fees -  Fiscal Year Ending March 31, 2007 - $0
                                 Fiscal Year Ending March 31, 2006 - $0

           CMA Massachusetts Municipal Money Fund
           (a) Audit Fees -      Fiscal Year Ending March 31, 2007 - $27,800
                                 Fiscal Year Ending March 31, 2006 - $27,800

           (b) Audit-Related Fees -
                                 Fiscal Year Ending March 31, 2007 - $0
                                 Fiscal Year Ending March 31, 2006 - $0

           (c) Tax Fees -        Fiscal Year Ending March 31, 2007 - $6,100
                                 Fiscal Year Ending March 31, 2006 - $6,000

           The nature of the services include tax compliance, tax advice and tax planning.

           (d) All Other Fees -  Fiscal Year Ending March 31, 2007 - $0
                                 Fiscal Year Ending March 31, 2006 - $0

           CMA Michigan Municipal Money Fund
           (a) Audit Fees -      Fiscal Year Ending March 31, 2007 - $27,800
                                 Fiscal Year Ending March 31, 2006 - $27,800

           (b) Audit-Related Fees -
                                 Fiscal Year Ending March 31, 2007 - $0
                                 Fiscal Year Ending March 31, 2006 - $0

           (c) Tax Fees -        Fiscal Year Ending March 31, 2007 - $6,100
                                 Fiscal Year Ending March 31, 2006 - $6,000

           The nature of the services include tax compliance, tax advice and tax planning.

           (d) All Other Fees -  Fiscal Year Ending March 31, 2007 - $0
                                 Fiscal Year Ending March 31, 2006 - $0

           CMA New Jersey Municipal Money Fund
           (a) Audit Fees -      Fiscal Year Ending March 31, 2007 - $30,000
                                 Fiscal Year Ending March 31, 2006 - $30,000

           (b) Audit-Related Fees -
                                 Fiscal Year Ending March 31, 2007 - $0
                                 Fiscal Year Ending March 31, 2006 - $0

           (c) Tax Fees -        Fiscal Year Ending March 31, 2007 - $6,100
                                 Fiscal Year Ending March 31, 2006 - $6,000

           The nature of the services include tax compliance, tax advice and tax planning.

           (d) All Other Fees -  Fiscal Year Ending March 31, 2007 - $0
                                 Fiscal Year Ending March 31, 2006 - $0

           CMA New York Municipal Money Fund
           (a) Audit Fees -      Fiscal Year Ending March 31, 2007 - $30,000
                                 Fiscal Year Ending March 31, 2006 - $30,000

           (b) Audit-Related Fees -
                                 Fiscal Year Ending March 31, 2007 - $0
                                 Fiscal Year Ending March 31, 2006 - $0

           (c) Tax Fees -        Fiscal Year Ending March 31, 2007 - $6,100
                                 Fiscal Year Ending March 31, 2006 - $6,000

           The nature of the services include tax compliance, tax advice and tax planning.

           (d) All Other Fees -  Fiscal Year Ending March 31, 2007 - $0
                                 Fiscal Year Ending March 31, 2006 - $0

           CMA North Carolina Municipal Money Fund
           (a) Audit Fees -      Fiscal Year Ending March 31, 2007 - $26,800
                                 Fiscal Year Ending March 31, 2006 - $26,800

           (b) Audit-Related Fees -
                                 Fiscal Year Ending March 31, 2007 - $0
                                 Fiscal Year Ending March 31, 2006 - $0

           (c) Tax Fees -        Fiscal Year Ending March 31, 2007 - $6,100
                                 Fiscal Year Ending March 31, 2006 - $6,000

           The nature of the services include tax compliance, tax advice and tax planning.

           (d) All Other Fees -  Fiscal Year Ending March 31, 2007 - $0
                                 Fiscal Year Ending March 31, 2006 - $0

           CMA Ohio Municipal Money Fund
           (a) Audit Fees -      Fiscal Year Ending March 31, 2007 - $27,800
                                 Fiscal Year Ending March 31, 2006 - $27,800

           (b) Audit-Related Fees -
                                 Fiscal Year Ending March 31, 2007 - $0
                                 Fiscal Year Ending March 31, 2006 - $0

           (c) Tax Fees -        Fiscal Year Ending March 31, 2007 - $6,100
                                 Fiscal Year Ending March 31, 2006 - $6,000

           The nature of the services include tax compliance, tax advice and tax planning.

           (d) All Other Fees -Fiscal Year Ending March 31, 2007 - $0
                               Fiscal Year Ending March 31, 2006 - $0

           CMA Pennsylvania Municipal Money Fund
           (a) Audit Fees -      Fiscal Year Ending March 31, 2007 - $27,800
                                 Fiscal Year Ending March 31, 2006 - $27,800

           (b) Audit-Related Fees -
                                 Fiscal Year Ending March 31, 2007 - $0
                                 Fiscal Year Ending March 31, 2006 - $0

           (c) Tax Fees -        Fiscal Year Ending March 31, 2007 - $6,100
                                 Fiscal Year Ending March 31, 2006 - $6,000

           The nature of the services include tax compliance, tax advice and tax planning.

           (d) All Other Fees -  Fiscal Year Ending March 31, 2007 - $0
                                 Fiscal Year Ending March 31, 2006 - $0

           (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

           (e)(2)  0%

           (f) Not Applicable

           (g) Fiscal Year Ended March 31, 2007 - $3,016,200
               Fiscal Year Ended March 31, 2006 - $3,754,550

           (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

           Regulation S-X Rule 2-01(c)(7)(ii) - $1,739,500, 0%

Item 5 -   Audit Committee of Listed Registrants - Not Applicable

Item 6 -   Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -  Submission of Matters to a Vote of Security Holders - The
           registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and sets forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -  Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
           (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       CMA Multi-State Municipal Series Trust


Date: May 21, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       CMA Multi-State Municipal Series Trust


Date: May 21, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Financial Officer of
       CMA Multi-State Municipal Series Trust


Date: May 21, 2007